UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector
Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2014

1.805741.110

MC-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.4%
Tenneco, Inc. (a)	130,000	$ 8,330
Hotels, Restaurants & Leisure - 0.2%
Texas Roadhouse, Inc. Class A	211,300	5,618
Household Durables - 2.7%
Jarden Corp. (a)	317,115	18,960
Libbey, Inc. (a)	269,118	7,428
NVR, Inc. (a)	17,400	20,414
Tupperware Brands Corp.	220,980	16,189
		62,991
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (a)	102,000	3,386
Liberty Interactive Corp. Series A (a)	666,810	19,684
		23,070
Leisure Products - 0.7%
Brunswick Corp.	278,800	11,988
Smith & Wesson Holding Corp. (a)(d)	304,600	3,372
		15,360
Media - 1.3%
Starz Series A (a)	281,900	8,821
The Madison Square Garden Co. Class A (a)	307,100	20,533
		29,354
Multiline Retail - 1.4%
Dollar General Corp. (a)	227,840	14,579
Dollar Tree, Inc. (a)	313,878	16,832
		31,411
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	123,582	5,166
Cabela's, Inc. Class A (a)(d)	231,000	14,096
Foot Locker, Inc.	456,000	25,586
Ross Stores, Inc.	223,010	16,819
Sally Beauty Holdings, Inc. (a)	450,620	12,563
Sportsman's Warehouse Holdings, Inc. (d)	891,763	5,359
Williams-Sonoma, Inc.	249,460	16,407
		95,996
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	166,000	6,114
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	92,000	$ 10,740
Ralph Lauren Corp.	78,100	13,215
		30,069
TOTAL CONSUMER DISCRETIONARY		302,199
CONSUMER STAPLES - 3.4%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	80,300	3,837
Dr. Pepper Snapple Group, Inc.	168,900	10,627
Molson Coors Brewing Co. Class B	54,500	4,030
Monster Beverage Corp. (a)	44,884	3,968
		22,462
Food & Staples Retailing - 0.7%
United Natural Foods, Inc. (a)	125,145	8,046
Whole Foods Market, Inc.	215,442	8,432
		16,478
Food Products - 1.1%
Mead Johnson Nutrition Co. Class A	38,000	3,633
The Hain Celestial Group, Inc. (a)	96,700	9,511
The Hershey Co.	63,900	5,842
TreeHouse Foods, Inc. (a)	84,580	6,980
		25,966
Household Products - 0.6%
Church & Dwight Co., Inc.	179,200	12,229
TOTAL CONSUMER STAPLES		77,135
ENERGY - 5.4%
Energy Equipment & Services - 1.9%
Dresser-Rand Group, Inc. (a)	99,200	6,875
Dril-Quip, Inc. (a)	121,200	12,298
Helmerich & Payne, Inc.	115,980	12,184
Rowan Companies PLC	447,210	13,559
		44,916
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc. (a)	46,700	3,748
Cimarex Energy Co.	71,900	10,437
Energen Corp.	185,300	14,913
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Genesis Energy LP	136,800	$ 7,620
HollyFrontier Corp.	81,070	4,056
SM Energy Co.	189,946	16,913
Stone Energy Corp. (a)	209,200	7,362
The Williams Companies, Inc.	56,500	3,358
Whiting Petroleum Corp. (a)	125,200	11,601
		80,008
TOTAL ENERGY		124,924
FINANCIALS - 21.7%
Banks - 2.5%
City National Corp.	122,610	9,304
Huntington Bancshares, Inc.	1,750,078	17,230
Prosperity Bancshares, Inc.	275,600	16,646
Synovus Financial Corp.	363,727	8,784
The Jammu & Kashmir Bank Ltd.	200,000	4,919
		56,883
Capital Markets - 3.9%
ABG Sundal Collier ASA (a)	2,283,263	1,989
Artisan Partners Asset Management, Inc.	225,000	12,483
KKR & Co. LP	670,164	15,742
Lazard Ltd. Class A	207,600	11,347
MLP AG	1,566,600	9,284
Moelis & Co. Class A	229,300	8,321
Oaktree Capital Group LLC Class A	137,900	6,925
Och-Ziff Capital Management Group LLC Class A	435,800	5,395
Raymond James Financial, Inc.	276,100	15,086
Vontobel Holdings AG	95,000	3,518
		90,090
Consumer Finance - 4.1%
ACOM Co. Ltd. (a)(d)	3,007,000	10,404
Capital One Financial Corp.	383,800	31,495
Cash America International, Inc.	239,527	10,692
Navient Corp.	454,216	8,149
SLM Corp.	1,518,516	13,454
Springleaf Holdings, Inc.	629,800	20,960
		95,154
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.9%
Alexander Forbes Group Holding (a)	1,074,128	$ 914
Interactive Brokers Group, Inc.	847,367	19,862
		20,776
Insurance - 1.9%
Arthur J. Gallagher & Co.	233,000	11,005
Direct Line Insurance Group PLC	3,341,591	16,582
Fairfax Financial Holdings Ltd. (sub. vtg.)	34,800	16,035
		43,622
Real Estate Investment Trusts - 7.8%
Alexandria Real Estate Equities, Inc.	175,975	13,913
Altisource Residential Corp. Class B	162,021	3,976
Ashford Hospitality Prime, Inc.	200,570	3,247
Corrections Corp. of America	128,100	4,565
DCT Industrial Trust, Inc.	933,900	7,425
Douglas Emmett, Inc.	143,900	4,111
Essex Property Trust, Inc.	45,764	8,853
Extra Space Storage, Inc.	119,500	6,298
Federal Realty Investment Trust (SBI)	127,100	15,860
FelCor Lodging Trust, Inc.	531,400	5,495
Kite Realty Group Trust	246,400	6,337
National Retail Properties, Inc. (d)	288,469	10,714
Piedmont Office Realty Trust, Inc. Class A	398,100	7,759
Post Properties, Inc.	99,400	5,469
Redwood Trust, Inc. (d)	240,900	4,666
Senior Housing Properties Trust (SBI)	482,400	11,254
SL Green Realty Corp.	177,065	19,362
Spirit Realty Capital, Inc.	519,900	6,140
Taubman Centers, Inc.	121,600	9,262
UDR, Inc.	578,300	17,303
Weyerhaeuser Co.	206,714	7,018
		179,027
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	17,925	1,791
Jones Lang LaSalle, Inc.	64,400	8,604
		10,395
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	115,963	3,240
TOTAL FINANCIALS		499,187
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.8%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	65,000	$ 11,004
Cubist Pharmaceuticals, Inc.	225,829	15,589
Grifols SA ADR	190,000	7,629
Vertex Pharmaceuticals, Inc. (a)	100,000	9,357
		43,579
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,628,000	20,643
Edwards Lifesciences Corp. (a)	90,000	8,933
The Cooper Companies, Inc.	130,000	21,194
		50,770
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	169,000	9,914
HCA Holdings, Inc. (a)	150,000	10,473
Humana, Inc.	40,000	5,150
MEDNAX, Inc. (a)	216,000	12,366
		37,903
Health Care Technology - 0.5%
Cerner Corp. (a)	200,000	11,532
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	250,000	14,290
Illumina, Inc. (a)	36,000	6,457
		20,747
Pharmaceuticals - 2.7%
Actavis PLC (a)	75,000	17,024
Perrigo Co. PLC	77,000	11,453
Salix Pharmaceuticals Ltd. (a)	170,000	27,049
The Medicines Company (a)	210,000	5,378
		60,904
TOTAL HEALTH CARE		225,435
INDUSTRIALS - 17.4%
Aerospace & Defense - 2.1%
Meggitt PLC	3,412,314	26,716
TransDigm Group, Inc.	111,210	20,906
		47,622
Building Products - 1.1%
A.O. Smith Corp.	501,700	24,623
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	201,479	$ 6,077
Electrical Equipment - 4.0%
Acuity Brands, Inc.	204,036	25,276
AMETEK, Inc.	734,790	38,900
Hubbell, Inc. Class B	226,140	27,340
		91,516
Industrial Conglomerates - 1.7%
Roper Industries, Inc.	266,020	40,052
Machinery - 2.6%
Manitowoc Co., Inc.	645,300	18,985
Valmont Industries, Inc. (d)	149,800	21,084
WABCO Holdings, Inc. (a)	184,718	19,063
		59,132
Professional Services - 1.7%
ICF International, Inc. (a)	143,361	4,843
Verisk Analytics, Inc. (a)	490,555	31,489
WageWorks, Inc. (a)	76,600	3,161
		39,493
Road & Rail - 2.0%
J.B. Hunt Transport Services, Inc.	623,340	47,095
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	80,000	19,696
Watsco, Inc.	277,900	25,703
		45,399
TOTAL INDUSTRIALS		401,009
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.2%
Arris Group, Inc. (a)	272,000	8,326
Aruba Networks, Inc. (a)	240,300	5,130
Riverbed Technology, Inc. (a)	767,850	14,466
		27,922
Electronic Equipment & Components - 1.0%
Trimble Navigation Ltd. (a)	700,600	23,302
Internet Software & Services - 1.9%
Endurance International Group Holdings, Inc.	365,400	4,918
Equinix, Inc. (a)	65,100	14,209
Rackspace Hosting, Inc. (a)	398,400	13,785
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Velti PLC (a)(e)	215,084	$ 6
Yahoo!, Inc. (a)	271,600	10,459
		43,377
IT Services - 1.9%
Acxiom Corp. (a)	330,400	6,127
Alliance Data Systems Corp. (a)	49,300	13,047
Cognizant Technology Solutions Corp. Class A (a)	101,600	4,646
Maximus, Inc.	247,600	10,201
Virtusa Corp. (a)	283,800	9,663
		43,684
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	99,900	3,530
Cree, Inc. (a)	297,225	13,542
NXP Semiconductors NV (a)	54,200	3,714
RF Micro Devices, Inc. (a)	983,000	12,258
Semtech Corp. (a)	315,600	8,223
		41,267
Software - 6.3%
ANSYS, Inc. (a)	255,900	20,805
Autodesk, Inc. (a)	193,500	10,379
Citrix Systems, Inc. (a)	51,195	3,597
CommVault Systems, Inc. (a)	216,354	11,930
Fair Isaac Corp.	168,700	9,813
Imperva, Inc. (a)	107,850	3,140
Informatica Corp. (a)	306,400	10,434
Nuance Communications, Inc. (a)	643,434	10,945
Parametric Technology Corp. (a)	438,700	16,973
Red Hat, Inc. (a)	144,800	8,821
Rovi Corp. (a)	430,800	9,964
SolarWinds, Inc. (a)	209,080	8,947
Synopsys, Inc. (a)	473,000	19,346
		145,094
Technology Hardware, Storage & Peripherals - 1.6%
3D Systems Corp. (a)(d)	145,800	7,802
Cray, Inc. (a)	322,100	9,086
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	173,700	$ 5,129
NCR Corp. (a)	381,600	13,035
		35,052
TOTAL INFORMATION TECHNOLOGY		359,698
MATERIALS - 7.5%
Chemicals - 4.7%
Airgas, Inc.	245,204	27,066
Ecolab, Inc.	184,300	21,161
FMC Corp.	261,040	17,265
Sherwin-Williams Co.	73,131	15,951
W.R. Grace & Co. (a)	271,497	26,886
		108,329
Containers & Packaging - 1.2%
Aptargroup, Inc.	174,956	11,223
Rock-Tenn Co. Class A	358,600	17,629
		28,852
Metals & Mining - 1.6%
Carpenter Technology Corp.	221,900	12,145
Reliance Steel & Aluminum Co.	344,285	24,072
		36,217
TOTAL MATERIALS		173,398
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	19,310	2,130
T-Mobile U.S., Inc. (a)	93,200	2,803
Telephone & Data Systems, Inc.	241,400	6,358
		11,291
UTILITIES - 4.3%
Electric Utilities - 2.2%
Cleco Corp.	121,200	6,838
ITC Holdings Corp.	116,900	4,366
OGE Energy Corp.	587,900	22,058
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PNM Resources, Inc.	337,400	$ 8,843
Portland General Electric Co.	229,900	7,925
		50,030
Gas Utilities - 1.1%
National Fuel Gas Co.	192,192	14,691
UGI Corp.	227,130	12,033
		26,724
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	120,800	6,491
Dynegy, Inc. (a)	110,300	3,605
		10,096
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	413,375	12,943
TOTAL UTILITIES		99,793
TOTAL COMMON STOCKS (Cost $2,000,901)		2,274,069
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 10/30/14 to 11/6/14 (Cost $370)	$ 370	370
Money Market Funds - 3.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	28,132,710	$ 28,133
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	42,487,266	42,487
TOTAL MONEY MARKET FUNDS (Cost $70,620)		70,620
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,071,891)		2,345,059
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(46,201)
NET ASSETS - 100%		$ 2,298,858
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	197
Total	$ 234
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 302,199	$ 302,199	$ -	$ -
Consumer Staples	77,135	77,135	-	-
Energy	124,924	124,924	-	-
Financials	499,187	499,187	-	-
Health Care	225,435	225,435	-	-
Industrials	401,009	401,009	-	-
Information Technology	359,698	359,692	6	-
Materials	173,398	173,398	-	-
Telecommunication Services	11,291	11,291	-	-
Utilities	99,793	99,793	-	-
U.S. Government and Government Agency Obligations	370	-	370	-
Money Market Funds	70,620	70,620	-	-
Total Investments in Securities:	$ 2,345,059	$ 2,344,683	$ 376	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $2,073,117,000. Net unrealized appreciation aggregated $271,942,000, of which $321,504,000 related to appreciated investment securities and $49,562,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2014

1.805763.110

AGAI-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 0.1%
General Motors Co.	18,300	$ 637
Diversified Consumer Services - 0.4%
H&R Block, Inc.	63,726	2,137
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	49,700	2,352
Domino's Pizza, Inc.	4,900	370
McDonald's Corp.	31,245	2,928
Yum! Brands, Inc.	63,561	4,604
		10,254
Household Durables - 0.1%
Tupperware Brands Corp.	11,800	864
Media - 3.8%
Comcast Corp. Class A (special) (non-vtg.)	210,729	11,506
Lamar Advertising Co. Class A	9,900	520
Scripps Networks Interactive, Inc. Class A	10,772	859
Sinclair Broadcast Group, Inc. Class A (e)	74,127	2,153
Time Warner, Inc.	84,618	6,518
Viacom, Inc. Class B (non-vtg.)	13,300	1,079
		22,635
Multiline Retail - 2.1%
Target Corp.	207,799	12,482
Specialty Retail - 2.1%
DSW, Inc. Class A	39,100	1,210
Lowe's Companies, Inc.	164,657	8,646
Sally Beauty Holdings, Inc. (a)	33,300	928
Staples, Inc.	47,429	554
TJX Companies, Inc.	20,900	1,246
		12,584
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	11,300	847
TOTAL CONSUMER DISCRETIONARY		62,440
CONSUMER STAPLES - 11.6%
Beverages - 3.4%
Diageo PLC	82,121	2,423
PepsiCo, Inc.	54,543	5,045
Pernod Ricard SA	5,200	613
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	43,000	$ 2,372
The Coca-Cola Co.	235,294	9,816
		20,269
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	45,651	3,627
Kroger Co.	27,200	1,387
Walgreen Co.	57,882	3,503
		8,517
Food Products - 0.4%
Kellogg Co.	36,802	2,391
Household Products - 2.0%
Procter & Gamble Co.	134,635	11,190
Svenska Cellulosa AB (SCA) (B Shares)	28,805	692
		11,882
Tobacco - 4.4%
British American Tobacco PLC sponsored ADR	77,676	9,198
Lorillard, Inc.	127,425	7,607
Philip Morris International, Inc.	73,038	6,251
Reynolds American, Inc.	57,300	3,350
		26,406
TOTAL CONSUMER STAPLES		69,465
ENERGY - 10.6%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	37,141	1,875
National Oilwell Varco, Inc.	3,700	320
Oceaneering International, Inc.	10,100	703
Schlumberger Ltd.	26,934	2,953
		5,851
Oil, Gas & Consumable Fuels - 9.6%
Apache Corp.	45,241	4,607
BG Group PLC	262,560	5,234
Canadian Natural Resources Ltd.	62,650	2,731
Chevron Corp.	124,963	16,176
EQT Midstream Partners LP	7,300	712
EV Energy Partners LP	1,600	67
Exxon Mobil Corp.	14,882	1,480
Golar LNG Ltd.	14,800	932
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Imperial Oil Ltd.	62,300	$ 3,315
Magellan Midstream Partners LP	554	46
Markwest Energy Partners LP	69,605	5,550
MPLX LP	6,203	378
Occidental Petroleum Corp.	34,529	3,582
Peabody Energy Corp.	33,600	534
Suncor Energy, Inc.	145,890	5,988
The Williams Companies, Inc.	98,131	5,833
Western Gas Partners LP	7,800	604
		57,769
TOTAL ENERGY		63,620
FINANCIALS - 20.0%
Banks - 11.7%
Bank of America Corp.	662,242	10,655
Citigroup, Inc.	259,822	13,420
JPMorgan Chase & Co.	406,943	24,187
M&T Bank Corp.	6,872	850
PNC Financial Services Group, Inc.	43,416	3,680
Standard Chartered PLC (United Kingdom)	257,083	5,177
SunTrust Banks, Inc.	65,835	2,507
U.S. Bancorp	96,630	4,086
Wells Fargo & Co.	106,750	5,491
		70,053
Capital Markets - 4.9%
Apollo Investment Corp.	34,035	298
Ares Capital Corp.	24,765	425
Artisan Partners Asset Management, Inc.	13,800	766
BlackRock, Inc. Class A	2,000	661
Carlyle Group LP	18,100	602
Charles Schwab Corp.	184,813	5,269
Invesco Ltd.	12,900	527
KKR & Co. LP	158,013	3,712
Morgan Stanley	120,330	4,129
Northern Trust Corp.	57,540	3,990
State Street Corp.	98,470	7,093
The Blackstone Group LP	52,100	1,747
		29,219
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.6%
IntercontinentalExchange Group, Inc.	12,639	$ 2,389
TPG Specialty Lending, Inc.	74,100	1,309
		3,698
Insurance - 1.6%
Arthur J. Gallagher & Co.	19,519	922
Brown & Brown, Inc.	9,640	314
Marsh & McLennan Companies, Inc.	27,166	1,443
MetLife, Inc.	96,687	5,293
MetLife, Inc. unit	25,700	806
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,500	28
Principal Financial Group, Inc.	17,500	950
		9,756
Real Estate Investment Trusts - 0.9%
American Homes 4 Rent (f)	68,634	1,227
CBL & Associates Properties, Inc.	65,796	1,250
First Potomac Realty Trust	14,772	196
Gaming & Leisure Properties	7,900	263
Sun Communities, Inc.	46,446	2,491
		5,427
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	94,790	1,380
TOTAL FINANCIALS		119,533
HEALTH CARE - 8.8%
Biotechnology - 1.4%
Amgen, Inc.	54,792	7,637
Intercept Pharmaceuticals, Inc. (a)	1,800	521
		8,158
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	38,326	1,619
Ansell Ltd.	20,366	379
ResMed, Inc. (e)	20,104	1,067
Zimmer Holdings, Inc.	17,190	1,707
		4,772
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	27,900	2,056
McKesson Corp.	25,433	4,960
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc.	32,900	$ 1,325
Quest Diagnostics, Inc.	18,052	1,141
		9,482
Pharmaceuticals - 5.0%
AbbVie, Inc.	53,160	2,939
Astellas Pharma, Inc.	92,000	1,325
GlaxoSmithKline PLC sponsored ADR (e)	125,209	6,148
Johnson & Johnson	81,101	8,413
Merck & Co., Inc.	24,818	1,492
Novartis AG sponsored ADR	37,701	3,387
Sanofi SA	15,362	1,684
Teva Pharmaceutical Industries Ltd. sponsored ADR	84,974	4,463
Theravance, Inc. (a)	12,300	290
		30,141
TOTAL HEALTH CARE		52,553
INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
Meggitt PLC	194,009	1,519
Rolls-Royce Group PLC	68,750	1,165
The Boeing Co.	46,894	5,946
United Technologies Corp.	32,831	3,545
		12,175
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc. (e)	31,626	2,159
PostNL NV (a)	213,300	1,068
United Parcel Service, Inc. Class B	75,479	7,346
		10,573
Airlines - 0.1%
Copa Holdings SA Class A	2,700	332
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	75,083	2,768
KAR Auction Services, Inc.	43,200	1,303
Waste Management, Inc.	7,000	329
		4,400
Electrical Equipment - 0.3%
Hubbell, Inc. Class B	16,112	1,948
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.1%
General Electric Co.	710,593	$ 18,461
Machinery - 0.3%
Deere & Co.	16,100	1,354
Stanley Black & Decker, Inc.	2,600	238
Valmont Industries, Inc.	1,800	253
		1,845
Professional Services - 0.4%
Acacia Research Corp.	39,864	709
Bureau Veritas SA	66,518	1,580
Exova Group Ltd. PLC (a)	60,100	193
		2,482
Road & Rail - 2.3%
CSX Corp.	193,733	5,988
J.B. Hunt Transport Services, Inc.	45,120	3,409
Kansas City Southern	7,100	819
Norfolk Southern Corp.	27,108	2,901
TransForce, Inc.	37,800	973
		14,090
Trading Companies & Distributors - 0.8%
Brenntag AG	9,566	506
W.W. Grainger, Inc.	8,073	1,988
Watsco, Inc.	22,364	2,068
		4,562
TOTAL INDUSTRIALS		70,868
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	357,371	8,931
QUALCOMM, Inc.	66,913	5,092
		14,023
Internet Software & Services - 2.9%
Google, Inc.:
Class A (a)	13,358	7,779
Class C (a)	11,858	6,778
Yahoo!, Inc. (a)	76,692	2,953
		17,510
IT Services - 4.9%
Amadeus IT Holding SA Class A	5,800	216
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	51,320	$ 2,347
Computer Sciences Corp.	43,219	2,584
Fidelity National Information Services, Inc.	29,238	1,659
IBM Corp.	16,300	3,134
MasterCard, Inc. Class A	68,890	5,223
Paychex, Inc.	167,509	6,977
Quindell PLC	102,026	288
The Western Union Co.	63,361	1,107
Unisys Corp. (a)	13,000	304
Visa, Inc. Class A	25,835	5,490
		29,329
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	169,393	3,914
Broadcom Corp. Class A	127,536	5,022
Maxim Integrated Products, Inc.	28,186	871
		9,807
Software - 3.5%
Intuit, Inc.	2,900	241
Microsoft Corp.	426,673	19,384
Oracle Corp.	24,684	1,025
		20,650
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	233,778	23,962
EMC Corp.	78,430	2,316
First Data Holdings, Inc. Class B (h)	400,570	1,602
		27,880
TOTAL INFORMATION TECHNOLOGY		119,199
MATERIALS - 3.6%
Chemicals - 3.1%
Airgas, Inc.	31,752	3,505
E.I. du Pont de Nemours & Co.	27,931	1,847
FMC Corp.	26,429	1,748
Johnson Matthey PLC	15,400	807
Methanex Corp.	12,900	863
Monsanto Co.	43,901	5,077
Potash Corp. of Saskatchewan, Inc. (e)	14,000	492
Royal DSM NV	12,713	849
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Syngenta AG (Switzerland)	7,024	$ 2,523
Tronox Ltd. Class A	17,151	521
		18,232
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	79,100	2,877
SunCoke Energy Partners LP	8,010	242
		3,119
TOTAL MATERIALS		21,351
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	236,809	11,798
TOTAL COMMON STOCKS (Cost $455,544)		590,827
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	5,350	91
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	14,654	4,555
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,156)		4,646
Convertible Bonds - 0.2%
	Principal Amount (000s) (d)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17	$ 772	647
Peabody Energy Corp. 4.75% 12/15/41	590	424
(Cost $1,231)	1,071
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353)	EUR	230	$ 344
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,306,795	1,307
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	12,672	12,672
TOTAL MONEY MARKET FUNDS (Cost $13,979)		13,979
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $475,263)		610,867
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(12,286)
NET ASSETS - 100%		$ 598,581
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,571,000 or 0.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,693,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 1,602
NJOY, Inc. Series D	2/14/14	$ 91
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Securities Lending Cash Central Fund	39
Total	$ 39

* Amount represents less than $1,000

Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,531	$ 62,440	$ -	$ 91
Consumer Staples	69,465	67,042	2,423	-
Energy	63,620	58,386	5,234	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 119,533	$ 118,727	$ 806	$ -
Health Care	57,108	55,424	1,684	-
Industrials	70,868	70,868	-	-
Information Technology	119,199	117,597	-	1,602
Materials	21,351	18,828	2,523	-
Telecommunication Services	11,798	11,798	-	-
Corporate Bonds	1,071	-	1,071	-
Preferred Securities	344	-	344	-
Money Market Funds	13,979	13,979	-	-
Total Investments in Securities:	$ 610,867	$ 595,089	$ 14,085	$ 1,693
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $478,138,000. Net unrealized appreciation aggregated $132,729,000, of which $138,923,000 related to appreciated investment securities and $6,194,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

August 31, 2014

1.805740.110

GO-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.2%
Tenneco, Inc. (a)	121,700	$ 7,799
Automobiles - 0.5%
Tesla Motors, Inc. (a)	62,500	16,856
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	1,600
Buffalo Wild Wings, Inc. (a)	64,200	9,486
Chipotle Mexican Grill, Inc. (a)	22,800	15,473
Chuy's Holdings, Inc. (a)	144,000	3,787
Dunkin' Brands Group, Inc.	221,400	9,640
Las Vegas Sands Corp.	133,992	8,912
McDonald's Corp.	135,600	12,708
Panera Bread Co. Class A (a)	62,200	9,326
Starbucks Corp.	315,500	24,549
Starwood Hotels & Resorts Worldwide, Inc.	61,200	5,174
The Cheesecake Factory, Inc.	64,300	2,890
		103,545
Household Durables - 0.9%
Harman International Industries, Inc.	111,000	12,774
Lennar Corp. Class A	279,100	10,935
SodaStream International Ltd. (a)(d)	52,300	1,744
Toll Brothers, Inc. (a)	140,600	5,004
Tupperware Brands Corp.	54,600	4,000
		34,457
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	135,400	45,906
priceline.com, Inc. (a)	13,500	16,798
		62,704
Media - 3.7%
AMC Networks, Inc. Class A (a)	186,300	11,658
Comcast Corp. Class A	1,129,100	61,796
IMAX Corp. (a)	434,100	12,033
Liberty Global PLC Class A (a)	77,400	3,380
Lions Gate Entertainment Corp. (d)	241,100	7,814
The Walt Disney Co.	253,900	22,821
Twenty-First Century Fox, Inc. Class A	432,200	15,309
		134,811
Multiline Retail - 0.0%
Target Corp.	17,300	1,039
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A	117,300	$ 4,903
Bed Bath & Beyond, Inc. (a)	64,700	4,158
CarMax, Inc. (a)	209,700	10,988
DSW, Inc. Class A	133,800	4,140
Five Below, Inc. (a)	120,500	4,887
GNC Holdings, Inc.	143,100	5,431
Home Depot, Inc.	277,200	25,918
Lumber Liquidators Holdings, Inc. (a)	361,200	20,668
TJX Companies, Inc.	275,400	16,417
		97,510
Textiles, Apparel & Luxury Goods - 3.0%
Fossil Group, Inc. (a)	147,100	14,900
Kate Spade & Co. (a)	207,100	6,698
lululemon athletica, Inc. (a)(d)	902,216	36,025
Michael Kors Holdings Ltd. (a)	213,800	17,130
NIKE, Inc. Class B	154,700	12,152
Prada SpA	454,000	3,219
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	170,300	9,940
Steven Madden Ltd. (a)	57,900	1,968
Under Armour, Inc. Class A (sub. vtg.) (a)	97,200	6,645
		108,677
TOTAL CONSUMER DISCRETIONARY		567,398
CONSUMER STAPLES - 9.3%
Beverages - 1.7%
Monster Beverage Corp. (a)	143,100	12,651
PepsiCo, Inc.	178,300	16,491
SABMiller PLC	94,700	5,224
The Coca-Cola Co.	640,800	26,734
		61,100
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	263,300	31,880
CVS Caremark Corp.	308,000	24,471
Fresh Market, Inc. (a)(d)	56,433	1,882
Wal-Mart Stores, Inc.	32,880	2,482
Walgreen Co.	298,500	18,065
Whole Foods Market, Inc.	209,900	8,215
		86,995
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.4%
Bunge Ltd.	63,200	$ 5,350
Keurig Green Mountain, Inc.	502,800	67,033
Mead Johnson Nutrition Co. Class A	102,900	9,837
Mondelez International, Inc.	125,000	4,524
		86,744
Household Products - 0.7%
Procter & Gamble Co.	206,000	17,121
Svenska Cellulosa AB (SCA) (B Shares)	334,800	8,048
		25,169
Personal Products - 0.3%
Avon Products, Inc.	100,242	1,407
Herbalife Ltd. (d)	177,900	9,069
		10,476
Tobacco - 1.8%
Altria Group, Inc.	783,100	33,736
Japan Tobacco, Inc.	34,800	1,192
Lorillard, Inc.	186,200	11,116
Philip Morris International, Inc.	241,450	20,663
		66,707
TOTAL CONSUMER STAPLES		337,191
ENERGY - 5.1%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	95,840	5,927
Halliburton Co.	118,300	7,998
National Oilwell Varco, Inc.	83,988	7,259
Schlumberger Ltd.	351,900	38,582
Seventy Seven Energy, Inc. (a)	11,804	277
		60,043
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.	78,500	8,846
Cabot Oil & Gas Corp.	210,600	7,064
Chesapeake Energy Corp.	165,264	4,495
Concho Resources, Inc. (a)	69,800	9,914
Continental Resources, Inc. (a)	87,800	14,161
EOG Resources, Inc.	41,200	4,527
Golar LNG Ltd.	28,700	1,808
Hess Corp.	135,100	13,659
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	80,600	$ 7,335
Noble Energy, Inc.	105,400	7,604
Occidental Petroleum Corp.	166,300	17,250
PDC Energy, Inc. (a)	48,700	2,926
Peabody Energy Corp.	118,100	1,875
Phillips 66 Co.	36,700	3,194
Pioneer Natural Resources Co.	27,400	5,717
Range Resources Corp.	16,300	1,281
Southwestern Energy Co. (a)	85,000	3,500
Valero Energy Corp.	148,600	8,045
		123,201
TOTAL ENERGY		183,244
FINANCIALS - 4.2%
Banks - 1.1%
Bank of America Corp.	297,800	4,792
Citigroup, Inc.	105,700	5,459
HDFC Bank Ltd. sponsored ADR	155,000	7,702
JPMorgan Chase & Co.	200,900	11,944
Signature Bank (a)	31,800	3,767
Wells Fargo & Co.	125,000	6,430
		40,094
Capital Markets - 0.6%
BlackRock, Inc. Class A	10,400	3,438
Charles Schwab Corp.	471,800	13,451
Goldman Sachs Group, Inc.	24,591	4,404
T. Rowe Price Group, Inc.	30,300	2,454
		23,747
Consumer Finance - 2.1%
American Express Co.	575,400	51,527
Discover Financial Services	380,333	23,721
		75,248
Diversified Financial Services - 0.2%
BM&F BOVESPA SA	765,958	4,619
CME Group, Inc.	22,000	1,684
		6,303
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	25,978	$ 4,417
Washington Prime Group, Inc. (a)	12,989	254
		4,671
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	100,400	2,175
TOTAL FINANCIALS		152,238
HEALTH CARE - 20.0%
Biotechnology - 15.7%
ACADIA Pharmaceuticals, Inc. (a)	194,600	4,667
Agios Pharmaceuticals, Inc. (a)	68,317	3,158
Alexion Pharmaceuticals, Inc. (a)	41,700	7,059
Alkermes PLC (a)	1,241,000	55,510
Alnylam Pharmaceuticals, Inc. (a)	215,700	15,028
Amarin Corp. PLC ADR (a)(d)	265,000	511
Amgen, Inc.	240,600	33,535
Asterias Biotherapeutics, Inc. (a)	50,950	182
Avalanche Biotechnologies, Inc. (a)	4,600	136
Biogen Idec, Inc. (a)	45,600	15,643
Bluebird Bio, Inc. (a)	116,600	4,665
Celgene Corp. (a)	110,470	10,497
Celldex Therapeutics, Inc. (a)	215,700	3,432
Cepheid, Inc. (a)	136,353	5,458
Clovis Oncology, Inc. (a)	16,500	785
Exelixis, Inc. (a)(d)	2,514,011	10,408
Geron Corp. (a)	1,222,800	2,910
Gilead Sciences, Inc. (a)	529,300	56,942
ImmunoGen, Inc. (a)(d)	1,369,351	16,186
Immunomedics, Inc. (a)(d)	1,354,187	4,509
Insmed, Inc. (a)	330,600	4,605
Intercept Pharmaceuticals, Inc. (a)	5,700	1,651
Ironwood Pharmaceuticals, Inc. Class A (a)	227,500	2,944
Isis Pharmaceuticals, Inc. (a)(d)	1,259,953	51,356
Lexicon Pharmaceuticals, Inc. (a)	8,418,904	12,797
Merrimack Pharmaceuticals, Inc. (a)(d)	591,500	4,129
NPS Pharmaceuticals, Inc. (a)	484,500	14,622
Ophthotech Corp.	62,400	2,431
Prothena Corp. PLC (a)	117,602	2,693
Receptos, Inc. (a)	156,900	8,025
Regeneron Pharmaceuticals, Inc. (a)	332,600	116,583
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regulus Therapeutics, Inc. (a)	337,200	$ 2,320
Rigel Pharmaceuticals, Inc. (a)	690,248	1,795
Seattle Genetics, Inc. (a)(d)	1,665,767	73,310
Transition Therapeutics, Inc. (a)	1,007,397	7,405
uniQure B.V.	4,600	53
Vertex Pharmaceuticals, Inc. (a)	68,690	6,427
XOMA Corp. (a)	1,576,700	6,906
		571,273
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	89,300	3,772
Baxter International, Inc.	38,900	2,917
Cyberonics, Inc. (a)	67,300	3,862
Insulet Corp. (a)	138,600	5,005
Steris Corp.	201,100	11,320
		26,876
Health Care Providers & Services - 0.8%
Accretive Health, Inc. (a)	596,000	4,828
BioScrip, Inc. (a)(d)	792,300	6,703
Catamaran Corp. (a)	30,500	1,437
Express Scripts Holding Co. (a)	125,167	9,254
McKesson Corp.	32,600	6,358
		28,580
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	778,000	11,495
athenahealth, Inc. (a)(d)	85,900	12,407
Castlight Health, Inc. Class B (a)(d)	31,200	372
		24,274
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	98,000	17,577
Pharmaceuticals - 1.6%
AbbVie, Inc.	156,200	8,635
Actavis PLC (a)	44,500	10,101
Allergan, Inc.	84,600	13,847
Auxilium Pharmaceuticals, Inc. (a)(d)	253,700	4,719
Bristol-Myers Squibb Co.	92,200	4,670
Hospira, Inc. (a)	63,800	3,429
Johnson & Johnson	37,800	3,921
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	144,000	$ 6,998
Revance Therapeutics, Inc.	17,500	409
		56,729
TOTAL HEALTH CARE		725,309
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	125,800	11,980
The Boeing Co.	77,000	9,764
		21,744
Air Freight & Logistics - 0.9%
FedEx Corp.	76,400	11,298
United Parcel Service, Inc. Class B	227,400	22,133
		33,431
Airlines - 2.2%
American Airlines Group, Inc.	203,100	7,903
Delta Air Lines, Inc.	169,100	6,693
Southwest Airlines Co.	561,700	17,980
Spirit Airlines, Inc. (a)	330,700	23,278
United Continental Holdings, Inc. (a)	482,700	22,981
		78,835
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	204,359	7,426
Electrical Equipment - 0.3%
Acuity Brands, Inc.	87,300	10,815
Industrial Conglomerates - 1.0%
3M Co.	69,100	9,950
Danaher Corp.	245,600	18,815
General Electric Co.	222,900	5,791
		34,556
Machinery - 0.4%
Caterpillar, Inc.	72,100	7,864
Cummins, Inc.	29,400	4,266
ITT Corp.	24,100	1,153
Xylem, Inc.	63,000	2,347
		15,630
Professional Services - 0.0%
Paylocity Holding Corp. (a)(d)	4,100	93
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 2.0%
CSX Corp.	90,200	$ 2,788
Hertz Global Holdings, Inc. (a)	591,100	17,467
J.B. Hunt Transport Services, Inc.	109,300	8,258
Kansas City Southern	13,600	1,569
Union Pacific Corp.	398,800	41,982
		72,064
Trading Companies & Distributors - 0.0%
Now, Inc.	20,997	694
TOTAL INDUSTRIALS		275,288
INFORMATION TECHNOLOGY - 35.1%
Communications Equipment - 1.6%
Infinera Corp. (a)	1,220,181	12,910
QUALCOMM, Inc.	550,265	41,875
ViaSat, Inc. (a)(d)	87,500	4,982
		59,767
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	99,700	6,847
Trimble Navigation Ltd. (a)	334,700	11,132
		17,979
Internet Software & Services - 9.7%
Akamai Technologies, Inc. (a)	184,900	11,172
Baidu.com, Inc. sponsored ADR (a)	35,800	7,680
Cornerstone OnDemand, Inc. (a)	262,700	9,835
eBay, Inc. (a)	336,200	18,659
Facebook, Inc. Class A (a)	1,017,641	76,140
Google, Inc.:
Class A (a)	157,465	91,701
Class C (a)	158,665	90,693
LinkedIn Corp. (a)	18,800	4,244
Opower, Inc.	5,900	92
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	108,700	9,547
Rackspace Hosting, Inc. (a)	133,802	4,630
Tencent Holdings Ltd.	537,600	8,750
Twitter, Inc.	128,800	6,408
Web.com Group, Inc. (a)	469,200	8,891
Wix.com Ltd. (a)	79,900	1,315
		349,757
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	145,432	$ 6,651
IBM Corp.	117,900	22,672
MasterCard, Inc. Class A	522,000	39,573
Visa, Inc. Class A	243,600	51,770
		120,666
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.	211,300	4,882
Applied Micro Circuits Corp. (a)	1,394,600	11,812
Broadcom Corp. Class A	152,300	5,998
Cavium, Inc. (a)	74,300	4,174
Cree, Inc. (a)(d)	782,900	35,669
Cypress Semiconductor Corp. (d)	1,344,866	14,861
First Solar, Inc. (a)	122,600	8,543
Intel Corp.	101,900	3,558
Mellanox Technologies Ltd. (a)(d)	198,600	8,299
Micron Technology, Inc. (a)	230,500	7,514
NVIDIA Corp.	1,769,130	34,410
Rambus, Inc. (a)	1,003,600	12,455
Silicon Laboratories, Inc. (a)	594,000	26,926
Xilinx, Inc.	60,800	2,569
		181,670
Software - 9.3%
Adobe Systems, Inc. (a)	131,200	9,433
Citrix Systems, Inc. (a)	35,500	2,494
Concur Technologies, Inc. (a)	113,500	11,393
Interactive Intelligence Group, Inc. (a)	173,000	7,406
Intuit, Inc.	72,200	6,006
Microsoft Corp.	1,564,600	71,080
NetSuite, Inc. (a)	133,800	11,726
Oracle Corp.	338,200	14,045
Qlik Technologies, Inc. (a)	237,774	6,712
Red Hat, Inc. (a)	534,930	32,588
salesforce.com, Inc. (a)	2,357,200	139,287
ServiceNow, Inc. (a)	138,600	8,473
Solera Holdings, Inc.	13,500	823
Splunk, Inc. (a)	41,100	2,217
The Rubicon Project, Inc.	877	9
TiVo, Inc. (a)	262,000	3,692
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)(d)	28,700	$ 2,829
Workday, Inc. Class A (a)	62,300	5,674
		335,887
Technology Hardware, Storage & Peripherals - 5.7%
3D Systems Corp. (a)(d)	35,700	1,910
Apple, Inc.	1,943,406	199,200
Nimble Storage, Inc.	4,900	132
SanDisk Corp.	49,200	4,820
		206,062
TOTAL INFORMATION TECHNOLOGY		1,271,788
MATERIALS - 1.7%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	101,600	6,717
Eastman Chemical Co.	31,200	2,573
Monsanto Co.	358,000	41,403
The Mosaic Co.	99,500	4,752
		55,445
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd.	36,100	1,878
Metals & Mining - 0.1%
Nucor Corp.	76,800	4,172
TOTAL MATERIALS		61,495
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	96,700	4,348
Verizon Communications, Inc.	178,400	8,888
		13,236
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)(d)	240,987	1,352
T-Mobile U.S., Inc. (a)	194,200	5,842
		7,194
TOTAL TELECOMMUNICATION SERVICES		20,430
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	61,200	$ 1,685
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	150,100	4,620
TOTAL UTILITIES		6,305
TOTAL COMMON STOCKS (Cost $2,327,869)		3,600,686
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
aTyr Pharma, Inc. 8.00% (a)(e)	638,618	1,615
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Uber Technologies, Inc. 8.00% (e)	55,276	3,430
Software - 0.2%
Cloudera, Inc. Series F (e)	41,786	634
MongoDB, Inc. Series F, 8.00% (e)	515,124	6,310
		6,944
TOTAL INFORMATION TECHNOLOGY		10,374
TOTAL CONVERTIBLE PREFERRED STOCKS		11,989
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(e)	676,657	11
Equilibrate Worldwide Therapeutics Series D (a)(e)	676,657	27
Neuropathic Worldwide Therapeutics Series D (a)(e)	676,657	5
Oculus Worldwide Therapeutics Series D (a)(e)	676,657	8
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Orchestrate U.S. Therapeutics, Inc. Series D (a)(e)	676,657	$ 12
Orchestrate Worldwide Therapeutics Series D (a)(e)	676,657	21
		84
TOTAL PREFERRED STOCKS (Cost $14,352)		12,073
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b)	16,501,467	16,501
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	102,278,808	102,279
TOTAL MONEY MARKET FUNDS (Cost $118,780)		118,780
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,461,001)		3,731,539
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(107,044)
NET ASSETS - 100%		$ 3,624,495
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,073,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
aTyr Pharma, Inc. 8.00%	4/8/13	$ 1,615
Cloudera, Inc. Series F	2/5/14	$ 608
Equilibrate Asia Therapeutics Series D	5/17/13	$ 11
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 27
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 5
Oculus Worldwide Therapeutics Series D	5/17/13	$ 8
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 12
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 21
Uber Technologies, Inc. 8.00%	6/6/14	$ 3,430
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32
Fidelity Securities Lending Cash Central Fund	992
Total	$ 1,024
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 567,398	$ 567,398	$ -	$ -
Consumer Staples	337,191	337,191	-	-
Energy	183,244	183,244	-	-
Financials	152,238	152,238	-	-
Health Care	727,008	725,309	-	1,699
Industrials	275,288	275,288	-	-
Information Technology	1,282,162	1,263,038	8,750	10,374
Materials	61,495	61,495	-	-
Telecommunication Services	20,430	20,430	-	-
Utilities	6,305	6,305	-	-
Money Market Funds	118,780	118,780	-	-
Total Investments in Securities:	$ 3,731,539	$ 3,710,716	$ 8,750	$ 12,073
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $2,462,820,000. Net unrealized appreciation aggregated $1,268,719,000, of which $1,387,204,000 related to appreciated investment securities and $118,485,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Series Growth
Opportunities Fund

August 31, 2014

1.967936.100

AXS3-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.2%
Tenneco, Inc. (a)	30,300	$ 1,941,624
Automobiles - 0.5%
Tesla Motors, Inc. (a)	15,700	4,234,290
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc. Class A (d)	59,800	429,962
Buffalo Wild Wings, Inc. (a)	14,400	2,127,600
Chipotle Mexican Grill, Inc. (a)	5,800	3,936,170
Chuy's Holdings, Inc. (a)	36,000	946,800
Dunkin' Brands Group, Inc.	55,600	2,420,824
Las Vegas Sands Corp.	35,200	2,341,152
McDonald's Corp.	35,700	3,345,804
Panera Bread Co. Class A (a)	16,000	2,399,040
Starbucks Corp.	79,700	6,201,457
Starwood Hotels & Resorts Worldwide, Inc.	15,200	1,285,008
		25,433,817
Household Durables - 1.1%
Harman International Industries, Inc.	37,700	4,338,516
Lennar Corp. Class A	68,300	2,675,994
SodaStream International Ltd. (a)(d)	16,100	536,774
Toll Brothers, Inc. (a)	34,900	1,242,091
Tupperware Brands Corp.	14,700	1,076,922
		9,870,297
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	34,100	11,561,264
priceline.com, Inc. (a)	3,500	4,355,085
		15,916,349
Media - 3.8%
AMC Networks, Inc. Class A (a)	50,700	3,172,553
Comcast Corp. Class A	290,700	15,910,011
IMAX Corp. (a)	118,700	3,290,364
Liberty Global PLC Class A (a)	19,500	851,565
Lions Gate Entertainment Corp. (d)	65,600	2,126,096
The Walt Disney Co.	65,800	5,914,104
Twenty-First Century Fox, Inc. Class A	108,300	3,835,986
		35,100,679
Multiline Retail - 0.0%
Target Corp.	6,100	366,427
Specialty Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	17,300	1,111,698
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CarMax, Inc. (a)	56,200	$ 2,944,880
DSW, Inc. Class A	35,100	1,085,994
Five Below, Inc. (a)	27,500	1,115,400
GNC Holdings, Inc.	37,500	1,423,125
Home Depot, Inc.	80,100	7,489,350
Lumber Liquidators Holdings, Inc. (a)	91,600	5,241,352
TJX Companies, Inc.	67,700	4,035,597
		24,447,396
Textiles, Apparel & Luxury Goods - 3.0%
Fossil Group, Inc. (a)	38,800	3,930,052
Kate Spade & Co. (a)	52,900	1,710,786
lululemon athletica, Inc. (a)	236,200	9,431,466
Michael Kors Holdings Ltd. (a)	55,300	4,430,636
NIKE, Inc. Class B	39,900	3,134,145
Prada SpA	126,300	895,502
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	45,700	2,667,509
Steven Madden Ltd. (a)	10,900	370,491
Under Armour, Inc. Class A (sub. vtg.) (a)	24,800	1,695,328
		28,265,915
TOTAL CONSUMER DISCRETIONARY		145,576,794
CONSUMER STAPLES - 9.5%
Beverages - 1.7%
Monster Beverage Corp. (a)	37,500	3,315,375
PepsiCo, Inc.	47,900	4,430,271
SABMiller PLC	24,600	1,357,103
The Coca-Cola Co.	172,700	7,205,044
		16,307,793
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	67,000	8,112,360
CVS Caremark Corp.	80,800	6,419,560
Fresh Market, Inc. (a)(d)	14,900	496,915
Wal-Mart Stores, Inc.	9,000	679,500
Walgreen Co.	75,600	4,575,312
Whole Foods Market, Inc.	52,300	2,047,022
		22,330,669
Food Products - 2.4%
Bunge Ltd.	16,300	1,379,795
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Keurig Green Mountain, Inc.	127,100	$ 16,944,972
Mead Johnson Nutrition Co. Class A	25,700	2,456,920
Mondelez International, Inc.	33,200	1,201,508
		21,983,195
Household Products - 0.9%
Procter & Gamble Co.	71,300	5,925,743
Svenska Cellulosa AB (SCA) (B Shares)	84,300	2,026,312
		7,952,055
Personal Products - 0.3%
Avon Products, Inc.	27,400	384,696
Herbalife Ltd.	47,500	2,421,550
		2,806,246
Tobacco - 1.8%
Altria Group, Inc.	199,900	8,611,692
Japan Tobacco, Inc.	9,400	321,991
Lorillard, Inc.	49,800	2,973,060
Philip Morris International, Inc.	60,600	5,186,148
		17,092,891
TOTAL CONSUMER STAPLES		88,472,849
ENERGY - 5.2%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	25,500	1,576,920
Halliburton Co.	30,800	2,082,388
National Oilwell Varco, Inc.	21,900	1,892,817
Schlumberger Ltd.	92,600	10,152,664
Seventy Seven Energy, Inc. (a)	2,671	62,688
		15,767,477
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	18,900	2,129,841
Cabot Oil & Gas Corp.	52,600	1,764,204
Chesapeake Energy Corp.	37,400	1,017,280
Concho Resources, Inc. (a)	18,600	2,641,944
Continental Resources, Inc. (a)	23,100	3,725,799
EOG Resources, Inc.	11,200	1,230,656
Exxon Mobil Corp.	200	19,892
Golar LNG Ltd.	7,300	459,900
Hess Corp.	35,600	3,599,160
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	20,300	$ 1,847,503
Noble Energy, Inc.	27,400	1,976,636
Occidental Petroleum Corp.	53,900	5,591,047
PDC Energy, Inc. (a)	12,700	763,143
Peabody Energy Corp.	38,500	611,380
Phillips 66 Co.	9,700	844,094
Pioneer Natural Resources Co.	6,800	1,418,820
Range Resources Corp.	4,300	337,937
Southwestern Energy Co. (a)	21,200	873,016
Valero Energy Corp.	38,800	2,100,632
		32,952,884
TOTAL ENERGY		48,720,361
FINANCIALS - 4.4%
Banks - 1.1%
Bank of America Corp.	74,600	1,200,314
Citigroup, Inc.	27,200	1,404,880
HDFC Bank Ltd. sponsored ADR	39,400	1,957,786
JPMorgan Chase & Co.	51,900	3,085,455
Signature Bank (a)	6,900	817,374
Wells Fargo & Co.	33,100	1,702,664
		10,168,473
Capital Markets - 0.8%
BlackRock, Inc. Class A	6,100	2,016,233
Charles Schwab Corp.	145,600	4,151,056
Goldman Sachs Group, Inc.	6,400	1,146,304
T. Rowe Price Group, Inc.	7,900	639,861
		7,953,454
Consumer Finance - 2.1%
American Express Co.	148,700	13,316,085
Discover Financial Services	94,800	5,912,676
		19,228,761
Diversified Financial Services - 0.2%
BM&F BOVESPA SA	210,800	1,271,298
CME Group, Inc.	5,700	436,335
		1,707,633
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	7,100	$ 1,207,213
Washington Prime Group, Inc. (a)	3,550	69,296
		1,276,509
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	29,700	643,302
TOTAL FINANCIALS		40,978,132
HEALTH CARE - 18.2%
Biotechnology - 12.9%
ACADIA Pharmaceuticals, Inc. (a)	49,135	1,178,257
Alexion Pharmaceuticals, Inc. (a)	36,100	6,111,369
Alkermes PLC (a)	31,303	1,400,183
Alnylam Pharmaceuticals, Inc. (a)	47,666	3,320,890
Amarin Corp. PLC ADR (a)(d)	64,500	124,485
Amgen, Inc.	61,100	8,516,118
Asterias Biotherapeutics, Inc. (a)	21,395	76,380
Avalanche Biotechnologies, Inc. (a)	1,200	35,556
Biogen Idec, Inc. (a)	12,300	4,219,392
BioMarin Pharmaceutical, Inc. (a)	35,600	2,535,432
Bluebird Bio, Inc. (a)	23,800	952,238
Celgene Corp. (a)	29,200	2,774,584
Celldex Therapeutics, Inc. (a)	56,400	897,324
Cepheid, Inc. (a)	36,300	1,453,089
Clovis Oncology, Inc. (a)	4,300	204,508
Exelixis, Inc. (a)	80,879	334,839
Geron Corp. (a)	513,500	1,222,130
Gilead Sciences, Inc. (a)	148,600	15,986,388
ImmunoGen, Inc. (a)(d)	363,900	4,301,298
Immunomedics, Inc. (a)	1,700	5,661
Insmed, Inc. (a)	92,800	1,292,704
Intercept Pharmaceuticals, Inc. (a)	1,400	405,608
Ironwood Pharmaceuticals, Inc. Class A (a)	45,018	582,533
Isis Pharmaceuticals, Inc. (a)	19,005	774,644
Lexicon Pharmaceuticals, Inc. (a)(d)	1,948,900	2,962,328
Merrimack Pharmaceuticals, Inc. (a)	163,000	1,137,740
NPS Pharmaceuticals, Inc. (a)	1,400	42,252
Ophthotech Corp.	15,700	611,672
Prothena Corp. PLC (a)	14,296	327,378
Receptos, Inc. (a)	41,200	2,107,380
Regeneron Pharmaceuticals, Inc. (a)	84,700	29,689,044
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Rigel Pharmaceuticals, Inc. (a)	181,900	$ 472,940
Seattle Genetics, Inc. (a)(d)	386,900	17,027,469
Swedish Orphan Biovitrum AB (a)	106,000	1,327,038
Transition Therapeutics, Inc. (a)	178,600	1,312,711
uniQure B.V.	1,100	12,650
Vertex Pharmaceuticals, Inc. (a)	18,700	1,749,759
XOMA Corp. (a)	534,100	2,339,358
		119,825,329
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	23,700	1,001,088
Baxter International, Inc.	10,500	787,290
Cyberonics, Inc. (a)	18,000	1,033,020
Insulet Corp. (a)	34,700	1,253,017
Steris Corp.	46,100	2,594,969
		6,669,384
Health Care Providers & Services - 0.9%
Accretive Health, Inc. (a)	158,100	1,280,610
BioScrip, Inc. (a)	202,700	1,714,842
Catamaran Corp. (a)	17,100	805,696
Express Scripts Holding Co. (a)	34,100	2,521,013
McKesson Corp.	11,600	2,262,348
		8,584,509
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	199,800	2,952,045
athenahealth, Inc. (a)(d)	22,000	3,177,680
Castlight Health, Inc. Class B (a)(d)	8,700	103,617
		6,233,342
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	44,300	7,945,648
Pharmaceuticals - 2.2%
AbbVie, Inc.	40,800	2,255,424
Actavis PLC (a)	12,000	2,723,760
Allergan, Inc.	20,800	3,404,544
Auxilium Pharmaceuticals, Inc. (a)(d)	59,800	1,112,280
Bristol-Myers Squibb Co.	25,900	1,311,835
Hospira, Inc. (a)	17,500	940,450
Jazz Pharmaceuticals PLC (a)	3,500	570,220
Johnson & Johnson	10,000	1,037,300
Mallinckrodt PLC (a)	8,342	679,790
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	36,200	$ 1,759,320
Revance Therapeutics, Inc.	4,400	102,740
Theravance Biopharma, Inc. (a)	24,570	721,498
Theravance, Inc. (a)(d)	86,000	2,026,160
Valeant Pharmaceuticals International (Canada) (a)	15,500	1,815,865
XenoPort, Inc. (a)	47,400	240,792
		20,701,978
TOTAL HEALTH CARE		169,960,190
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	33,200	3,161,636
The Boeing Co.	17,900	2,269,720
		5,431,356
Air Freight & Logistics - 0.9%
FedEx Corp.	20,100	2,972,388
United Parcel Service, Inc. Class B	57,800	5,625,674
		8,598,062
Airlines - 2.2%
American Airlines Group, Inc.	51,500	2,003,865
Delta Air Lines, Inc.	41,600	1,646,528
Southwest Airlines Co.	144,600	4,628,646
Spirit Airlines, Inc. (a)	80,000	5,631,200
United Continental Holdings, Inc. (a)	132,200	6,294,042
		20,204,281
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	53,200	1,933,288
Electrical Equipment - 0.4%
Acuity Brands, Inc.	27,000	3,344,760
Industrial Conglomerates - 1.0%
3M Co.	18,400	2,649,600
Danaher Corp.	72,000	5,515,920
General Electric Co.	58,800	1,527,624
		9,693,144
Machinery - 0.5%
Caterpillar, Inc.	19,600	2,137,772
Cummins, Inc.	7,800	1,131,858
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
ITT Corp.	6,300	$ 301,518
Xylem, Inc.	16,600	618,516
		4,189,664
Professional Services - 0.0%
Paylocity Holding Corp. (a)(d)	1,000	22,730
Road & Rail - 2.0%
CSX Corp.	25,200	778,932
Hertz Global Holdings, Inc. (a)	146,400	4,326,120
J.B. Hunt Transport Services, Inc.	28,800	2,175,840
Kansas City Southern	3,600	415,296
Union Pacific Corp.	106,200	11,179,674
		18,875,862
Trading Companies & Distributors - 0.0%
Now, Inc.	5,475	180,839
TOTAL INDUSTRIALS		72,473,986
INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 1.6%
Infinera Corp. (a)(d)	332,900	3,522,082
QUALCOMM, Inc.	137,100	10,433,310
ViaSat, Inc. (a)	21,600	1,229,904
		15,185,296
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	24,900	1,710,132
Trimble Navigation Ltd. (a)	85,800	2,853,708
		4,563,840
Internet Software & Services - 9.7%
Akamai Technologies, Inc. (a)	46,600	2,815,572
Baidu.com, Inc. sponsored ADR (a)	12,500	2,681,500
Cornerstone OnDemand, Inc. (a)	64,900	2,429,856
eBay, Inc. (a)	84,700	4,700,850
Facebook, Inc. Class A (a)	265,200	19,842,264
Google, Inc.:
Class A (a)	40,000	23,294,400
Class C (a)	40,300	23,035,480
LinkedIn Corp. (a)	4,900	1,106,175
Opower, Inc. (d)	1,400	21,896
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	28,700	2,520,721
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	35,600	$ 1,231,760
Tencent Holdings Ltd.	146,200	2,379,535
Twitter, Inc.	28,800	1,432,800
Web.com Group, Inc. (a)	116,200	2,201,990
Wix.com Ltd. (a)	19,800	325,908
		90,020,707
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	40,200	1,838,346
IBM Corp.	29,200	5,615,160
MasterCard, Inc. Class A	129,400	9,809,814
Visa, Inc. Class A	63,300	13,452,516
		30,715,836
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	53,700	1,240,739
Applied Micro Circuits Corp. (a)(d)	373,200	3,161,004
Broadcom Corp. Class A	38,000	1,496,440
Cavium, Inc. (a)	19,900	1,117,982
Cree, Inc. (a)(d)	200,600	9,139,336
Cypress Semiconductor Corp. (d)	347,000	3,834,350
First Solar, Inc. (a)	30,400	2,118,272
Intel Corp.	27,400	956,808
Mellanox Technologies Ltd. (a)	49,700	2,076,963
Micron Technology, Inc. (a)	58,400	1,903,840
NVIDIA Corp.	429,200	8,347,940
Rambus, Inc. (a)	183,700	2,279,717
Silicon Laboratories, Inc. (a)	86,200	3,907,446
Xilinx, Inc.	16,500	697,125
		42,277,962
Software - 9.3%
Adobe Systems, Inc. (a)	33,800	2,430,220
Citrix Systems, Inc. (a)	9,600	674,496
Concur Technologies, Inc. (a)	29,300	2,941,134
Interactive Intelligence Group, Inc. (a)	43,000	1,840,830
Intuit, Inc.	19,400	1,613,692
Microsoft Corp.	391,600	17,790,388
NetSuite, Inc. (a)	35,700	3,128,748
Oracle Corp.	90,100	3,741,853
Qlik Technologies, Inc. (a)	63,200	1,784,136
Red Hat, Inc. (a)	143,200	8,723,744
salesforce.com, Inc. (a)	605,000	35,749,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ServiceNow, Inc. (a)	35,100	$ 2,145,663
Solera Holdings, Inc.	3,800	231,648
Splunk, Inc. (a)	11,300	609,635
The Rubicon Project, Inc.	194	1,890
TiVo, Inc. (a)	70,100	987,709
VMware, Inc. Class A (a)	7,800	768,924
Workday, Inc. Class A (a)	17,100	1,557,297
		86,721,457
Technology Hardware, Storage & Peripherals - 5.6%
3D Systems Corp. (a)(d)	8,800	470,888
Apple, Inc.	492,500	50,481,249
Nimble Storage, Inc.	1,300	35,152
SanDisk Corp.	13,000	1,273,480
		52,260,769
TOTAL INFORMATION TECHNOLOGY		321,745,867
MATERIALS - 1.7%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	24,400	1,613,084
Eastman Chemical Co.	8,300	684,501
Monsanto Co.	90,700	10,489,455
The Mosaic Co.	26,300	1,256,088
		14,043,128
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd.	9,100	473,291
Metals & Mining - 0.1%
Nucor Corp.	20,400	1,108,128
TOTAL MATERIALS		15,624,547
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	23,900	1,074,544
Verizon Communications, Inc.	48,300	2,406,306
		3,480,850
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)(d)	59,700	$ 334,917
T-Mobile U.S., Inc. (a)	48,500	1,458,880
		1,793,797
TOTAL TELECOMMUNICATION SERVICES		5,274,647
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	15,400	423,962
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	37,800	1,163,484
TOTAL UTILITIES		1,587,446
TOTAL COMMON STOCKS (Cost $819,576,100)		910,414,819
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Uber Technologies, Inc. 8.00% (e)	13,924	864,015
Software - 0.0%
Cloudera, Inc. Series F (e)	10,396	157,707
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,015,381)		1,021,722
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	19,858,752	$ 19,858,752
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,336,366	28,336,366
TOTAL MONEY MARKET FUNDS (Cost $48,195,118)		48,195,118
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $868,786,599)		959,631,659
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(28,185,185)
NET ASSETS - 100%		$ 931,446,474
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,021,722 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cloudera, Inc. Series F	2/5/14	$ 151,366
Uber Technologies, Inc. 8.00%	6/6/14	$ 864,015
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,672
Fidelity Securities Lending Cash Central Fund	192,977
Total	$ 203,649
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 145,576,794	$ 145,576,794	$ -	$ -
Consumer Staples	88,472,849	88,472,849	-	-
Energy	48,720,361	48,720,361	-	-
Financials	40,978,132	40,978,132	-	-
Health Care	169,960,190	169,960,190	-	-
Industrials	72,473,986	72,473,986	-	-
Information Technology	322,767,589	319,366,332	2,379,535	1,021,722
Materials	15,624,547	15,624,547	-	-
Telecommunication Services	5,274,647	5,274,647	-	-
Utilities	1,587,446	1,587,446	-	-
Money Market Funds	48,195,118	48,195,118	-	-
Total Investments in Securities:	$ 959,631,659	$ 956,230,402	$ 2,379,535	$ 1,021,722
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $868,790,765. Net unrealized appreciation aggregated $90,840,894, of which $128,028,665 related to appreciated investment securities and $37,187,771 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

August 31, 2014

1.805739.110

EPG-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 3.4%
Harley-Davidson, Inc.	1,042,954	$ 66,290
Tesla Motors, Inc. (a)(d)	113,963	30,736
		97,026
Distributors - 0.2%
LKQ Corp. (a)	236,800	6,725
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	132,800	5,401
G8 Education Ltd.	628,915	3,160
H&R Block, Inc.	316,752	10,621
		19,182
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	23,785	16,142
Domino's Pizza, Inc.	190,000	14,336
Dunkin' Brands Group, Inc.	322,136	14,026
Starbucks Corp.	469,801	36,555
Yum! Brands, Inc.	316,779	22,944
		104,003
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	58,116	8,486
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	40,434	13,709
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	202,642	3,430
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	391,138	21,356
Lions Gate Entertainment Corp. (d)	240,100	7,782
		29,138
Specialty Retail - 3.7%
CarMax, Inc. (a)	82,248	4,310
Five Below, Inc. (a)	92,400	3,748
Home Depot, Inc.	598,844	55,992
Lowe's Companies, Inc.	146,100	7,672
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	255,302	24,843
Urban Outfitters, Inc. (a)	251,943	10,025
		106,590
Textiles, Apparel & Luxury Goods - 1.5%
ECLAT Textile Co. Ltd.	906,422	7,585
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	145,497	$ 11,657
NIKE, Inc. Class B	298,857	23,475
		42,717
TOTAL CONSUMER DISCRETIONARY		431,006
CONSUMER STAPLES - 8.6%
Beverages - 0.9%
SABMiller PLC	265,034	14,621
The Coca-Cola Co.	303,826	12,676
		27,297
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	118,400	14,336
Sprouts Farmers Market LLC	34,915	1,080
Whole Foods Market, Inc.	231,183	9,049
		24,465
Food Products - 4.3%
Keurig Green Mountain, Inc.	672,591	89,670
Mead Johnson Nutrition Co. Class A	179,685	17,178
The Hershey Co.	165,859	15,163
		122,011
Household Products - 1.6%
Procter & Gamble Co.	566,191	47,056
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	55,800	4,287
Herbalife Ltd.	428,966	21,869
		26,156
TOTAL CONSUMER STAPLES		246,985
ENERGY - 9.5%
Energy Equipment & Services - 3.6%
Dril-Quip, Inc. (a)	90,330	9,166
Halliburton Co.	721,400	48,774
Oceaneering International, Inc.	273,570	19,030
Pason Systems, Inc.	467,750	14,906
RigNet, Inc. (a)	232,098	10,832
		102,708
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.9%
Cheniere Energy, Inc. (a)	234,100	$ 18,789
Continental Resources, Inc. (a)	149,393	24,096
Emerge Energy Services LP	110,100	15,873
EOG Resources, Inc.	161,000	17,691
EQT Midstream Partners LP (d)	105,400	10,275
Golar LNG Ltd. (d)	354,248	22,318
Hoegh LNG Holdings Ltd. (a)	207,373	2,710
Markwest Energy Partners LP	102,600	8,180
Noble Energy, Inc.	96,100	6,933
Phillips 66 Partners LP	232,750	17,224
Pioneer Natural Resources Co.	59,502	12,415
Targa Resources Corp.	79,774	11,132
		167,636
TOTAL ENERGY		270,344
FINANCIALS - 7.8%
Banks - 1.2%
First Republic Bank	119,200	5,829
HDFC Bank Ltd.	68,446	1,025
HDFC Bank Ltd. sponsored ADR	565,196	28,085
		34,939
Capital Markets - 4.9%
BlackRock, Inc. Class A	51,800	17,121
E*TRADE Financial Corp. (a)	892,445	19,866
Fortress Investment Group LLC	359,400	2,681
Harvest Capital Credit Corp.	9,128	127
Invesco Ltd.	610,523	24,934
KKR & Co. LP	463,304	10,883
Legg Mason, Inc.	218,058	10,755
The Blackstone Group LP	1,583,433	53,093
		139,460
Consumer Finance - 0.5%
American Express Co.	154,523	13,838
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	53,400	7,329
McGraw Hill Financial, Inc.	193,175	15,672
		23,001
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Leopalace21 Corp. (a)	179,400	$ 1,031
Realogy Holdings Corp. (a)	289,418	11,800
		12,831
TOTAL FINANCIALS		224,069
HEALTH CARE - 15.5%
Biotechnology - 10.3%
Acceleron Pharma, Inc.	105,800	2,843
Actelion Ltd.	40,532	4,976
Alexion Pharmaceuticals, Inc. (a)	115,925	19,625
Biogen Idec, Inc. (a)	154,016	52,834
BioMarin Pharmaceutical, Inc. (a)	193,279	13,765
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	5
Enanta Pharmaceuticals, Inc. (a)(d)	227,756	9,557
Gilead Sciences, Inc. (a)	1,368,747	147,250
Insmed, Inc. (a)	744,220	10,367
Ophthotech Corp.	110,016	4,286
Pfenex, Inc. (a)	234,500	1,513
uniQure B.V.	72,900	838
Vanda Pharmaceuticals, Inc. (a)	354,242	4,584
Vertex Pharmaceuticals, Inc. (a)	222,900	20,857
		293,300
Health Care Equipment & Supplies - 0.8%
GI Dynamics, Inc. CDI (a)	395,907	192
Novadaq Technologies, Inc. (a)	426,800	5,574
The Cooper Companies, Inc.	99,093	16,155
		21,921
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	372,049	7,212
Qualicorp SA (a)	106,900	1,337
		8,549
Health Care Technology - 0.1%
Cerner Corp. (a)	77,300	4,457
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	126,598	22,707
Pharmaceuticals - 3.2%
AbbVie, Inc.	327,951	18,129
Actavis PLC (a)	242,757	55,101
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)	604,000	$ 3,757
Perrigo Co. PLC	89,091	13,251
		90,238
TOTAL HEALTH CARE		441,172
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.5%
TransDigm Group, Inc.	120,177	22,592
United Technologies Corp.	455,411	49,175
		71,767
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	81,780	4,490
Building Products - 0.4%
A.O. Smith Corp.	255,538	12,542
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	468,067	14,117
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	217,815	11,742
Electrical Equipment - 0.5%
AMETEK, Inc.	191,255	10,125
Power Solutions International, Inc. (a)(d)	74,536	5,095
		15,220
Industrial Conglomerates - 2.4%
Danaher Corp.	662,114	50,725
Roper Industries, Inc.	116,069	17,475
		68,200
Machinery - 2.3%
Allison Transmission Holdings, Inc.	348,500	10,692
Caterpillar, Inc.	191,263	20,861
Manitowoc Co., Inc.	809,348	23,811
Sarine Technologies Ltd.	1,229,000	2,903
Sun Hydraulics Corp.	32,500	1,301
Weg SA	371,280	4,642
		64,210
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	229,029	$ 14,701
WageWorks, Inc. (a)	63,272	2,611
		17,312
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	197,400	14,914
TOTAL INDUSTRIALS		294,514
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.4%
QUALCOMM, Inc.	158,400	12,054
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	305,623	19,156
Internet Software & Services - 15.2%
Baidu.com, Inc. sponsored ADR (a)	68,200	14,630
Cornerstone OnDemand, Inc. (a)	144,632	5,415
CoStar Group, Inc. (a)	21,800	3,156
Cvent, Inc.	330,478	8,302
Facebook, Inc. Class A (a)	3,078,900	230,361
Google, Inc.:
Class A (a)	114,150	66,476
Class C (a)	114,150	65,248
NAVER Corp.	19,342	14,648
SPS Commerce, Inc. (a)	141,099	7,893
Textura Corp. (a)(d)	623,889	17,980
Xoom Corp. (a)	41,300	944
		435,053
IT Services - 2.1%
Gartner, Inc. Class A (a)	235,960	17,600
Visa, Inc. Class A	196,508	41,762
		59,362
Software - 5.3%
Activision Blizzard, Inc.	246,600	5,805
ANSYS, Inc. (a)	2,968	241
Computer Modelling Group Ltd.	625,600	7,324
Electronic Arts, Inc. (a)	923,745	34,955
Fleetmatics Group PLC (a)	89,800	2,947
Microsoft Corp.	389,000	17,672
salesforce.com, Inc. (a)	813,792	48,087
SolarWinds, Inc. (a)	269,912	11,550
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	44,200	$ 2,694
SS&C Technologies Holdings, Inc. (a)	442,246	20,016
The Rubicon Project, Inc.	13,206	129
		151,420
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	655,427	67,181
TOTAL INFORMATION TECHNOLOGY		744,226
MATERIALS - 4.9%
Chemicals - 2.4%
FMC Corp.	207,453	13,721
Monsanto Co.	154,063	17,817
Sherwin-Williams Co.	101,345	22,104
Westlake Chemical Corp.	163,600	15,890
		69,532
Construction Materials - 2.5%
CaesarStone Sdot-Yam Ltd.	116,400	6,054
Eagle Materials, Inc.	428,850	43,704
James Hardie Industries PLC sponsored ADR	118,873	7,137
Vulcan Materials Co.	216,130	13,698
		70,593
TOTAL MATERIALS		140,125
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
8x8, Inc. (a)	58,934	458
TOTAL COMMON STOCKS (Cost $2,164,705)		2,792,899
Convertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(e)	875,350	4,359
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. 8.00% (e)	121,253	7,524
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
AppNexus, Inc. Series E (e)	105,425	$ 2,112
TOTAL INFORMATION TECHNOLOGY		9,636
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,680)		13,995
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.11% (b)	48,203,877	48,204
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	36,245,025	36,245
TOTAL MONEY MARKET FUNDS (Cost $84,449)		84,449
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,262,834)		2,891,343
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(36,215)
NET ASSETS - 100%		$ 2,855,128
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,425,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Uber Technologies, Inc. 8.00%	6/6/14	$ 7,524
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 42
Fidelity Securities Lending Cash Central Fund	669
Total	$ 711
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 435,365	$ 427,576	$ -	$ 7,789
Consumer Staples	246,985	246,985	-	-
Energy	270,344	270,344	-	-
Financials	224,069	223,044	1,025	-
Health Care	441,172	441,167	5	-
Industrials	294,514	294,514	-	-
Information Technology	753,862	744,226	-	9,636
Materials	140,125	140,125	-	-
Telecommunication Services	458	458	-	-
Money Market Funds	84,449	84,449	-	-
Total Investments in Securities:	$ 2,891,343	$ 2,872,888	$ 1,030	$ 17,425

During the period, 10,458,435 shares of the Fund held by affiliated entities were redeemed for investments with a value of $986,638,301. The net realized gain of $338,258,914 on investments delivered through in-kind redemptions. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $2,270,254,000. Net unrealized appreciation aggregated $621,089,000, of which $649,187,000 related to appreciated investment securities and $28,098,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Series
Small Cap Fund

August 31, 2014

1.967947.100

AXS5-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Diversified Consumer Services - 2.1%
Grand Canyon Education, Inc. (a)	60,200	$ 2,603,048
Meiko Network Japan Co. Ltd.	222,100	2,585,065
Tsukada Global Holdings, Inc.	392,500	3,387,621
Weight Watchers International, Inc. (a)(e)	86,000	2,123,340
		10,699,074
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (a)	62,100	4,923,909
Texas Roadhouse, Inc. Class A	111,800	2,972,762
		7,896,671
Household Durables - 1.6%
Iida Group Holdings Co. Ltd.	189,200	2,709,481
Tupperware Brands Corp.	75,700	5,545,782
		8,255,263
Leisure Products - 0.7%
Smith & Wesson Holding Corp. (a)(e)	344,000	3,808,080
Media - 0.5%
Harte-Hanks, Inc.	336,300	2,357,463
Multiline Retail - 0.9%
Big Lots, Inc.	101,500	4,704,525
Specialty Retail - 4.1%
Aarons, Inc. Class A	153,400	3,930,108
Jumbo SA	35,381	520,675
Office Depot, Inc. (a)	1,892,220	9,688,166
Sally Beauty Holdings, Inc. (a)	64,700	1,803,836
Select Comfort Corp. (a)	226,100	5,057,857
		21,000,642
Textiles, Apparel & Luxury Goods - 3.9%
Crocs, Inc. (a)	258,000	3,986,100
Fossil Group, Inc. (a)	68,800	6,968,752
Steven Madden Ltd. (a)	189,200	6,430,908
Wolverine World Wide, Inc.	86,000	2,284,160
		19,669,920
TOTAL CONSUMER DISCRETIONARY		78,391,638
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 2.0%
Ain Pharmaciez, Inc.	17,200	831,525
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	103,200	$ 4,582,479
Tsuruha Holdings, Inc.	86,000	4,694,892
		10,108,896
Food Products - 2.0%
Darling International, Inc. (a)	550,500	10,613,640
TOTAL CONSUMER STAPLES		20,722,536
ENERGY - 6.4%
Energy Equipment & Services - 4.6%
Cathedral Energy Services Ltd.	442,100	1,878,508
Key Energy Services, Inc. (a)	756,900	4,768,470
McDermott International, Inc. (a)(e)	344,000	2,476,800
Oil States International, Inc. (a)	89,400	5,770,770
Pason Systems, Inc.	223,600	7,125,669
Western Energy Services Corp.	156,200	1,537,147
		23,557,364
Oil, Gas & Consumable Fuels - 1.8%
Alliance Holdings GP, LP	9,529	684,373
World Fuel Services Corp.	189,225	8,397,806
		9,082,179
TOTAL ENERGY		32,639,543
FINANCIALS - 20.5%
Banks - 4.4%
Bank of the Ozarks, Inc.	86,000	2,747,700
East West Bancorp, Inc.	172,000	5,992,480
First NBC Bank Holding Co. (a)	3,800	122,018
Investors Bancorp, Inc.	513,099	5,443,980
Prosperity Bancshares, Inc.	52,000	3,140,800
Square 1 Financial, Inc. Class A	62,510	1,199,567
Wilshire Bancorp, Inc.	378,400	3,693,184
		22,339,729
Consumer Finance - 2.5%
EZCORP, Inc. (non-vtg.) Class A (a)	248,500	2,641,555
Portfolio Recovery Associates, Inc. (a)	103,200	5,864,856
SLM Corp.	519,200	4,600,112
		13,106,523
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 7.2%
CNO Financial Group, Inc.	378,400	$ 6,754,440
Enstar Group Ltd. (a)	22,700	3,221,130
HCC Insurance Holdings, Inc.	129,000	6,468,060
Primerica, Inc.	194,200	9,774,086
Reinsurance Group of America, Inc.	86,000	7,136,280
RenaissanceRe Holdings Ltd.	33,300	3,409,587
		36,763,583
Real Estate Investment Trusts - 4.8%
CareTrust (REIT), Inc. (a)	93,605	1,635,279
Corrections Corp. of America	197,800	7,049,592
EPR Properties	58,300	3,317,853
Equity Lifestyle Properties, Inc.	15,600	712,764
MFA Financial, Inc.	670,900	5,662,396
National Health Investors, Inc.	38,800	2,502,988
Rouse Properties, Inc. (e)	214,909	3,756,609
		24,637,481
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	28,000	1,902,638
Thrifts & Mortgage Finance - 1.2%
BofI Holding, Inc. (a)	63,700	4,904,263
Meridian Bancorp, Inc. (a)	100,200	1,060,116
		5,964,379
TOTAL FINANCIALS		104,714,333
HEALTH CARE - 13.5%
Biotechnology - 1.4%
United Therapeutics Corp. (a)	60,200	7,093,366
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	34,900	5,689,747
Health Care Providers & Services - 8.1%
AmSurg Corp. (a)	122,600	6,594,654
Community Health Systems, Inc. (a)	275,200	14,937,856
Health Net, Inc. (a)	98,400	4,644,480
MEDNAX, Inc. (a)	58,020	3,321,645
Providence Service Corp. (a)	103,200	4,698,696
The Ensign Group, Inc.	206,400	7,224,000
		41,421,331
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.9%
Jazz Pharmaceuticals PLC (a)	25,800	$ 4,203,336
Phibro Animal Health Corp. Class A	201,600	3,858,624
Prestige Brands Holdings, Inc. (a)	111,800	3,869,398
Sawai Pharmaceutical Co. Ltd.	51,600	2,940,920
		14,872,278
TOTAL HEALTH CARE		69,076,722
INDUSTRIALS - 15.4%
Aerospace & Defense - 3.0%
Engility Holdings, Inc. (a)	103,200	3,626,448
Moog, Inc. Class A (a)	68,800	4,877,920
Teledyne Technologies, Inc. (a)	68,800	6,678,416
		15,182,784
Commercial Services & Supplies - 4.8%
Civeo Corp.	110,100	2,797,641
Deluxe Corp.	86,000	5,121,300
Mitie Group PLC	963,300	5,050,345
UniFirst Corp.	43,000	4,168,850
West Corp.	258,000	7,652,280
		24,790,416
Construction & Engineering - 0.6%
Badger Daylighting Ltd.	119,600	3,248,219
Machinery - 4.7%
Federal Signal Corp.	309,600	4,557,312
Hy-Lok Corp.	120,411	4,084,546
Standex International Corp.	77,400	5,776,362
TriMas Corp. (a)	154,800	4,907,160
Valmont Industries, Inc. (e)	34,400	4,841,800
		24,167,180
Marine - 0.3%
SITC International Holdings Co. Ltd.	3,268,000	1,463,211
Professional Services - 0.5%
Benefit One, Inc.	258,000	2,454,899
Trading Companies & Distributors - 0.9%
Aceto Corp.	206,400	3,967,008
Textainer Group Holdings Ltd.	11,586	408,754
		4,375,762
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.6%
Wesco Aircraft Holdings, Inc. (a)	172,000	$ 3,154,480
TOTAL INDUSTRIALS		78,836,951
INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment & Components - 6.4%
Belden, Inc.	68,800	5,027,216
CDW Corp.	309,600	10,229,184
Insight Enterprises, Inc. (a)	103,200	2,707,968
ScanSource, Inc. (a)	60,200	2,321,312
SYNNEX Corp. (a)	78,582	5,480,309
Zebra Technologies Corp. Class A (a)	86,000	6,710,580
		32,476,569
Internet Software & Services - 2.6%
Conversant, Inc. (a)(e)	223,600	6,157,944
Perficient, Inc. (a)	137,600	2,369,472
Stamps.com, Inc. (a)	146,200	4,921,092
		13,448,508
IT Services - 9.2%
EPAM Systems, Inc. (a)	172,000	6,475,800
Genpact Ltd. (a)	223,600	3,890,640
Global Payments, Inc.	154,800	11,257,056
iGATE Corp. (a)	800	29,936
MoneyGram International, Inc. (a)	337,400	4,743,844
Syntel, Inc. (a)	60,200	5,380,074
VeriFone Systems, Inc. (a)	326,800	11,411,856
WEX, Inc. (a)	34,400	3,909,560
		47,098,766
Software - 1.4%
Sword Group	82,661	1,895,287
Verint Systems, Inc. (a)	106,700	5,348,871
		7,244,158
TOTAL INFORMATION TECHNOLOGY		100,268,001
Common Stocks - continued
	Shares	Value
MATERIALS - 2.3%
Chemicals - 1.2%
American Vanguard Corp. (e)	110,300	$ 1,482,432
PolyOne Corp.	120,400	4,722,088
		6,204,520
Containers & Packaging - 1.1%
Sealed Air Corp.	154,800	5,588,280
TOTAL MATERIALS		11,792,800
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Amcom Telecommunications Ltd.	270,000	495,507
Asia Satellite Telecommunications Holdings Ltd.	120,000	424,255
iiNet Ltd.	80,000	576,808
		1,496,570
TOTAL COMMON STOCKS (Cost $459,504,219)		497,939,094
U.S. Treasury Obligations - 0.4%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 9/18/14 to 10/30/14 (h) (Cost $1,949,917)		$ 1,950,000	1,949,934
Preferred Securities - 0.5%

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,488,816)	EUR	1,730,000	2,587,612
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	11,108,437	$ 11,108,437
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	20,377,925	20,377,925
TOTAL MONEY MARKET FUNDS (Cost $31,486,362)		31,486,362
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $495,627,591)		533,963,002
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(22,465,733)
NET ASSETS - 100%		$ 511,497,269
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
62 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	$ 7,275,080	$ 111,527

The face value of futures purchased as a percentage of net assets is 1.4%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,464,531 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $456,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,354
Fidelity Securities Lending Cash Central Fund	143,037
Total	$ 169,391
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 78,391,638	$ 78,391,638	$ -	$ -
Consumer Staples	20,722,536	20,722,536	-	-
Energy	32,639,543	32,639,543	-	-
Financials	104,714,333	104,714,333	-	-
Health Care	69,076,722	69,076,722	-	-
Industrials	78,836,951	78,836,951	-	-
Information Technology	100,268,001	100,268,001	-	-
Materials	11,792,800	11,792,800	-	-
Telecommunication Services	1,496,570	1,496,570	-	-
U.S. Government and Government Agency Obligations	1,949,934	-	1,949,934	-
Preferred Securities	2,587,612	-	2,587,612	-
Money Market Funds	31,486,362	31,486,362	-	-
Total Investments in Securities:	$ 533,963,002	$ 529,425,456	$ 4,537,546	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 111,527	$ 111,527	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $495,983,168. Net unrealized appreciation aggregated $37,979,834, of which $52,789,522 related to appreciated investment securities and $14,809,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Mid Cap Fund

(A Class of Fidelity Advisor®
Stock Selector Mid Cap Fund)

August 31, 2014

1.940904.102

SKD-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.4%
Tenneco, Inc. (a)	130,000	$ 8,330
Hotels, Restaurants & Leisure - 0.2%
Texas Roadhouse, Inc. Class A	211,300	5,618
Household Durables - 2.7%
Jarden Corp. (a)	317,115	18,960
Libbey, Inc. (a)	269,118	7,428
NVR, Inc. (a)	17,400	20,414
Tupperware Brands Corp.	220,980	16,189
		62,991
Internet & Catalog Retail - 1.0%
HomeAway, Inc. (a)	102,000	3,386
Liberty Interactive Corp. Series A (a)	666,810	19,684
		23,070
Leisure Products - 0.7%
Brunswick Corp.	278,800	11,988
Smith & Wesson Holding Corp. (a)(d)	304,600	3,372
		15,360
Media - 1.3%
Starz Series A (a)	281,900	8,821
The Madison Square Garden Co. Class A (a)	307,100	20,533
		29,354
Multiline Retail - 1.4%
Dollar General Corp. (a)	227,840	14,579
Dollar Tree, Inc. (a)	313,878	16,832
		31,411
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	123,582	5,166
Cabela's, Inc. Class A (a)(d)	231,000	14,096
Foot Locker, Inc.	456,000	25,586
Ross Stores, Inc.	223,010	16,819
Sally Beauty Holdings, Inc. (a)	450,620	12,563
Sportsman's Warehouse Holdings, Inc. (d)	891,763	5,359
Williams-Sonoma, Inc.	249,460	16,407
		95,996
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	166,000	6,114
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	92,000	$ 10,740
Ralph Lauren Corp.	78,100	13,215
		30,069
TOTAL CONSUMER DISCRETIONARY		302,199
CONSUMER STAPLES - 3.4%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	80,300	3,837
Dr. Pepper Snapple Group, Inc.	168,900	10,627
Molson Coors Brewing Co. Class B	54,500	4,030
Monster Beverage Corp. (a)	44,884	3,968
		22,462
Food & Staples Retailing - 0.7%
United Natural Foods, Inc. (a)	125,145	8,046
Whole Foods Market, Inc.	215,442	8,432
		16,478
Food Products - 1.1%
Mead Johnson Nutrition Co. Class A	38,000	3,633
The Hain Celestial Group, Inc. (a)	96,700	9,511
The Hershey Co.	63,900	5,842
TreeHouse Foods, Inc. (a)	84,580	6,980
		25,966
Household Products - 0.6%
Church & Dwight Co., Inc.	179,200	12,229
TOTAL CONSUMER STAPLES		77,135
ENERGY - 5.4%
Energy Equipment & Services - 1.9%
Dresser-Rand Group, Inc. (a)	99,200	6,875
Dril-Quip, Inc. (a)	121,200	12,298
Helmerich & Payne, Inc.	115,980	12,184
Rowan Companies PLC	447,210	13,559
		44,916
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc. (a)	46,700	3,748
Cimarex Energy Co.	71,900	10,437
Energen Corp.	185,300	14,913
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Genesis Energy LP	136,800	$ 7,620
HollyFrontier Corp.	81,070	4,056
SM Energy Co.	189,946	16,913
Stone Energy Corp. (a)	209,200	7,362
The Williams Companies, Inc.	56,500	3,358
Whiting Petroleum Corp. (a)	125,200	11,601
		80,008
TOTAL ENERGY		124,924
FINANCIALS - 21.7%
Banks - 2.5%
City National Corp.	122,610	9,304
Huntington Bancshares, Inc.	1,750,078	17,230
Prosperity Bancshares, Inc.	275,600	16,646
Synovus Financial Corp.	363,727	8,784
The Jammu & Kashmir Bank Ltd.	200,000	4,919
		56,883
Capital Markets - 3.9%
ABG Sundal Collier ASA (a)	2,283,263	1,989
Artisan Partners Asset Management, Inc.	225,000	12,483
KKR & Co. LP	670,164	15,742
Lazard Ltd. Class A	207,600	11,347
MLP AG	1,566,600	9,284
Moelis & Co. Class A	229,300	8,321
Oaktree Capital Group LLC Class A	137,900	6,925
Och-Ziff Capital Management Group LLC Class A	435,800	5,395
Raymond James Financial, Inc.	276,100	15,086
Vontobel Holdings AG	95,000	3,518
		90,090
Consumer Finance - 4.1%
ACOM Co. Ltd. (a)(d)	3,007,000	10,404
Capital One Financial Corp.	383,800	31,495
Cash America International, Inc.	239,527	10,692
Navient Corp.	454,216	8,149
SLM Corp.	1,518,516	13,454
Springleaf Holdings, Inc.	629,800	20,960
		95,154
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.9%
Alexander Forbes Group Holding (a)	1,074,128	$ 914
Interactive Brokers Group, Inc.	847,367	19,862
		20,776
Insurance - 1.9%
Arthur J. Gallagher & Co.	233,000	11,005
Direct Line Insurance Group PLC	3,341,591	16,582
Fairfax Financial Holdings Ltd. (sub. vtg.)	34,800	16,035
		43,622
Real Estate Investment Trusts - 7.8%
Alexandria Real Estate Equities, Inc.	175,975	13,913
Altisource Residential Corp. Class B	162,021	3,976
Ashford Hospitality Prime, Inc.	200,570	3,247
Corrections Corp. of America	128,100	4,565
DCT Industrial Trust, Inc.	933,900	7,425
Douglas Emmett, Inc.	143,900	4,111
Essex Property Trust, Inc.	45,764	8,853
Extra Space Storage, Inc.	119,500	6,298
Federal Realty Investment Trust (SBI)	127,100	15,860
FelCor Lodging Trust, Inc.	531,400	5,495
Kite Realty Group Trust	246,400	6,337
National Retail Properties, Inc. (d)	288,469	10,714
Piedmont Office Realty Trust, Inc. Class A	398,100	7,759
Post Properties, Inc.	99,400	5,469
Redwood Trust, Inc. (d)	240,900	4,666
Senior Housing Properties Trust (SBI)	482,400	11,254
SL Green Realty Corp.	177,065	19,362
Spirit Realty Capital, Inc.	519,900	6,140
Taubman Centers, Inc.	121,600	9,262
UDR, Inc.	578,300	17,303
Weyerhaeuser Co.	206,714	7,018
		179,027
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	17,925	1,791
Jones Lang LaSalle, Inc.	64,400	8,604
		10,395
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	115,963	3,240
TOTAL FINANCIALS		499,187
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.8%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	65,000	$ 11,004
Cubist Pharmaceuticals, Inc.	225,829	15,589
Grifols SA ADR	190,000	7,629
Vertex Pharmaceuticals, Inc. (a)	100,000	9,357
		43,579
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,628,000	20,643
Edwards Lifesciences Corp. (a)	90,000	8,933
The Cooper Companies, Inc.	130,000	21,194
		50,770
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	169,000	9,914
HCA Holdings, Inc. (a)	150,000	10,473
Humana, Inc.	40,000	5,150
MEDNAX, Inc. (a)	216,000	12,366
		37,903
Health Care Technology - 0.5%
Cerner Corp. (a)	200,000	11,532
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	250,000	14,290
Illumina, Inc. (a)	36,000	6,457
		20,747
Pharmaceuticals - 2.7%
Actavis PLC (a)	75,000	17,024
Perrigo Co. PLC	77,000	11,453
Salix Pharmaceuticals Ltd. (a)	170,000	27,049
The Medicines Company (a)	210,000	5,378
		60,904
TOTAL HEALTH CARE		225,435
INDUSTRIALS - 17.4%
Aerospace & Defense - 2.1%
Meggitt PLC	3,412,314	26,716
TransDigm Group, Inc.	111,210	20,906
		47,622
Building Products - 1.1%
A.O. Smith Corp.	501,700	24,623
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	201,479	$ 6,077
Electrical Equipment - 4.0%
Acuity Brands, Inc.	204,036	25,276
AMETEK, Inc.	734,790	38,900
Hubbell, Inc. Class B	226,140	27,340
		91,516
Industrial Conglomerates - 1.7%
Roper Industries, Inc.	266,020	40,052
Machinery - 2.6%
Manitowoc Co., Inc.	645,300	18,985
Valmont Industries, Inc. (d)	149,800	21,084
WABCO Holdings, Inc. (a)	184,718	19,063
		59,132
Professional Services - 1.7%
ICF International, Inc. (a)	143,361	4,843
Verisk Analytics, Inc. (a)	490,555	31,489
WageWorks, Inc. (a)	76,600	3,161
		39,493
Road & Rail - 2.0%
J.B. Hunt Transport Services, Inc.	623,340	47,095
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	80,000	19,696
Watsco, Inc.	277,900	25,703
		45,399
TOTAL INDUSTRIALS		401,009
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.2%
Arris Group, Inc. (a)	272,000	8,326
Aruba Networks, Inc. (a)	240,300	5,130
Riverbed Technology, Inc. (a)	767,850	14,466
		27,922
Electronic Equipment & Components - 1.0%
Trimble Navigation Ltd. (a)	700,600	23,302
Internet Software & Services - 1.9%
Endurance International Group Holdings, Inc.	365,400	4,918
Equinix, Inc. (a)	65,100	14,209
Rackspace Hosting, Inc. (a)	398,400	13,785
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Velti PLC (a)(e)	215,084	$ 6
Yahoo!, Inc. (a)	271,600	10,459
		43,377
IT Services - 1.9%
Acxiom Corp. (a)	330,400	6,127
Alliance Data Systems Corp. (a)	49,300	13,047
Cognizant Technology Solutions Corp. Class A (a)	101,600	4,646
Maximus, Inc.	247,600	10,201
Virtusa Corp. (a)	283,800	9,663
		43,684
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	99,900	3,530
Cree, Inc. (a)	297,225	13,542
NXP Semiconductors NV (a)	54,200	3,714
RF Micro Devices, Inc. (a)	983,000	12,258
Semtech Corp. (a)	315,600	8,223
		41,267
Software - 6.3%
ANSYS, Inc. (a)	255,900	20,805
Autodesk, Inc. (a)	193,500	10,379
Citrix Systems, Inc. (a)	51,195	3,597
CommVault Systems, Inc. (a)	216,354	11,930
Fair Isaac Corp.	168,700	9,813
Imperva, Inc. (a)	107,850	3,140
Informatica Corp. (a)	306,400	10,434
Nuance Communications, Inc. (a)	643,434	10,945
Parametric Technology Corp. (a)	438,700	16,973
Red Hat, Inc. (a)	144,800	8,821
Rovi Corp. (a)	430,800	9,964
SolarWinds, Inc. (a)	209,080	8,947
Synopsys, Inc. (a)	473,000	19,346
		145,094
Technology Hardware, Storage & Peripherals - 1.6%
3D Systems Corp. (a)(d)	145,800	7,802
Cray, Inc. (a)	322,100	9,086
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	173,700	$ 5,129
NCR Corp. (a)	381,600	13,035
		35,052
TOTAL INFORMATION TECHNOLOGY		359,698
MATERIALS - 7.5%
Chemicals - 4.7%
Airgas, Inc.	245,204	27,066
Ecolab, Inc.	184,300	21,161
FMC Corp.	261,040	17,265
Sherwin-Williams Co.	73,131	15,951
W.R. Grace & Co. (a)	271,497	26,886
		108,329
Containers & Packaging - 1.2%
Aptargroup, Inc.	174,956	11,223
Rock-Tenn Co. Class A	358,600	17,629
		28,852
Metals & Mining - 1.6%
Carpenter Technology Corp.	221,900	12,145
Reliance Steel & Aluminum Co.	344,285	24,072
		36,217
TOTAL MATERIALS		173,398
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	19,310	2,130
T-Mobile U.S., Inc. (a)	93,200	2,803
Telephone & Data Systems, Inc.	241,400	6,358
		11,291
UTILITIES - 4.3%
Electric Utilities - 2.2%
Cleco Corp.	121,200	6,838
ITC Holdings Corp.	116,900	4,366
OGE Energy Corp.	587,900	22,058
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PNM Resources, Inc.	337,400	$ 8,843
Portland General Electric Co.	229,900	7,925
		50,030
Gas Utilities - 1.1%
National Fuel Gas Co.	192,192	14,691
UGI Corp.	227,130	12,033
		26,724
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	120,800	6,491
Dynegy, Inc. (a)	110,300	3,605
		10,096
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	413,375	12,943
TOTAL UTILITIES		99,793
TOTAL COMMON STOCKS (Cost $2,000,901)		2,274,069
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 10/30/14 to 11/6/14 (Cost $370)	$ 370	370
Money Market Funds - 3.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	28,132,710	$ 28,133
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	42,487,266	42,487
TOTAL MONEY MARKET FUNDS (Cost $70,620)		70,620
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,071,891)		2,345,059
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(46,201)
NET ASSETS - 100%		$ 2,298,858
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	197
Total	$ 234
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 302,199	$ 302,199	$ -	$ -
Consumer Staples	77,135	77,135	-	-
Energy	124,924	124,924	-	-
Financials	499,187	499,187	-	-
Health Care	225,435	225,435	-	-
Industrials	401,009	401,009	-	-
Information Technology	359,698	359,692	6	-
Materials	173,398	173,398	-	-
Telecommunication Services	11,291	11,291	-	-
Utilities	99,793	99,793	-	-
U.S. Government and Government Agency Obligations	370	-	370	-
Money Market Funds	70,620	70,620	-	-
Total Investments in Securities:	$ 2,345,059	$ 2,344,683	$ 376	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $2,073,117,000. Net unrealized appreciation aggregated $271,942,000, of which $321,504,000 related to appreciated investment securities and $49,562,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Series
Equity Growth

August 31, 2014

1.9860271.100

AXM1-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Automobiles - 3.5%
Harley-Davidson, Inc.	378,100	$ 24,032,036
Tesla Motors, Inc. (a)(d)	42,800	11,543,160
		35,575,196
Distributors - 0.2%
LKQ Corp. (a)	90,800	2,578,720
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	50,900	2,070,103
G8 Education Ltd.	228,465	1,147,957
		3,218,060
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	8,600	5,836,390
Domino's Pizza, Inc.	69,400	5,236,230
Dunkin' Brands Group, Inc.	110,300	4,802,462
Starbucks Corp.	176,800	13,756,808
Yum! Brands, Inc.	118,600	8,590,198
		38,222,088
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	22,300	3,256,246
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	15,800	5,356,832
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	146,500	7,998,900
Lions Gate Entertainment Corp.	87,500	2,835,875
		10,834,775
Specialty Retail - 3.9%
CarMax, Inc. (a)	31,600	1,655,840
Five Below, Inc. (a)	33,900	1,374,984
Home Depot, Inc.	233,100	21,794,850
Lowe's Companies, Inc.	53,200	2,793,532
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	92,750	9,025,503
Urban Outfitters, Inc. (a)	91,400	3,636,806
		40,281,515
Textiles, Apparel & Luxury Goods - 1.5%
ECLAT Textile Co. Ltd.	237,120	1,984,201
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	55,800	$ 4,470,696
NIKE, Inc. Class B	111,900	8,789,745
		15,244,642
TOTAL CONSUMER DISCRETIONARY		154,568,074
CONSUMER STAPLES - 8.2%
Beverages - 1.0%
SABMiller PLC	99,700	5,500,128
The Coca-Cola Co.	113,100	4,718,532
		10,218,660
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	44,500	5,388,060
Sprouts Farmers Market LLC	12,500	386,750
Whole Foods Market, Inc.	84,500	3,307,330
		9,082,140
Food Products - 4.4%
Keurig Green Mountain, Inc.	245,700	32,756,724
Mead Johnson Nutrition Co. Class A	69,900	6,682,440
The Hershey Co.	64,600	5,905,732
		45,344,896
Household Products - 1.7%
Procter & Gamble Co.	212,900	17,694,119
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,400	1,644,162
TOTAL CONSUMER STAPLES		83,983,977
ENERGY - 9.6%
Energy Equipment & Services - 3.7%
Dril-Quip, Inc. (a)	35,100	3,561,597
Halliburton Co.	262,700	17,761,147
Oceaneering International, Inc.	99,200	6,900,352
Pason Systems, Inc.	172,000	5,481,284
RigNet, Inc. (a)	86,300	4,027,621
		37,732,001
Oil, Gas & Consumable Fuels - 5.9%
Cheniere Energy, Inc. (a)	85,700	6,878,282
Continental Resources, Inc. (a)	54,600	8,806,434
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Emerge Energy Services LP	39,800	$ 5,737,966
EOG Resources, Inc.	59,000	6,482,920
EQT Midstream Partners LP	31,100	3,031,939
Golar LNG Ltd. (d)	129,474	8,156,862
Hoegh LNG Holdings Ltd. (a)	75,200	982,777
Markwest Energy Partners LP	37,500	2,989,875
Noble Energy, Inc.	36,900	2,661,966
Phillips 66 Partners LP	85,100	6,297,400
Pioneer Natural Resources Co.	22,100	4,611,165
Targa Resources Corp.	29,200	4,074,860
		60,712,446
TOTAL ENERGY		98,444,447
FINANCIALS - 7.7%
Banks - 1.2%
First Republic Bank	43,200	2,112,480
HDFC Bank Ltd. sponsored ADR	207,900	10,330,551
		12,443,031
Capital Markets - 4.7%
BlackRock, Inc. Class A	19,400	6,412,282
E*TRADE Financial Corp. (a)	342,200	7,617,372
Fortress Investment Group LLC	137,900	1,028,734
Harvest Capital Credit Corp.	3,443	47,995
Invesco Ltd.	221,400	9,041,976
Legg Mason, Inc.	81,500	4,019,580
The Blackstone Group LP	595,900	19,980,527
		48,148,466
Consumer Finance - 0.5%
American Express Co.	58,100	5,202,855
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	19,600	2,690,100
McGraw Hill Financial, Inc.	72,700	5,898,151
		8,588,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Leopalace21 Corp. (a)	61,200	$ 351,748
Realogy Holdings Corp. (a)	105,500	4,301,235
		4,652,983
TOTAL FINANCIALS		79,035,586
HEALTH CARE - 16.0%
Biotechnology - 11.0%
Acceleron Pharma, Inc.	40,600	1,090,922
Actelion Ltd.	15,552	1,909,167
Alexion Pharmaceuticals, Inc. (a)	43,600	7,381,044
Biogen Idec, Inc. (a)	59,400	20,376,576
BioMarin Pharmaceutical, Inc. (a)	74,600	5,313,012
Enanta Pharmaceuticals, Inc. (a)	87,900	3,688,284
Gilead Sciences, Inc. (a)	531,900	57,221,802
Insmed, Inc. (a)	283,375	3,947,414
Ophthotech Corp.	42,200	1,644,112
Pfenex, Inc. (a)	85,200	549,540
uniQure B.V.	28,000	322,000
Vanda Pharmaceuticals, Inc. (a)	128,400	1,661,496
Vertex Pharmaceuticals, Inc. (a)	81,400	7,616,598
		112,721,967
Health Care Equipment & Supplies - 0.8%
GI Dynamics, Inc. CDI (a)	151,911	73,776
Novadaq Technologies, Inc. (a)	154,500	2,017,770
The Cooper Companies, Inc.	36,200	5,901,686
		7,993,232
Health Care Technology - 0.2%
Cerner Corp. (a)	29,700	1,712,502
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	47,700	8,555,472
Pharmaceuticals - 3.2%
AbbVie, Inc.	126,500	6,992,920
Actavis PLC (a)	89,900	20,405,502
AVANIR Pharmaceuticals Class A (a)	172,900	1,075,438
Perrigo Co. PLC	33,500	4,982,790
		33,456,650
TOTAL HEALTH CARE		164,439,823
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.6%
TransDigm Group, Inc.	45,200	$ 8,497,148
United Technologies Corp.	165,100	17,827,498
		26,324,646
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	30,600	1,679,940
Building Products - 0.4%
A.O. Smith Corp.	93,000	4,564,440
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	182,200	5,495,152
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	82,800	4,463,748
Electrical Equipment - 0.6%
AMETEK, Inc.	73,800	3,906,972
Power Solutions International, Inc. (a)	28,600	1,954,810
		5,861,782
Industrial Conglomerates - 2.5%
Danaher Corp.	249,000	19,075,890
Roper Industries, Inc.	42,100	6,338,576
		25,414,466
Machinery - 2.2%
Allison Transmission Holdings, Inc.	133,500	4,095,780
Caterpillar, Inc.	73,800	8,049,366
Manitowoc Co., Inc.	310,600	9,137,852
Sarine Technologies Ltd.	472,000	1,114,767
Sun Hydraulics Corp.	12,500	500,375
		22,898,140
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	86,100	5,526,759
WageWorks, Inc. (a)	23,100	953,106
		6,479,865
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	76,800	5,802,240
TOTAL INDUSTRIALS		108,984,419
INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 0.5%
QUALCOMM, Inc.	61,700	4,695,370
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	115,200	$ 7,220,736
Internet Software & Services - 15.9%
Baidu.com, Inc. sponsored ADR (a)	24,900	5,341,548
Cornerstone OnDemand, Inc. (a)	55,500	2,077,920
CoStar Group, Inc. (a)	8,300	1,201,425
Cvent, Inc. (d)	126,800	3,185,216
Facebook, Inc. Class A (a)	1,157,600	86,611,631
Google, Inc.:
Class A (a)	42,900	24,983,244
Class C (a)	42,900	24,521,640
NAVER Corp.	7,047	5,336,846
SPS Commerce, Inc. (a)	51,700	2,892,098
Textura Corp. (a)(d)	233,500	6,729,470
Xoom Corp. (a)	13,900	317,754
		163,198,792
IT Services - 2.1%
Gartner, Inc. Class A (a)	86,200	6,429,658
Visa, Inc. Class A	71,200	15,131,424
		21,561,082
Software - 5.5%
Activision Blizzard, Inc.	91,500	2,153,910
ANSYS, Inc. (a)	1,200	97,560
Computer Modelling Group Ltd.	229,200	2,683,451
Electronic Arts, Inc. (a)	336,500	12,733,160
Fleetmatics Group PLC (a)	34,400	1,129,008
Microsoft Corp.	141,800	6,441,974
salesforce.com, Inc. (a)	312,300	18,453,807
SolarWinds, Inc. (a)	97,900	4,189,141
Solera Holdings, Inc.	16,500	1,005,840
SS&C Technologies Holdings, Inc. (a)	159,500	7,218,970
The Rubicon Project, Inc.	5,074	49,421
		56,156,242
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	254,800	26,117,000
TOTAL INFORMATION TECHNOLOGY		278,949,222
MATERIALS - 5.1%
Chemicals - 2.5%
FMC Corp.	78,000	5,158,920
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	57,900	$ 6,696,135
Sherwin-Williams Co.	39,100	8,528,101
Westlake Chemical Corp.	59,700	5,798,661
		26,181,817
Construction Materials - 2.6%
CaesarStone Sdot-Yam Ltd.	42,600	2,215,626
Eagle Materials, Inc.	161,400	16,448,274
James Hardie Industries PLC sponsored ADR	43,600	2,617,744
Vulcan Materials Co.	78,400	4,968,992
		26,250,636
TOTAL MATERIALS		52,432,453
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
8x8, Inc. (a)	21,950	170,552
TOTAL COMMON STOCKS (Cost $965,378,468)		1,021,008,553
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (e) (Cost $769,617)	38,419	769,617
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	12,836,275	$ 12,836,275
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	20,256,525	20,256,525
TOTAL MONEY MARKET FUNDS (Cost $33,092,800)		33,092,800
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $999,240,885)		1,054,870,970
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(27,548,246)
NET ASSETS - 100%		$ 1,027,322,724
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $769,617 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 769,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,268
Fidelity Securities Lending Cash Central Fund	6,234
Total	$ 8,502
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 154,568,074	$ 154,568,074	$ -	$ -
Consumer Staples	83,983,977	83,983,977	-	-
Energy	98,444,447	98,444,447	-	-
Financials	79,035,586	79,035,586	-	-
Health Care	164,439,823	164,439,823	-	-
Industrials	108,984,419	108,984,419	-	-
Information Technology	279,718,839	278,949,222	-	769,617
Materials	52,432,453	52,432,453	-	-
Telecommunication Services	170,552	170,552	-	-
Money Market Funds	33,092,800	33,092,800	-	-
Total Investments in Securities:	$ 1,054,870,970	$ 1,054,101,353	$ -	$ 769,617

During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments valued at $986,638,301 in exchange for 98,663,830 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $999,461,571. Net unrealized appreciation aggregated $55,409,399, of which $72,464,928 related to appreciated investment securities and $17,055,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

August 31, 2014

1.805771.110

EPI-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.2%
Gentex Corp.	189,860	$ 5,610
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	251,200	11,887
McDonald's Corp.	242,117	22,691
Starwood Hotels & Resorts Worldwide, Inc.	62,300	5,267
Texas Roadhouse, Inc. Class A	214,562	5,705
Yum! Brands, Inc.	151,121	10,946
		56,496
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(h)(k)	52,800	6,892
Media - 1.7%
Comcast Corp. Class A (i)	626,874	34,309
Sinclair Broadcast Group, Inc. Class A	279,035	8,106
		42,415
Multiline Retail - 1.9%
Kohl's Corp.	273,776	16,095
Target Corp.	535,955	32,195
		48,290
Specialty Retail - 0.6%
Foot Locker, Inc.	133,131	7,470
PetSmart, Inc. (e)	63,100	4,516
Staples, Inc.	369,733	4,318
		16,304
TOTAL CONSUMER DISCRETIONARY		176,007
CONSUMER STAPLES - 10.2%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	162,005	11,980
PepsiCo, Inc.	113,122	10,463
The Coca-Cola Co.	726,672	30,317
		52,760
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	185,000	14,698
Tesco PLC	254,600	973
Wal-Mart Stores, Inc.	154,750	11,684
Walgreen Co.	204,944	12,403
		39,758
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
B&G Foods, Inc. Class A	70,054	$ 2,116
Kellogg Co.	285,552	18,552
		20,668
Household Products - 2.1%
Procter & Gamble Co.	654,217	54,372
Tobacco - 3.6%
Altria Group, Inc. (i)	664,665	28,634
British American Tobacco PLC sponsored ADR	90,811	10,754
Japan Tobacco, Inc.	38,700	1,326
Lorillard, Inc.	436,053	26,032
Philip Morris International, Inc.	161,212	13,797
Reynolds American, Inc.	177,000	10,349
		90,892
TOTAL CONSUMER STAPLES		258,450
ENERGY - 14.7%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	192,324	9,709
National Oilwell Varco, Inc.	141,849	12,260
Noble Corp.	307,414	8,749
Paragon Offshore PLC (a)	102,471	955
Schlumberger Ltd. (i)	61,257	6,716
		38,389
Oil, Gas & Consumable Fuels - 13.2%
Access Midstream Partners LP	89,847	5,782
Anadarko Petroleum Corp.	124,445	14,024
Apache Corp. (i)	214,027	21,794
Cameco Corp.	183,500	3,588
Canadian Natural Resources Ltd.	359,300	15,660
Chevron Corp.	604,769	78,287
CONSOL Energy, Inc.	250,475	10,089
EV Energy Partners LP	198,925	8,315
Exxon Mobil Corp.	450,560	44,813
Foresight Energy LP	88,600	1,683
Holly Energy Partners LP	114,912	4,170
HollyFrontier Corp.	58,877	2,946
Imperial Oil Ltd.	129,500	6,891
Legacy Reserves LP	115,099	3,539
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Markwest Energy Partners LP (i)	257,191	$ 20,506
Occidental Petroleum Corp.	154,423	16,018
Royal Dutch Shell PLC Class A sponsored ADR	140,158	11,349
Scorpio Tankers, Inc.	126,500	1,209
Suncor Energy, Inc.	486,500	19,969
The Williams Companies, Inc. (i)	695,250	41,326
Williams Partners LP	61,100	3,239
		335,197
TOTAL ENERGY		373,586
FINANCIALS - 23.0%
Banks - 9.7%
Bank of America Corp.	270,900	4,359
CIT Group, Inc.	72,362	3,470
Citigroup, Inc.	341,000	17,613
Comerica, Inc.	94,380	4,751
FirstMerit Corp.	169,240	2,917
JPMorgan Chase & Co.	1,763,557	104,847
M&T Bank Corp. (e)	194,017	23,986
PNC Financial Services Group, Inc.	71,200	6,034
Standard Chartered PLC (United Kingdom)	405,343	8,163
U.S. Bancorp	560,100	23,681
Valley National Bancorp (e)	226,900	2,269
Wells Fargo & Co.	871,950	44,853
		246,943
Capital Markets - 5.5%
Apollo Global Management LLC Class A	161,502	3,941
Apollo Investment Corp.	948,657	8,320
Ares Capital Corp.	325,442	5,581
Ares Management LP	114,800	2,053
Ashmore Group PLC (e)	608,705	3,557
BlackRock, Inc. Class A (i)	22,877	7,562
Carlyle Group LP	117,100	3,895
Charles Schwab Corp.	195,406	5,571
Greenhill & Co., Inc. (e)	54,823	2,687
Invesco Ltd.	138,500	5,656
KKR & Co. LP	1,665,196	39,115
Morgan Stanley	375,942	12,899
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	154,599	$ 11,136
The Blackstone Group LP	828,703	27,786
		139,759
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	93,785	12,872
Leucadia National Corp.	48,500	1,209
TPG Specialty Lending, Inc.	126,100	2,227
		16,308
Insurance - 4.7%
ACE Ltd.	202,111	21,490
Allied World Assurance Co.	50,900	1,883
Brasil Insurance Participacoes e Administracao SA	539,700	1,926
esure Group PLC	611,000	2,688
MetLife, Inc.	999,057	54,688
Prudential Financial, Inc. (i)	115,898	10,396
The Chubb Corp.	161,567	14,856
The Travelers Companies, Inc.	136,849	12,961
		120,888
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	433,580	10,254
American Homes 4 Rent (f)	97,613	1,745
Annaly Capital Management, Inc.	802,994	9,556
CBL & Associates Properties, Inc.	280,000	5,320
Coresite Realty Corp.	101,920	3,574
First Potomac Realty Trust	473,077	6,264
Home Properties, Inc.	133,330	8,562
Piedmont Office Realty Trust, Inc. Class A	157,535	3,070
Retail Properties America, Inc.	286,297	4,529
Two Harbors Investment Corp.	436,541	4,680
Ventas, Inc.	42,294	2,782
		60,336
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	139,400	2,030
TOTAL FINANCIALS		586,264
HEALTH CARE - 8.2%
Biotechnology - 0.4%
Amgen, Inc.	80,149	11,171
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	91,000	$ 6,823
Covidien PLC	71,700	6,226
DENTSPLY International, Inc.	77,900	3,716
Meridian Bioscience, Inc. (e)	246,100	4,816
St. Jude Medical, Inc.	40,262	2,641
		24,222
Health Care Providers & Services - 0.9%
Aetna, Inc.	24,915	2,046
Quest Diagnostics, Inc.	100,036	6,323
UnitedHealth Group, Inc.	167,876	14,551
WellPoint, Inc.	44	5
		22,925
Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	617,100	8,885
AstraZeneca PLC sponsored ADR	162,212	12,330
Johnson & Johnson	512,218	53,132
Merck & Co., Inc.	519,268	31,213
Pfizer, Inc.	863,813	25,387
Sanofi SA	72,826	7,981
Teva Pharmaceutical Industries Ltd. sponsored ADR (i)	207,198	10,882
		149,810
TOTAL HEALTH CARE		208,128
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
United Technologies Corp.	175,807	18,984
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc. (i)	138,379	9,446
PostNL NV (a)	914,800	4,581
United Parcel Service, Inc. Class B	393,490	38,298
		52,325
Airlines - 0.0%
Copa Holdings SA Class A	8,700	1,070
Commercial Services & Supplies - 1.4%
Intrum Justitia AB	161,784	5,016
KAR Auction Services, Inc.	197,204	5,948
Republic Services, Inc. (i)	601,689	23,664
		34,628
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Eaton Corp. PLC	122,600	$ 8,559
Emerson Electric Co.	76,270	4,883
		13,442
Industrial Conglomerates - 2.3%
General Electric Co.	2,292,733	59,565
Machinery - 0.6%
Cummins, Inc.	25,300	3,671
Deere & Co.	56,300	4,734
Stanley Black & Decker, Inc.	71,826	6,572
		14,977
Professional Services - 0.4%
Acacia Research Corp.	202,860	3,609
Bureau Veritas SA	86,073	2,045
Michael Page International PLC	732,018	5,538
		11,192
Road & Rail - 0.4%
Union Pacific Corp.	87,804	9,243
Trading Companies & Distributors - 0.3%
Now, Inc.	35,462	1,171
Watsco, Inc.	67,100	6,206
		7,377
TOTAL INDUSTRIALS		222,803
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.9%
Cisco Systems, Inc.	2,596,753	64,893
QUALCOMM, Inc.	129,689	9,869
		74,762
Electronic Equipment & Components - 0.3%
Hitachi Ltd.	513,000	3,878
TE Connectivity Ltd.	81,130	5,085
		8,963
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	277,000	10,667
IT Services - 3.4%
Accenture PLC Class A	81,896	6,638
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	252,323	$ 48,522
Paychex, Inc.	763,278	31,791
		86,951
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc. (i)	850,377	19,648
Broadcom Corp. Class A (i)	723,029	28,473
		48,121
Software - 1.7%
CA Technologies, Inc.	230,081	6,497
Microsoft Corp.	786,138	35,714
		42,211
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	105,721	10,836
EMC Corp.	216,519	6,394
First Data Holdings, Inc. Class B (k)	2,464,780	9,859
		27,089
TOTAL INFORMATION TECHNOLOGY		298,764
MATERIALS - 1.3%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc. (e)	133,500	4,689
Tronox Ltd. Class A	177,965	5,403
Westlake Chemical Partners LP (a)	4,700	143
		10,235
Metals & Mining - 0.9%
Commercial Metals Co.	265,054	4,580
Freeport-McMoRan Copper & Gold, Inc.	465,414	16,927
Goldcorp, Inc.	13,700	385
Nucor Corp.	15,980	868
SunCoke Energy Partners LP	38,412	1,163
		23,923
TOTAL MATERIALS		34,158
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	679,727	23,763
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.	948,106	$ 47,235
Verizon Communications, Inc. CDI	128,984	6,401
		77,399
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	4,848,982	16,665
TOTAL TELECOMMUNICATION SERVICES		94,064
UTILITIES - 3.2%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	317,915	17,072
Exelon Corp.	200,600	6,704
Hawaiian Electric Industries, Inc. (e)	218,498	5,548
Pinnacle West Capital Corp.	42,500	2,420
PPL Corp.	447,091	15,483
Southern Co.	561,125	24,914
Xcel Energy, Inc.	262,029	8,398
		80,539
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	11,800	414
TOTAL UTILITIES		80,953
TOTAL COMMON STOCKS (Cost $1,874,528)		2,333,177
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 1.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 5.25% (a)	10,100	859
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25%	11,800	1,336
Crown Castle International Corp. Series A, 4.50%	43,800	4,554
Weyerhaeuser Co. Series A, 6.375%	37,900	2,189
		8,079
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	11,539	$ 3,587
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.779%	13,400	738
5.889%	9,644	601
Series E, 5.599%	61,200	3,946
		5,285
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS (a)	66,400	4,092
Dominion Resources, Inc.:
6.375% (a)	52,000	2,643
Series B, 6.00%	38,200	2,197
		8,932
TOTAL UTILITIES		14,217
TOTAL CONVERTIBLE PREFERRED STOCKS		26,742
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc.:
7.00% (f)	7,016	7,054
Series A, 8.50%	60,466	1,649
		8,703
TOTAL PREFERRED STOCKS (Cost $31,739)		35,445
Corporate Bonds - 3.7%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 3.5%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 800	$ 1,618
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	2,400	3,384
			5,002
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 2.75% 3/15/21 (f)		1,000	1,079
Media - 0.1%
Liberty Media Corp. 3.5% 1/15/31		2,590	1,402
TOTAL CONSUMER DISCRETIONARY			7,483
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (j)		2,560	3,754
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Amyris, Inc. 3% 2/27/17		516	432
BPZ Energy, Inc. 8.5% 10/1/17		1,070	1,136
Chesapeake Energy Corp. 2.5% 5/15/37		3,600	3,731
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		1,350	1,274
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)		3,460	3,558
Ship Finance International Ltd. 3.25% 2/1/18		2,810	3,292
			13,423
FINANCIALS - 0.4%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		2,930	3,098
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		2,010	3,311
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		3,390	4,416
TOTAL FINANCIALS			10,825
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		$ 3,656	$ 4,178
WellPoint, Inc. 2.75% 10/15/42		6,010	9,815
			13,993
Pharmaceuticals - 0.2%
Jazz Investments I Ltd. 1.875% 8/15/21 (f)		1,820	2,050
Theravance, Inc. 2.125% 1/15/23		2,810	3,246
			5,296
TOTAL HEALTH CARE			19,289
INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Layne Christensen Co. 4.25% 11/15/18 (f)		1,080	908
MasTec, Inc. 4.25% 12/15/14		915	1,809
			2,717
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		2,930	3,102
TOTAL INDUSTRIALS			5,819
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16		4,730	4,996
Liberty Interactive LLC 0.75% 3/30/43		1,920	2,614
			7,610
Semiconductors & Semiconductor Equipment - 0.5%
Canadian Solar, Inc. 4.25% 2/15/19 (f)		1,960	2,171
GT Advanced Technologies, Inc.:
3% 10/1/17		3,530	8,309
3% 12/15/20		1,120	1,841
			12,321
Software - 0.2%
TiVo, Inc. 4% 3/15/16 (f)		3,360	4,704
TOTAL INFORMATION TECHNOLOGY			24,635
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (f)		$ 2,880	$ 3,572
TOTAL CONVERTIBLE BONDS			88,800
Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
8.75% 12/1/20		3,325	3,308
8.75% 12/1/20 (f)		160	159
			3,467
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		1,654	1,675
Walter Energy, Inc. 8.5% 4/15/21		2,030	974
			2,649
TOTAL NONCONVERTIBLE BONDS			6,116
TOTAL CORPORATE BONDS (Cost $84,436)			94,916
Bank Loan Obligations - 0.0%

INDUSTRIALS - 0.0%
Machinery - 0.0%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (j) (Cost $951)		959	950
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $1,520)	EUR	990	$ 1,481
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	78,908,298	78,908
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	19,814,215	19,814
TOTAL MONEY MARKET FUNDS (Cost $98,722)		98,722
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,091,896)		2,564,691
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(19,594)
NET ASSETS - 100%		$ 2,545,097
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Altria Group, Inc.	9/20/14 - $43.00	3,460	$ 187	$ (131)
Apache Corp.	10/18/14 - $105.00	706	115	(116)
Applied Materials, Inc.	10/18/14 - $22.00	2,126	169	(339)
BlackRock, Inc. Class A	10/18/14 - $320.00	188	163	(280)
Broadcom Corp. Class A	11/22/14 - $40.00	2,386	235	(350)
C.H. Robinson Worldwide, Inc.	11/22/14 - $70.00	457	83	(77)
Comcast Corp. Class A	10/18/14 - $55.00	2,069	217	(181)
Markwest Energy Partners LP	9/20/14 - $77.50	1,286	84	(354)
Prudential Financial, Inc.	12/20/14 - $92.50	382	90	(104)
Republic Services, Inc.	1/17/15 - $40.00	1,986	128	(149)
Schlumberger Ltd.	11/22/14 - $115.00	347	62	(63)
Teva Pharmaceutical Industries Ltd. sponsored ADR	11/22/14 - $52.50	684	115	(152)
The Williams Companies, Inc.	11/22/14 - $60.00	2,294	304	(400)
TOTAL WRITTEN OPTIONS			1,952	(2,696)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,332,000 or 1.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $99,584,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,751,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 9,859
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 54
Fidelity Securities Lending Cash Central Fund	97
Total	$ 151
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 5,667	$ -	$ 5,667	$ 1,028	$ -
EQTY ER Holdings, LCC	2,833	-	5,545	-	-
Total	$ 8,500	$ -	$ 11,212	$ 1,028	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,007	$ 169,115	$ -	$ 6,892
Consumer Staples	259,309	258,336	973	-
Energy	373,586	373,586	-	-
Financials	603,046	589,249	13,797	-
Health Care	211,715	203,734	7,981	-
Industrials	222,803	222,803	-	-
Information Technology	298,764	288,905	-	9,859
Materials	34,158	34,158	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 94,064	$ 77,399	$ 16,665	$ -
Utilities	95,170	86,531	8,639	-
Corporate Bonds	94,916	-	94,916	-
Bank Loan Obligations	950	-	950	-
Preferred Securities	1,481	-	1,481	-
Money Market Funds	98,722	98,722	-	-
Total Investments in Securities:	$ 2,564,691	$ 2,402,538	$ 145,402	$ 16,751
Derivative Instruments:
Liabilities
Written Options	$ (2,696)	$ (2,696)	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $2,100,734,000. Net unrealized appreciation aggregated $463,957,000, of which $494,919,000 related to appreciated investment securities and $30,962,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2014

1.805757.110

AEV-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.8%
Hyundai Mobis	2,784	$ 807,116
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	6,932	294,749
Media - 2.9%
Corus Entertainment, Inc. Class B (non-vtg.)	23,600	530,691
John Wiley & Sons, Inc. Class A	8,315	498,484
Time Warner Cable, Inc.	4,800	710,064
Viacom, Inc. Class B (non-vtg.)	16,000	1,298,400
		3,037,639
Multiline Retail - 1.8%
Macy's, Inc.	17,647	1,099,232
Target Corp.	13,800	828,966
		1,928,198
Specialty Retail - 3.4%
AutoZone, Inc. (a)	1,315	708,575
Bed Bath & Beyond, Inc. (a)	16,600	1,066,716
GNC Holdings, Inc.	33,300	1,263,735
TJX Companies, Inc.	9,600	572,256
		3,611,282
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	14,565	536,429
TOTAL CONSUMER DISCRETIONARY		10,215,413
CONSUMER STAPLES - 6.1%
Beverages - 0.5%
C&C Group PLC	89,055	505,500
Food & Staples Retailing - 4.2%
CVS Caremark Corp.	22,200	1,763,790
Kroger Co.	19,896	1,014,298
Wal-Mart Stores, Inc.	21,500	1,623,250
		4,401,338
Food Products - 0.7%
The J.M. Smucker Co.	7,379	757,085
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	5,855	693,349
TOTAL CONSUMER STAPLES		6,357,272
Common Stocks - continued
	Shares	Value
ENERGY - 9.6%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	8,900	$ 769,227
Oil, Gas & Consumable Fuels - 8.9%
Chevron Corp.	28,297	3,663,046
Exxon Mobil Corp.	22,872	2,274,849
Marathon Petroleum Corp.	9,700	882,797
Phillips 66 Co.	12,000	1,044,240
Suncor Energy, Inc.	20,100	825,037
Woodside Petroleum Ltd.	15,787	629,580
		9,319,549
TOTAL ENERGY		10,088,776
FINANCIALS - 26.5%
Banks - 9.3%
JPMorgan Chase & Co.	61,152	3,635,486
Regions Financial Corp.	20,600	209,090
SunTrust Banks, Inc.	24,100	917,728
U.S. Bancorp	48,266	2,040,686
Wells Fargo & Co.	57,332	2,949,158
		9,752,148
Capital Markets - 2.3%
East Capital Explorer AB (a)	13,008	98,641
Fortress Investment Group LLC	92,300	688,558
GP Investments Ltd. Class A (depositary receipt) (a)	246,400	539,361
MLP AG	66,188	392,224
The Blackstone Group LP	21,000	704,130
		2,422,914
Consumer Finance - 2.3%
American Express Co.	9,500	850,725
Capital One Financial Corp.	19,418	1,593,441
		2,444,166
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	22,769	3,125,045
Insurance - 6.1%
ACE Ltd.	12,400	1,318,492
Allied World Assurance Co.	23,800	880,362
Allstate Corp.	19,200	1,180,608
FNF Group	27,580	780,790
FNFV Group (a)	18,892	283,002
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential PLC	21,861	$ 526,960
The Travelers Companies, Inc.	15,587	1,476,245
		6,446,459
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	51,501	1,217,999
Annaly Capital Management, Inc.	105,105	1,250,750
MFA Financial, Inc.	147,136	1,241,828
		3,710,577
TOTAL FINANCIALS		27,901,309
HEALTH CARE - 17.5%
Biotechnology - 1.8%
Amgen, Inc.	13,300	1,853,754
Health Care Equipment & Supplies - 2.7%
Covidien PLC	13,400	1,163,522
Medtronic, Inc.	25,500	1,628,175
		2,791,697
Health Care Providers & Services - 4.8%
Cigna Corp.	17,062	1,614,065
Express Scripts Holding Co. (a)	19,999	1,478,526
UnitedHealth Group, Inc.	23,200	2,010,976
		5,103,567
Pharmaceuticals - 8.2%
AbbVie, Inc.	11,300	624,664
GlaxoSmithKline PLC sponsored ADR (d)	21,724	1,066,648
Johnson & Johnson	31,292	3,245,919
Mylan, Inc. (a)	11,705	568,863
Shire PLC	10,300	839,217
Teva Pharmaceutical Industries Ltd. sponsored ADR	43,732	2,296,805
		8,642,116
TOTAL HEALTH CARE		18,391,134
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.6%
United Technologies Corp.	15,700	1,695,286
Machinery - 2.4%
Deere & Co.	15,410	1,295,827
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Global Brass & Copper Holdings, Inc.	22,951	$ 354,593
Valmont Industries, Inc. (d)	6,000	844,500
		2,494,920
Professional Services - 2.2%
Dun & Bradstreet Corp.	15,635	1,835,236
VSE Corp.	8,100	480,573
		2,315,809
TOTAL INDUSTRIALS		6,506,015
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 2.1%
Cisco Systems, Inc.	86,982	2,173,680
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	7,498	469,975
IT Services - 2.9%
Amdocs Ltd.	13,957	657,375
Fiserv, Inc. (a)	13,400	863,898
IBM Corp.	5,240	1,007,652
The Western Union Co.	31,300	546,811
		3,075,736
Software - 3.7%
Microsoft Corp.	47,000	2,135,210
Oracle Corp.	41,287	1,714,649
		3,849,859
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	19,900	2,039,750
EMC Corp.	58,700	1,733,411
Hewlett-Packard Co.	28,439	1,080,682
		4,853,843
TOTAL INFORMATION TECHNOLOGY		14,423,093
MATERIALS - 2.3%
Chemicals - 1.5%
Agrium, Inc.	7,000	661,952
CF Industries Holdings, Inc.	3,655	941,784
		1,603,736
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.8%
Schweitzer-Mauduit International, Inc.	17,900	$ 766,836
TOTAL MATERIALS		2,370,572
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	40,700	2,027,674
UTILITIES - 3.2%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	19,800	1,063,260
Edison International	17,793	1,052,278
Xcel Energy, Inc.	19,700	631,385
		2,746,923
Multi-Utilities - 0.6%
CMS Energy Corp.	20,600	629,124
TOTAL UTILITIES		3,376,047
TOTAL COMMON STOCKS (Cost $85,015,672)		101,657,305
Nonconvertible Preferred Stocks - 1.7%

INFORMATION TECHNOLOGY - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Samsung Electronics Co. Ltd. (Cost $1,762,605)	1,794	1,804,437
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 9/25/14 (Cost $30,000)	$ 30,000	30,000
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,482,540	$ 1,482,540
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,952,000	1,952,000
TOTAL MONEY MARKET FUNDS (Cost $3,434,540)		3,434,540
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $90,242,817)		106,926,282
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,758,835)
NET ASSETS - 100%		$ 105,167,447
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,828
Fidelity Securities Lending Cash Central Fund	1,843
Total	$ 3,671
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,215,413	$ 10,215,413	$ -	$ -
Consumer Staples	6,357,272	6,357,272	-	-
Energy	10,088,776	10,088,776	-	-
Financials	27,901,309	27,374,349	526,960	-
Health Care	18,391,134	17,551,917	839,217	-
Industrials	6,506,015	6,506,015	-	-
Information Technology	16,227,530	16,227,530	-	-
Materials	2,370,572	2,370,572	-	-
Telecommunication Services	2,027,674	2,027,674	-	-
Utilities	3,376,047	3,376,047	-	-
U.S. Government and Government Agency Obligations	30,000	-	30,000	-
Money Market Funds	3,434,540	3,434,540	-	-
Total Investments in Securities:	$ 106,926,282	$ 105,530,105	$ 1,396,177	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $90,587,766. Net unrealized appreciation aggregated $16,338,516, of which $17,114,983 related to appreciated investment securities and $776,467 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

August 31, 2014

1.805747.110

ASCF-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Diversified Consumer Services - 2.2%
Grand Canyon Education, Inc. (a)	350,000	$ 15,134
Meiko Network Japan Co. Ltd. (f)	1,577,900	18,365
Tsukada Global Holdings, Inc. (e)(f)	2,800,000	24,166
Weight Watchers International, Inc. (a)(e)	500,000	12,345
		70,010
Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc. (a)	400,000	31,716
Texas Roadhouse, Inc. Class A	650,000	17,284
		49,000
Household Durables - 1.5%
Iida Group Holdings Co. Ltd.	1,100,000	15,753
Tupperware Brands Corp.	440,000	32,234
		47,987
Leisure Products - 0.7%
Smith & Wesson Holding Corp. (a)(e)	2,000,000	22,140
Media - 0.5%
Harte-Hanks, Inc.	2,051,614	14,382
Multiline Retail - 1.0%
Big Lots, Inc.	700,000	32,445
Specialty Retail - 5.5%
Aarons, Inc. Class A	1,100,000	28,182
Genesco, Inc. (a)	500,000	39,650
Jumbo SA	303,981	4,473
Office Depot, Inc. (a)	11,000,000	56,320
Sally Beauty Holdings, Inc. (a)	400,000	11,152
Select Comfort Corp. (a)	1,400,000	31,318
		171,095
Textiles, Apparel & Luxury Goods - 3.7%
Crocs, Inc. (a)	1,500,000	23,175
Fossil Group, Inc. (a)	400,000	40,516
Steven Madden Ltd. (a)	1,100,000	37,389
Wolverine World Wide, Inc. (e)	500,000	13,280
		114,360
TOTAL CONSUMER DISCRETIONARY		521,419
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 1.9%
Ain Pharmaciez, Inc.	100,000	4,834
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	600,000	$ 26,642
Tsuruha Holdings, Inc.	500,000	27,296
		58,772
Food Products - 2.0%
Darling International, Inc. (a)	3,200,000	61,696
TOTAL CONSUMER STAPLES		120,468
ENERGY - 5.9%
Energy Equipment & Services - 4.2%
Cathedral Energy Services Ltd. (f)	3,141,600	13,349
Key Energy Services, Inc. (a)	4,400,000	27,720
McDermott International, Inc. (a)(e)	2,000,000	14,400
Oil States International, Inc. (a)	520,000	33,566
Pason Systems, Inc.	1,300,000	41,428
		130,463
Oil, Gas & Consumable Fuels - 1.7%
Alliance Holdings GP, LP	59,401	4,266
World Fuel Services Corp.	1,100,000	48,818
		53,084
TOTAL ENERGY		183,547
FINANCIALS - 20.5%
Banks - 4.2%
Bank of the Ozarks, Inc.	500,000	15,975
East West Bancorp, Inc.	1,000,000	34,840
First NBC Bank Holding Co. (a)	22,735	730
Investors Bancorp, Inc.	3,316,299	35,186
Prosperity Bancshares, Inc.	301,800	18,229
Square 1 Financial, Inc. Class A	299,122	5,740
Wilshire Bancorp, Inc.	2,200,000	21,472
		132,172
Consumer Finance - 2.6%
EZCORP, Inc. (non-vtg.) Class A (a)(e)	1,765,700	18,769
Portfolio Recovery Associates, Inc. (a)	600,000	34,098
SLM Corp.	3,185,800	28,226
		81,093
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 7.4%
CNO Financial Group, Inc.	2,200,000	$ 39,270
Enstar Group Ltd. (a)	150,000	21,285
HCC Insurance Holdings, Inc.	750,000	37,605
Primerica, Inc.	1,300,000	65,429
Reinsurance Group of America, Inc.	500,000	41,490
RenaissanceRe Holdings Ltd.	250,000	25,598
		230,677
Real Estate Investment Trusts - 4.7%
CareTrust (REIT), Inc. (a)	608,101	10,624
Corrections Corp. of America	1,150,000	40,986
EPR Properties	330,000	18,780
Equity Lifestyle Properties, Inc.	100,000	4,569
MFA Financial, Inc.	3,900,000	32,916
National Health Investors, Inc.	250,000	16,128
Rouse Properties, Inc. (e)	1,239,786	21,671
		145,674
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	200,000	13,590
Thrifts & Mortgage Finance - 1.2%
BofI Holding, Inc. (a)	400,000	30,796
Meridian Bancorp, Inc. (a)	634,044	6,708
		37,504
TOTAL FINANCIALS		640,710
HEALTH CARE - 12.9%
Biotechnology - 1.3%
United Therapeutics Corp. (a)	350,000	41,241
Health Care Equipment & Supplies - 1.0%
The Cooper Companies, Inc.	200,000	32,606
Health Care Providers & Services - 7.7%
AmSurg Corp. (a)	713,000	38,352
Community Health Systems, Inc. (a)	1,600,000	86,847
Health Net, Inc. (a)	600,000	28,320
MEDNAX, Inc. (a)	300,000	17,175
Providence Service Corp. (a)	600,000	27,318
The Ensign Group, Inc. (f)	1,200,000	42,000
		240,012
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.9%
Jazz Pharmaceuticals PLC (a)	150,000	$ 24,438
Phibro Animal Health Corp. Class A	1,301,400	24,909
Prestige Brands Holdings, Inc. (a)	650,000	22,497
Sawai Pharmaceutical Co. Ltd.	300,000	17,098
		88,942
TOTAL HEALTH CARE		402,801
INDUSTRIALS - 14.6%
Aerospace & Defense - 2.8%
Engility Holdings, Inc. (a)	600,000	21,084
Moog, Inc. Class A (a)	400,000	28,360
Teledyne Technologies, Inc. (a)	400,000	38,828
		88,272
Commercial Services & Supplies - 4.6%
Civeo Corp.	640,000	16,262
Deluxe Corp.	500,000	29,775
Mitie Group PLC	5,600,000	29,359
UniFirst Corp.	250,000	24,238
West Corp.	1,500,000	44,490
		144,124
Construction & Engineering - 0.6%
Badger Daylighting Ltd.	665,000	18,061
Machinery - 4.5%
Federal Signal Corp.	1,800,000	26,496
Hy-Lok Corp. (f)	700,000	23,745
Standex International Corp.	450,000	33,584
TriMas Corp. (a)	900,000	28,530
Valmont Industries, Inc. (e)	200,000	28,150
		140,505
Marine - 0.3%
SITC International Holdings Co. Ltd.	19,000,000	8,507
Professional Services - 0.4%
Benefit One, Inc.	1,500,000	14,273
Trading Companies & Distributors - 0.8%
Aceto Corp.	1,200,000	23,064
Textainer Group Holdings Ltd.	80,097	2,826
		25,890
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.6%
Wesco Aircraft Holdings, Inc. (a)	1,000,000	$ 18,340
TOTAL INDUSTRIALS		457,972
INFORMATION TECHNOLOGY - 20.4%
Electronic Equipment & Components - 6.2%
Belden, Inc.	400,000	29,228
CDW Corp.	1,800,000	59,472
Insight Enterprises, Inc. (a)	600,000	15,744
ScanSource, Inc. (a)	350,000	13,496
SYNNEX Corp. (a)	517,000	36,056
Zebra Technologies Corp. Class A (a)	500,000	39,015
		193,011
Internet Software & Services - 2.5%
Conversant, Inc. (a)(e)	1,300,000	35,802
Perficient, Inc. (a)	800,000	13,776
Stamps.com, Inc. (a)(f)	850,000	28,611
		78,189
IT Services - 8.8%
EPAM Systems, Inc. (a)	1,000,000	37,650
Genpact Ltd. (a)	1,300,000	22,620
Global Payments, Inc.	900,000	65,448
iGATE Corp. (a)	4,528	169
MoneyGram International, Inc. (a)	2,050,000	28,823
Syntel, Inc. (a)	350,000	31,280
VeriFone Systems, Inc. (a)	1,900,000	66,348
WEX, Inc. (a)	200,000	22,730
		275,068
Software - 2.9%
NIIT Technologies Ltd. (a)(f)	3,800,000	22,579
Sword Group (f)	587,339	13,467
Verint Systems, Inc. (a)	620,000	31,081
Zensar Technologies Ltd. (f)	3,500,000	25,695
		92,822
TOTAL INFORMATION TECHNOLOGY		639,090
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.2%
Chemicals - 1.2%
American Vanguard Corp. (e)	700,000	$ 9,408
PolyOne Corp.	700,000	27,454
		36,862
Containers & Packaging - 1.0%
Sealed Air Corp.	900,000	32,490
TOTAL MATERIALS		69,352
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Amcom Telecommunications Ltd.	1,700,000	3,120
Asia Satellite Telecommunications Holdings Ltd.	800,000	2,828
iiNet Ltd.	500,000	3,605
		9,553
TOTAL COMMON STOCKS (Cost $2,330,935)		3,044,912
U.S. Treasury Obligations - 0.1%
		Principal Amount (000s) (d)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 9/18/14 to 10/16/14 (i) (Cost $3,530)		$ 3,530	3,530
Preferred Securities - 0.6%

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Baggot Securities Ltd. 10.24% (g)(h)	EUR	12,000
(Cost $18,641)			17,952
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	51,524,152	$ 51,524
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	82,471,975	82,472
TOTAL MONEY MARKET FUNDS (Cost $133,996)		133,996
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,487,102)		3,200,390
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(74,216)
NET ASSETS - 100%		$ 3,126,174
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
317 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	$ 37,197	$ 570

The face value of futures purchased as a percentage of net assets is 1.2%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,952,000 or 0.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,720,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80
Fidelity Securities Lending Cash Central Fund	608
Total	$ 688
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atrium Innovations, Inc.	$ 46,147	$ -	$ -	$ -	$ -
Badger Daylighting Ltd.	60,809	365	46,456	237	-
Cathedral Energy Services Ltd.	14,931	-	-	613	13,349
Hy-Lok Corp.	10,584	7,776	-	110	23,745
Meiko Network Japan Co. Ltd.	16,280	-	-	441	18,365
NIIT Technologies Ltd.	19,396	-	-	568	22,579
Stamps.com, Inc.	40,385	-	1,143	-	28,611
Sword Group	12,673	-	-	693	13,467
The Ensign Group, Inc.	55,437	-	1,216	252	42,000
Tsukada Global Holdings, Inc. (formerly Best Bridal, Inc.)	18,568	69	-	245	24,166
Zensar Technologies Ltd.	18,120	-	-	573	25,695
Total	$ 313,330	$ 8,210	$ 48,815	$ 3,732	$ 211,977
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 521,419	$ 521,419	$ -	$ -
Consumer Staples	120,468	120,468	-	-
Energy	183,547	183,547	-	-
Financials	640,710	640,710	-	-
Health Care	402,801	402,801	-	-
Industrials	457,972	457,972	-	-
Information Technology	639,090	639,090	-	-
Materials	69,352	69,352	-	-
Telecommunication Services	9,553	9,553	-	-
U.S. Government and Government Agency Obligations	3,530	-	3,530	-
Preferred Securities	17,952	-	17,952	-
Money Market Funds	133,996	133,996	-	-
Total Investments in Securities:	$ 3,200,390	$ 3,178,908	$ 21,482	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 570	$ 570	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $2,487,102,000. Net unrealized appreciation aggregated $713,288,000, of which $803,606,000 related to appreciated investment securities and $90,318,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Strategies Fund

(A Class of Fidelity Advisor®
Value Strategies Fund)

August 31, 2014

1.806763.110

SOI-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 4.3%
Delphi Automotive PLC	719,777	$ 50,082
Tenneco, Inc. (a)	164,524	10,543
TRW Automotive Holdings Corp. (a)	91,400	8,801
		69,426
Automobiles - 3.3%
Bayerische Motoren Werke AG (BMW)	36,387	4,236
General Motors Co.	1,284,836	44,712
Volkswagen AG	18,856	4,224
		53,172
Diversified Consumer Services - 1.0%
Service Corp. International	729,650	16,176
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	227,420	11,255
Wyndham Worldwide Corp.	199,867	16,177
		27,432
Household Durables - 3.2%
Lennar Corp. Class A (d)	424,700	16,640
PulteGroup, Inc.	744,504	14,309
Ryland Group, Inc.	151,400	5,617
Standard Pacific Corp. (a)	1,866,450	15,622
		52,188
Leisure Products - 0.8%
Hasbro, Inc.	266,797	14,048
Media - 1.0%
Omnicom Group, Inc.	120,112	8,649
Regal Entertainment Group Class A (d)	363,100	7,643
		16,292
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	343,641	23,945
GameStop Corp. Class A (d)	751,713	31,722
		55,667
TOTAL CONSUMER DISCRETIONARY		304,401
CONSUMER STAPLES - 5.4%
Beverages - 1.6%
Cott Corp. (d)	3,511,564	26,289
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	237,100	$ 18,838
Food Products - 1.9%
Bunge Ltd.	102,214	8,652
Calavo Growers, Inc.	232,028	9,037
SunOpta, Inc. (a)	984,885	13,089
		30,778
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,810
TOTAL CONSUMER STAPLES		87,715
ENERGY - 4.8%
Energy Equipment & Services - 0.8%
Halliburton Co.	183,600	12,413
Oil, Gas & Consumable Fuels - 4.0%
Denbury Resources, Inc.	1,516,780	26,119
EP Energy Corp. (d)	274,600	5,308
HollyFrontier Corp.	153,000	7,655
The Williams Companies, Inc.	154,500	9,183
Valero Energy Corp.	327,300	17,720
		65,985
TOTAL ENERGY		78,398
FINANCIALS - 12.3%
Banks - 8.4%
Bank of America Corp.	3,355,213	53,985
CIT Group, Inc.	157,349	7,546
Citigroup, Inc.	227,323	11,741
Regions Financial Corp.	778,163	7,898
U.S. Bancorp	862,484	36,466
Wells Fargo & Co.	377,370	19,412
		137,048
Capital Markets - 0.6%
The Blackstone Group LP	267,400	8,966
Insurance - 3.3%
AFLAC, Inc.	549,986	33,681
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 11,307
Unum Group	235,260	8,533
		53,521
TOTAL FINANCIALS		199,535
HEALTH CARE - 15.1%
Health Care Equipment & Supplies - 4.9%
Alere, Inc. (a)	172,283	6,107
Boston Scientific Corp. (a)	1,785,400	22,639
C.R. Bard, Inc.	75,400	11,192
St. Jude Medical, Inc.	463,300	30,388
Zimmer Holdings, Inc.	87,600	8,700
		79,026
Health Care Providers & Services - 2.7%
DaVita HealthCare Partners, Inc. (a)	158,496	11,836
Universal Health Services, Inc. Class B	278,914	31,919
		43,755
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	10,329
PerkinElmer, Inc.	207,500	9,306
		19,635
Pharmaceuticals - 6.3%
Johnson & Johnson	187,800	19,480
Merck & Co., Inc.	390,800	23,491
Sanofi SA sponsored ADR	1,088,444	59,538
		102,509
TOTAL HEALTH CARE		244,925
INDUSTRIALS - 7.4%
Aerospace & Defense - 5.1%
Alliant Techsystems, Inc.	278,850	35,135
Esterline Technologies Corp. (a)	180,022	21,104
Honeywell International, Inc.	139,500	13,285
Textron, Inc.	223,717	8,501
United Technologies Corp.	47,400	5,118
		83,143
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Allegion PLC	69,366	$ 3,567
Armstrong World Industries, Inc. (a)	143,230	8,262
		11,829
Machinery - 1.1%
Blount International, Inc. (a)	292,004	4,666
Ingersoll-Rand PLC	208,100	12,528
		17,194
Trading Companies & Distributors - 0.5%
Aircastle Ltd.	467,200	8,933
TOTAL INDUSTRIALS		121,099
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.3%
Cisco Systems, Inc.	204,600	5,113
IT Services - 0.6%
Fidelity National Information Services, Inc.	165,730	9,405
Semiconductors & Semiconductor Equipment - 3.9%
MagnaChip Semiconductor Corp. (a)	978,700	12,067
Micron Technology, Inc. (a)	911,183	29,705
ON Semiconductor Corp. (a)	855,870	8,353
Spansion, Inc. Class A (a)	613,543	13,682
		63,807
Software - 4.4%
Microsoft Corp.	429,324	19,504
Symantec Corp.	2,116,671	51,393
		70,897
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	566,160	58,031
TOTAL INFORMATION TECHNOLOGY		207,253
MATERIALS - 10.5%
Chemicals - 9.7%
Ashland, Inc.	83,100	8,910
Axiall Corp.	81,626	3,394
LyondellBasell Industries NV Class A	1,055,392	120,690
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	77,296	$ 15,912
W.R. Grace & Co. (a)	83,628	8,282
		157,188
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	166,200	8,170
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	4,750
TOTAL MATERIALS		170,108
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Level 3 Communications, Inc. (a)	558,139	25,094
UTILITIES - 4.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,665
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	822,963	19,562
The AES Corp.	1,687,800	25,621
		45,183
Multi-Utilities - 1.2%
Sempra Energy	179,639	19,036
TOTAL UTILITIES		70,884
TOTAL COMMON STOCKS (Cost $918,625)		1,509,412
Nonconvertible Bonds - 0.3%
Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,488)	$ 7,670	5,254
Money Market Funds - 9.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	109,304,896	$ 109,305
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	44,815,704	44,816
TOTAL MONEY MARKET FUNDS (Cost $154,121)		154,121
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,079,234)		1,668,787
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(43,631)
NET ASSETS - 100%		$ 1,625,156
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Securities Lending Cash Central Fund	154
Total	$ 249
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Bon-Ton Stores, Inc.	$ 34,067	$ -	$ 18,895	$ 96	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 304,401	$ 304,401	$ -	$ -
Consumer Staples	87,715	87,715	-	-
Energy	78,398	78,398	-	-
Financials	199,535	199,535	-	-
Health Care	244,925	244,925	-	-
Industrials	121,099	121,099	-	-
Information Technology	207,253	207,253	-	-
Materials	170,108	170,108	-	-
Telecommunication Services	25,094	25,094	-	-
Utilities	70,884	70,884	-	-
Corporate Bonds	5,254	-	5,254	-
Money Market Funds	154,121	154,121	-	-
Total Investments in Securities:	$ 1,668,787	$ 1,663,533	$ 5,254	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $1,081,774,000. Net unrealized appreciation aggregated $587,013,000, of which $600,318,000 related to appreciated investment securities and $13,305,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2014

1.805746.110

LC-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.1%
General Motors Co.	44,700	$ 1,555,560
Diversified Consumer Services - 0.3%
H&R Block, Inc.	86,217	2,890,856
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	5,800	543,576
Yum! Brands, Inc.	116,238	8,419,118
Zoe's Kitchen, Inc. (d)	3,500	102,095
		9,064,789
Leisure Products - 0.2%
NJOY, Inc. (a)(e)	115,947	1,962,531
Media - 3.3%
Comcast Corp. Class A (special) (non-vtg.)	352,437	19,243,060
Discovery Communications, Inc.:
Class A (a)	10,177	444,938
Class C (non-vtg.) (a)	10,177	437,306
Sinclair Broadcast Group, Inc. Class A	58,700	1,705,235
Starz Series A (a)	9,200	287,868
Time Warner, Inc.	151,659	11,682,293
Viacom, Inc. Class B (non-vtg.)	28,700	2,329,005
		36,129,705
Multiline Retail - 2.2%
Dollar General Corp. (a)	25,700	1,644,543
Target Corp.	366,540	22,018,058
		23,662,601
Specialty Retail - 1.5%
Lowe's Companies, Inc.	264,179	13,872,039
Sally Beauty Holdings, Inc. (a)	72,500	2,021,300
Staples, Inc.	97,209	1,135,401
		17,028,740
TOTAL CONSUMER DISCRETIONARY		92,294,782
CONSUMER STAPLES - 9.9%
Beverages - 2.9%
Diageo PLC	130,742	3,858,233
Monster Beverage Corp. (a)	17,564	1,552,833
PepsiCo, Inc.	82,940	7,671,121
Pernod Ricard SA	12,300	1,450,341
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	76,100	$ 4,198,192
The Coca-Cola Co.	323,775	13,507,893
		32,238,613
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	66,711	5,300,189
Walgreen Co.	115,255	6,975,233
Whole Foods Market, Inc.	44,100	1,726,074
		14,001,496
Food Products - 0.3%
Kellogg Co.	60,317	3,918,795
Household Products - 1.4%
Procter & Gamble Co.	185,652	15,429,538
Tobacco - 4.0%
British American Tobacco PLC sponsored ADR	116,731	13,823,285
Lorillard, Inc.	210,944	12,593,357
Philip Morris International, Inc.	127,529	10,913,932
Reynolds American, Inc.	106,700	6,238,749
		43,569,323
TOTAL CONSUMER STAPLES		109,157,765
ENERGY - 10.6%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	57,845	4,299,619
Ensco PLC Class A	62,750	3,167,620
National Oilwell Varco, Inc.	35,332	3,053,745
Oceaneering International, Inc.	15,400	1,071,224
Schlumberger Ltd.	50,105	5,493,512
		17,085,720
Oil, Gas & Consumable Fuels - 9.0%
Amyris, Inc. (a)(d)	549,673	2,319,620
Anadarko Petroleum Corp.	18,800	2,118,572
Apache Corp.	118,310	12,047,507
BG Group PLC	556,193	11,086,917
Canadian Natural Resources Ltd.	164,250	7,158,841
Chevron Corp.	156,707	20,285,721
Exxon Mobil Corp.	37,798	3,759,389
Imperial Oil Ltd.	124,600	6,630,512
Markwest Energy Partners LP	40,100	3,197,173
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	83,475	$ 8,658,862
Peabody Energy Corp.	140,432	2,230,060
Suncor Energy, Inc.	274,600	11,271,404
The Williams Companies, Inc.	146,425	8,703,502
		99,468,080
TOTAL ENERGY		116,553,800
FINANCIALS - 19.6%
Banks - 11.3%
Bank of America Corp.	1,356,300	21,822,867
Citigroup, Inc.	470,797	24,316,665
JPMorgan Chase & Co.	726,773	43,206,655
PNC Financial Services Group, Inc.	40,985	3,473,479
Standard Chartered PLC (United Kingdom)	476,041	9,586,333
SunTrust Banks, Inc.	149,608	5,697,073
U.S. Bancorp	128,865	5,448,412
Wells Fargo & Co.	203,694	10,478,019
		124,029,503
Capital Markets - 4.2%
BlackRock, Inc. Class A	4,300	1,421,279
Charles Schwab Corp.	261,753	7,462,578
E*TRADE Financial Corp. (a)	69,585	1,548,962
Goldman Sachs Group, Inc.	6,000	1,074,660
KKR & Co. LP	135,536	3,183,741
Morgan Stanley	305,743	10,490,042
Northern Trust Corp.	86,886	6,025,544
State Street Corp.	182,958	13,178,465
The Blackstone Group LP	37,300	1,250,669
		45,635,940
Diversified Financial Services - 0.5%
IntercontinentalExchange Group, Inc.	4,800	907,200
KKR Renaissance Co-Invest LP unit (a)(e)	29,500	5,044,500
		5,951,700
Insurance - 2.6%
AIA Group Ltd.	12,600	68,771
American International Group, Inc.	139,807	7,837,580
Genworth Financial, Inc. Class A (a)	283,301	4,020,041
Lincoln National Corp.	68,536	3,772,221
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	209,385	$ 11,461,735
Principal Financial Group, Inc.	28,600	1,552,694
		28,713,042
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	254,092	2,141,996
Radian Group, Inc. (d)	606,968	8,837,454
		10,979,450
TOTAL FINANCIALS		215,309,635
HEALTH CARE - 11.8%
Biotechnology - 3.3%
Aegerion Pharmaceuticals, Inc. (a)	9,598	293,219
Alnylam Pharmaceuticals, Inc. (a)	11,400	794,238
Amgen, Inc.	84,547	11,784,161
BioCryst Pharmaceuticals, Inc. (a)	112,404	1,517,454
Biogen Idec, Inc. (a)	8,100	2,778,624
Clovis Oncology, Inc. (a)	79,500	3,781,020
Discovery Laboratories, Inc. (a)	349,068	635,304
Insmed, Inc. (a)	27,564	383,967
Intercept Pharmaceuticals, Inc. (a)	37,431	10,844,509
MEI Pharma, Inc. (a)	290,603	2,115,590
Synageva BioPharma Corp. (a)	8,794	634,663
Ultragenyx Pharmaceutical, Inc.	1,600	85,376
XOMA Corp. (a)	130,907	573,373
		36,221,498
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	75,525	3,190,176
Accuray, Inc. (a)(d)	111,501	907,618
Alere, Inc. (a)	336,568	11,931,336
Boston Scientific Corp. (a)	676,586	8,579,110
St. Jude Medical, Inc.	23,500	1,541,365
Zimmer Holdings, Inc.	19,000	1,886,890
		28,036,495
Health Care Providers & Services - 2.2%
Catamaran Corp. (a)	38,500	1,813,993
China Cord Blood Corp. (a)	86,100	452,025
Community Health Systems, Inc. (a)	83,400	4,526,952
Express Scripts Holding Co. (a)	95,810	7,083,233
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	50,896	$ 9,926,247
Quest Diagnostics, Inc.	13,228	836,142
		24,638,592
Health Care Technology - 0.5%
MedAssets, Inc. (a)	243,635	5,603,605
Pharmaceuticals - 3.2%
AbbVie, Inc.	17,900	989,512
Actavis PLC (a)	15,929	3,615,564
Cardiome Pharma Corp. (a)	73,529	507,350
GlaxoSmithKline PLC sponsored ADR (d)	211,239	10,371,835
Jazz Pharmaceuticals PLC (a)	19,107	3,112,912
Johnson & Johnson	41,463	4,300,957
Novartis AG sponsored ADR	27,911	2,507,524
Teva Pharmaceutical Industries Ltd. sponsored ADR	149,491	7,851,267
TherapeuticsMD, Inc. (a)	98,800	548,340
XenoPort, Inc. (a)	210,196	1,067,796
		34,873,057
TOTAL HEALTH CARE		129,373,247
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	21,380	2,036,017
KEYW Holding Corp. (a)(d)	135,382	1,601,569
Rolls-Royce Group PLC	99,200	1,681,453
The Boeing Co.	63,163	8,009,068
United Technologies Corp.	24,572	2,653,285
		15,981,392
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	32,858	2,242,887
FedEx Corp.	37,100	5,486,348
United Parcel Service, Inc. Class B	104,875	10,207,484
UTi Worldwide, Inc.	74,800	686,664
		18,623,383
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	144,400	5,322,584
Electrical Equipment - 0.4%
AMETEK, Inc.	34,630	1,833,312
Hubbell, Inc. Class B	8,182	989,204
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
OSRAM Licht AG (a)	13,930	$ 582,412
Vestas Wind Systems A/S (a)	23,900	1,005,934
		4,410,862
Industrial Conglomerates - 2.8%
Danaher Corp.	46,708	3,578,300
General Electric Co.	1,067,244	27,726,999
		31,305,299
Machinery - 0.9%
Caterpillar, Inc.	15,533	1,694,184
Deere & Co.	29,900	2,514,291
Ingersoll-Rand PLC	69,083	4,158,797
Terex Corp.	5,800	216,978
Valmont Industries, Inc.	10,196	1,435,087
		10,019,337
Professional Services - 0.7%
Acacia Research Corp. (d)	187,737	3,339,841
Bureau Veritas SA	75,200	1,786,467
Exova Group Ltd. PLC (a)	89,300	286,125
Verisk Analytics, Inc. (a)	34,700	2,227,393
		7,639,826
Road & Rail - 1.9%
CSX Corp.	376,401	11,634,555
J.B. Hunt Transport Services, Inc.	45,800	3,460,190
Kansas City Southern	16,300	1,880,368
Norfolk Southern Corp.	32,458	3,473,006
		20,448,119
TOTAL INDUSTRIALS		113,750,802
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.2%
Cisco Systems, Inc.	657,754	16,437,272
QUALCOMM, Inc.	99,950	7,606,195
		24,043,467
Internet Software & Services - 3.5%
Cornerstone OnDemand, Inc. (a)	33,100	1,239,264
Facebook, Inc. Class A (a)	1,760	131,683
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	27,356	$ 15,931,040
Class C (a)	22,156	12,664,370
Yahoo!, Inc. (a)	217,434	8,373,383
		38,339,740
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A (a)	134,684	6,159,099
Fidelity National Information Services, Inc.	40,824	2,316,762
IBM Corp.	32,081	6,169,176
MasterCard, Inc. Class A	113,900	8,634,759
Paychex, Inc.	136,422	5,681,976
Quindell PLC	323,853	913,996
The Western Union Co.	73,912	1,291,243
Unisys Corp. (a)	173,362	4,058,404
Visa, Inc. Class A	46,780	9,941,686
		45,167,101
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	336,729	7,780,124
Avago Technologies Ltd.	5,700	467,913
Broadcom Corp. Class A	329,225	12,964,881
		21,212,918
Software - 4.7%
Adobe Systems, Inc. (a)	45,910	3,300,929
Autodesk, Inc. (a)	109,881	5,894,017
Concur Technologies, Inc. (a)(d)	15,974	1,603,470
Imperva, Inc. (a)	18,682	543,833
Intuit, Inc.	4,600	382,628
Microsoft Corp.	642,154	29,173,056
Oracle Corp.	121,450	5,043,819
Parametric Technology Corp. (a)	62,082	2,401,953
salesforce.com, Inc. (a)	50,950	3,010,636
		51,354,341
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	403,921	41,401,903
EMC Corp.	227,420	6,715,713
First Data Holdings, Inc. Class B (e)	649,981	2,599,924
		50,717,540
TOTAL INFORMATION TECHNOLOGY		230,835,107
Common Stocks - continued
	Shares	Value
MATERIALS - 2.8%
Chemicals - 2.2%
Airgas, Inc.	44,337	$ 4,893,918
E.I. du Pont de Nemours & Co.	30,615	2,023,958
FMC Corp.	30,600	2,023,884
Intrepid Potash, Inc. (a)(d)	67,460	1,034,162
Johnson Matthey PLC	34,800	1,824,478
Monsanto Co.	70,117	8,109,031
Potash Corp. of Saskatchewan, Inc.	37,800	1,327,676
Syngenta AG (Switzerland)	8,787	3,155,975
		24,393,082
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	186,800	6,793,916
TOTAL MATERIALS		31,186,998
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	405,884	20,221,141
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	88,986	758,594
TOTAL COMMON STOCKS (Cost $860,634,381)		1,059,441,871
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
NJOY, Inc. Series C (a)(e) (Cost $271,645)	33,607	568,835
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	$ 506,905
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	40,742,762	40,742,762
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	20,915,342	20,915,342
TOTAL MONEY MARKET FUNDS (Cost $61,658,104)		61,658,104
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $923,169,130)		1,122,175,715
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(22,363,626)
NET ASSETS - 100%		$ 1,099,812,089
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,175,790 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 2,599,924
KKR Renaissance Co-Invest LP unit	7/25/13	$ 3,112,250
NJOY, Inc.	9/11/13 - 10/24/13	$ 936,852
NJOY, Inc. Series C	6/7/13	$ 271,645
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,089
Fidelity Securities Lending Cash Central Fund	252,181
Total	$ 269,270
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 92,863,617	$ 90,332,251	$ -	$ 2,531,366
Consumer Staples	109,157,765	105,299,532	3,858,233	-
Energy	116,553,800	105,466,883	11,086,917	-
Financials	215,309,635	210,265,135	-	5,044,500
Health Care	129,373,247	129,373,247	-	-
Industrials	113,750,802	113,750,802	-	-
Information Technology	230,835,107	228,235,183	-	2,599,924
Materials	31,186,998	28,031,023	3,155,975	-
Telecommunicat- ion Services	20,221,141	20,221,141	-	-
Utilities	758,594	758,594	-	-
Corporate Bonds	506,905	-	506,905	-
Money Market Funds	61,658,104	61,658,104	-	-
Total Investments in Securities:	$ 1,122,175,715	$ 1,093,391,895	$ 18,608,030	$ 10,175,790
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $925,885,589. Net unrealized appreciation aggregated $196,290,126, of which $212,850,830 related to appreciated investment securities and $16,560,704 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

August 31, 2014

1.805767.110

REHI-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.2%
		Principal Amount (c)	Value
Healthcare - 1.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		$ 2,080,000	$ 2,194,400
7.75% 2/15/19		2,725,000	2,881,688
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (d)		311,000	321,260
5.875% 3/15/24		1,790,000	1,879,500
6.75% 10/15/22		1,230,000	1,325,325
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,000,000	2,025,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,441,741
			14,068,914
Homebuilders/Real Estate - 2.1%
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,357,085
DDR Corp.:
7.5% 4/1/17		214,000	244,763
7.875% 9/1/20		2,437,000	3,065,322
Developers Diversified Realty Corp. 4.625% 7/15/22		288,000	308,721
HCP, Inc. 3.75% 2/1/16		1,000,000	1,040,574
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,104,783
Howard Hughes Corp. 6.875% 10/1/21 (d)		1,715,000	1,815,756
Hunt Companies, Inc. 9.625% 3/1/21 (d)		4,235,000	4,467,925
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,036,600
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)		1,170,000	1,170,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,112,174
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,160,000
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,057,936
Wrightwood Capital LLC 1.9% 4/20/20 (b)		27,602	125,039
			20,066,678
Hotels - 1.6%
FelCor Lodging LP:
5.625% 3/1/23		755,000	764,438
6.75% 6/1/19		3,000,000	3,165,000
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	955,906
5.875% 6/15/19		450,000	478,531
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Hotels - continued
Host Hotels & Resorts LP: - continued
6% 11/1/20		$ 805,000	$ 874,905
Times Square Hotel Trust 8.528% 8/1/26 (d)		6,822,106	8,622,693
			14,861,473
TOTAL NONCONVERTIBLE BONDS (Cost $44,702,474)			48,997,065
Asset-Backed Securities - 4.2%

Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.2477% 6/26/34 (d)(e)		73,793	5,720
Capital Trust RE CDO Ltd.:
Series 2005-1A:
Class D, 1.6555% 3/20/50 (d)(e)		750,000	75
Class E, 2.2555% 3/20/50 (d)(e)		3,000,000	300
Series 2005-3A Class B, 5.267% 6/25/35 (d)		2,138,283	2,156,459
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4821% 4/7/52 (d)(e)		261,939	261,415
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		5,931,881	5,249,715
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		1,531,270	1,538,161
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		589,486	23,579
Series 2004-1A Class H1, 3.9251% 1/28/40 (d)(e)		2,555,041	256
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6031% 11/28/39 (d)(e)		1,118,618	112
Class F, 5.1031% 11/28/39 (d)(e)		1,212,961	121
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.905% 6/25/35 (e)(g)		117,067	2,791
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.805% 9/25/46 (d)(e)		1,580,000	1,485,200
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.705% 8/26/30 (d)(e)		67,083	66,245
Class E, 2.155% 8/26/30 (d)(e)		1,055,000	722,675
Invitation Homes Trust Series 2014-SFR1 Class E, 3.4062% 6/17/31 (d)(e)		2,500,000	2,429,688
Merit Securities Corp. Series 13 Class M1, 7.7038% 12/28/33 (e)		1,665,000	1,768,338
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.415% 2/25/47 (d)(e)		$ 1,320,388	$ 1,297,678
Class A2, 0.445% 2/25/47 (d)(e)		4,280,000	4,141,756
Class H, 1.625% 2/25/47 (d)(e)		1,005,000	856,763
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (d)		910,181	928,385
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		264,751	166,132
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.105% 9/25/46 (d)(e)		1,190,000	303,450
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.8881% 2/5/36 (d)(e)		2,502,799	250
Class E, 4.7381% 2/5/36 (d)(e)		746,731	75
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7381% 12/5/36 (d)(e)		4,418,095	442
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7326% 9/25/26 (d)(e)		4,815,000	3,483,653
Series 2006-1A:
Class B, 0.5926% 9/25/26 (d)(e)		1,500,000	1,482,750
Class C, 0.7626% 9/25/26 (d)(e)		3,740,000	3,677,168
Class D, 0.8626% 9/25/26 (d)(e)		1,230,000	1,178,463
Class E, 0.9626% 9/25/26 (d)(e)		1,320,000	1,258,356
Class F, 1.3826% 9/25/26 (d)(e)		1,601,000	1,503,019
Class G, 1.5826% 9/25/26 (d)(e)		576,000	535,738
Class J, 2.9826% 9/25/26 (d)(e)		500,000	461,650
Class K, 3.4826% 9/25/26 (d)(e)		805,000	739,393
Class L, 4.2326% 9/25/26 (d)(e)		500,000	458,150
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.5544% 11/21/40 (d)(e)		866,759	819,087
TOTAL ASSET-BACKED SECURITIES (Cost $50,054,176)			39,003,208
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 1.6%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(e)		493,841	118,880
Class B4, 6.61% 7/25/32 (d)(e)		233,581	15,912
Series 2002-R2 Class 2B4, 3.6707% 7/25/33 (d)(e)		93,162	12,059
Series 2002-R3 Class B3, 5.75% 8/25/43 (d)		275,174	1,933
Series 2003-50 Class B4, 5% 11/25/18 (d)		48,784	3,185
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-R1:
Class 2B4, 3.1812% 2/25/43 (d)(e)		$ 68,013	$ 24,070
Class 2B5, 3.1812% 2/25/43 (d)(e)		185,345	17,985
Series 2004-R1 Class 1B3, 4.9328% 11/25/34 (d)(e)		32,785	1,191
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.748% 9/25/19 (d)(e)		21,781	173
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		95,206	68,943
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3582% 12/25/46 (d)(e)		6,045,000	6,676,122
Series 2010-K7 Class B, 5.4346% 4/25/20 (d)(e)		5,000,000	5,629,145
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		1,418,377	1,481,627
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 6.928% 2/19/30 (d)(e)		185,806	31,508
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.107% 6/10/35 (d)(e)		263,277	290,305
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.657% 12/10/35 (d)(e)		111,168	25,905
Series 2004-A:
Class B7, 4.407% 2/10/36 (d)(e)		124,008	35,419
Class B9, 9.157% 2/10/36 (d)(e)		201,885	37,899
Series 2004-B:
Class B8, 4.907% 2/10/36 (d)(e)		108,774	29,911
Class B9, 8.407% 2/10/36 (d)(e)		184,603	50,186
Series 2004-C:
Class B7, 3.657% 9/10/36 (d)(e)		674,209	145,935
Class B8, 4.407% 9/10/36 (d)(e)		600,367	71,744
Class B9, 7.157% 9/10/36 (d)(e)		73,806	789
TOTAL PRIVATE SPONSOR			14,770,826
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		316,659	99,333
Class B4, 6.9757% 9/25/41 (g)		146,624	19,544
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.1652% 2/25/42 (d)(e)		84,269	47,193
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2002-W1 subordinate REMIC pass thru certificates: - continued
Class 3B5, 3.1652% 2/25/42 (d)(e)		$ 66,056	$ 11,673
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.1655% 1/25/42 (d)(e)		67,644	27,018
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.5354% 12/25/42 (e)(g)		1,305,903	162,534
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.1002% 6/25/43 (e)(g)		248,261	80,203
Class 2B5, 3.1002% 6/25/43 (e)(g)		175,290	24,452
TOTAL U.S. GOVERNMENT AGENCY			471,950
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,757,772)			15,242,776
Commercial Mortgage Securities - 74.6%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,411,397
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,408,271
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (d)(e)		5,000,000	4,799,336
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (e)		3,070,000	3,131,793
Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,328,356
Series 2005-1 Class CJ, 5.2899% 11/10/42 (e)		4,020,000	4,091,198
Series 2005-4 Class H, 5.1956% 7/10/45 (d)(e)		525,000	76,964
Series 2005-5 Class D, 5.2145% 10/10/45 (e)		2,250,000	2,274,347
Series 2005-6 Class AJ, 5.1768% 9/10/47 (e)		2,000,000	2,090,574
Series 2008-1 Class D, 6.2771% 2/10/51 (d)(e)		1,970,000	1,696,736
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.155% 3/15/22 (d)(e)		860,989	758,656
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4326% 3/11/39 (e)		3,175,000	3,270,336
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.5723% 4/12/38 (e)		2,007,000	2,119,474
Series 1999-C1 Class I, 5.64% 2/14/31 (d)		2,285,542	2,262,186
Series 2006-T22 Class B, 5.5723% 4/12/38 (d)(e)		1,370,000	1,455,613
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class K, 1.355% 3/15/22 (d)(e)		$ 1,720,000	$ 1,636,125
Class L, 2.055% 3/15/22 (d)(e)		3,980,125	3,327,728
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		5,225,150	5,574,190
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		50,277	32,846
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 0.402% 10/25/22 (d)(e)		33,367	27,688
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.905% 8/15/26 (d)(e)		1,750,000	1,752,086
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.559% 12/15/47 (d)(e)		2,200,000	2,514,096
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.641% 6/15/31 (d)(e)		2,431,000	2,305,074
Class YTC3, 2.641% 6/15/31 (d)(e)		874,000	810,111
Series 2014-FL1, 2.641% 6/15/31 (d)(e)		2,431,000	2,351,020
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (d)		3,300,000	3,548,309
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,329,253	2,620,262
Citigroup Commercial Mortgage Trust Series 2013-GC15:
Class C, 5.1067% 9/10/46 (e)		2,000,000	2,151,440
Class D, 5.1067% 9/10/46 (d)(e)		4,860,000	4,784,432
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		4,000,000	3,172,600
Series 2012-CR5 Class D, 4.3353% 12/10/45 (d)(e)		1,550,000	1,523,214
Series 2013-CR10:
Class C, 4.958% 8/10/46 (d)(e)		1,310,000	1,372,189
Class D, 4.958% 8/10/46 (d)(e)		3,910,000	3,825,106
Series 2013-CR12 Class D, 5.0857% 10/10/46 (d)(e)		4,028,000	3,921,886
Series 2013-CR9 Class D, 4.26% 7/10/45 (d)(e)		3,596,000	3,338,016
Series 2013-LC6 Class D, 4.2888% 1/10/46 (d)(e)		5,429,000	5,122,186
Series 2014-CR15 Class D, 4.7683% 2/10/47 (d)(e)		1,273,000	1,212,368
Series 2014-CR17 Class D, 4.7999% 5/10/47 (d)(e)		2,720,000	2,590,724
Series 2014-UBS2 Class D, 5.0159% 3/10/47 (d)(e)		4,146,000	3,960,989
COMM Mortgage Trust pass-thru certificates Series 2001-J2A Class F, 7.142% 7/16/34 (d)(e)		1,583,000	1,773,685
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (d)		$ 8,343,497	$ 7,979,938
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,887,815
Class H, 6% 11/17/32		2,973,793	2,897,361
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.249% 6/10/44 (e)		5,875,000	5,971,021
Series 2005-C6 Class AJ, 5.209% 6/10/44 (e)		4,500,000	4,637,808
Series 2012-CR1:
Class C, 5.3674% 5/15/45 (e)		2,060,000	2,275,091
Class D, 5.3674% 5/15/45 (d)(e)		6,334,000	6,510,275
Series 2012-CR2:
Class E, 4.8576% 8/15/45 (d)(e)		6,370,000	6,350,616
Class F, 4.25% 8/15/45 (d)		7,900,000	6,835,957
Series 2012-LC4:
Class C, 5.6472% 12/10/44 (e)		1,534,000	1,720,120
Class D, 5.6472% 12/10/44 (d)(e)		5,406,000	5,656,287
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (d)		7,966,233	8,674,248
Class H, 6% 5/17/40 (d)		2,501,055	2,035,668
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		5,345,742	5,524,472
Class G, 6.75% 11/15/30 (d)		1,065,000	1,144,416
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		6,272	6,272
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		3,138,778	3,166,553
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.055% 2/15/22 (d)(e)		2,369,829	454,247
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5572% 11/10/46 (d)(e)		1,000,000	1,084,533
Class E, 5.5572% 11/10/46 (d)(e)		4,940,000	5,315,237
Class F, 5.5572% 11/10/46 (d)(e)		7,130,000	6,886,810
Class G, 4.652% 11/10/46 (d)		8,160,000	7,072,525
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		272,629	272,421
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		2,359,147	2,381,330
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		1,600,000	1,816,472
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.7903% 1/25/43 (e)(f)		5,370,000	836,667
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac: - continued
Series KAIV Class X2, 3.6147% 6/25/46 (e)(f)		$ 2,780,000	$ 538,862
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1925% 9/25/45 (d)(e)		2,300,000	2,528,176
Series 2011-K10 Class B, 4.6154% 11/25/49 (d)(e)		1,650,000	1,769,015
Series 2011-K11 Class B, 4.4207% 12/25/48 (d)(e)		3,190,000	3,370,631
GCCFC Commercial Mortgage Trust Series 2005-GG3:
Class B, 4.894% 8/10/42 (e)		1,090,000	1,102,725
Class J, 4.685% 8/10/42 (d)(e)		900,000	6,531
Class K, 4.685% 8/10/42 (d)(e)		754,721	1,419
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1583% 7/10/45 (d)(e)		2,277,000	1,540,144
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	2,145,906
Series 1997-C2:
Class G, 6.75% 4/15/29 (e)		2,320,956	2,512,546
Class H, 6.75% 4/15/29 (e)		6,130,384	3,874,769
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	6,193,782
Series 1999-C3 Class K, 6.974% 8/15/36 (d)		85,105	82,994
Series 2000-C1 Class K, 7% 3/15/33		30,281	30,557
GP Portfolio Trust Series 2014-GPP:
Class D, 2.902% 2/15/27 (d)(e)		1,441,000	1,442,448
Class E, 4.002% 2/15/27 (d)(e)		705,000	705,702
GS Mortgage Securities Corp. II:
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		420,000	77,652
Class K, 5.067% 8/10/38 (d)(e)		720,000	61,172
Series 2010-C1:
Class D, 6.0259% 8/10/43 (d)(e)		4,985,000	5,469,532
Class E, 4% 8/10/43 (d)		5,951,000	5,261,577
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2235% 12/10/43 (d)(e)		4,100,000	4,281,405
Series 2011-GC5:
Class C, 5.307% 8/10/44 (d)(e)		7,010,000	7,707,782
Class D, 5.307% 8/10/44 (d)(e)		2,720,000	2,844,875
Class E, 5.307% 8/10/44 (d)(e)		966,000	904,252
Class F, 4.5% 8/10/44 (d)		2,135,000	1,643,310
Series 2012-GC6I Class F, 5% 1/10/45 (e)		1,810,000	1,449,448
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (e)		5,830,000	6,508,948
Class D, 5.7228% 5/10/45 (d)(e)		6,042,000	6,373,749
Class E, 5% 5/10/45 (d)		6,263,000	5,812,091
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (d)(e)		1,389,000	1,378,006
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Trust: - continued
Series 2013-GC12 Class D, 4.4789% 6/10/46 (d)(e)		$ 1,043,000	$ 991,791
Series 2013-GC13 Class D, 4.0716% 7/10/46 (d)(e)		5,214,000	4,778,198
Series 2013-GC16:
Class D, 5.323% 11/10/46 (d)(e)		3,220,000	3,225,781
Class F, 3.5% 11/10/46 (d)		2,037,000	1,534,676
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4% 7/15/29 (d)(e)		2,884,000	2,885,814
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (d)(e)		8,062,000	8,249,900
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.7138% 9/15/47 (d)		2,472,000	2,217,864
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(e)		2,000,000	1,998,168
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (d)		2,110,000	2,297,406
Series 2003-C1:
Class D, 5.192% 1/12/37		908,603	910,052
Class F, 5.9824% 1/12/37 (d)(e)		805,000	809,641
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (d)(e)		2,260,000	2,806,610
Class D, 7.4453% 12/5/27 (d)(e)		10,670,000	12,986,651
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (d)		3,590,000	3,770,601
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		4,170,000	4,726,820
Series 2012-CBX:
Class C, 5.1849% 6/15/45 (e)		1,480,000	1,614,498
Class D, 5.1849% 6/16/45 (d)(e)		4,050,000	4,315,526
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWMZ Class M, 6.155% 4/15/18 (d)(e)		836,012	840,874
Series 2013-JWRZ Class E, 3.895% 4/15/30 (d)(e)		2,430,000	2,425,958
Series 2014-FBLU Class E, 3.652% 12/15/28 (d)(e)		5,103,000	5,104,925
Series 2014-INN:
Class E, 3.752% 6/15/29 (d)(e)		3,082,000	3,070,859
Class F, 4.152% 6/15/29 (d)(e)		3,499,000	3,490,669
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,162,793
Series 2005-LDP2 Class C, 4.911% 7/15/42 (e)		3,275,000	3,294,336
Series 2005-LDP5:
Class AJ, 5.3582% 12/15/44 (e)		2,020,000	2,102,164
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2005-LDP5: - continued
Class B, 5.3922% 12/15/44 (e)		$ 1,500,000	$ 1,550,533
Series 2005-PRKS Class A, 9.7496% 1/15/15 (d)(e)		2,346,502	2,396,952
Series 2010-C2:
Class D, 5.5082% 11/15/43 (d)(e)		3,120,000	3,432,777
Class XB, 0.66% 11/15/43 (d)(e)(f)		26,860,000	1,056,877
Series 2011-C4:
Class E, 5.3966% 7/15/46 (d)(e)		6,160,000	6,651,482
Class F, 3.873% 7/15/46 (d)		555,000	499,370
Class H, 3.873% 7/15/46 (d)		3,221,000	2,232,455
Class TAC2, 7.99% 7/15/46 (d)		3,196,000	3,437,343
Series 2011-C5:
Class C, 5.3229% 8/15/46 (d)(e)		5,803,234	6,442,228
Class D, 5.3229% 8/15/46 (d)(e)		2,000,000	2,110,656
Series 2014-DSTY Class E, 3.9314% 6/10/27 (d)(e)		4,116,000	3,756,842
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (d)		1,065,189	980,123
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,648,977	1,097,277
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		117,617	117,714
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e)		20,353	14,400
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		7,880,000	8,034,038
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (e)		8,400,000	8,714,110
Class AM, 5.263% 11/15/40 (e)		938,000	982,153
Series 2006-C6:
Class A4, 5.372% 9/15/39		3,000,000	3,220,230
Class AM, 5.413% 9/15/39		5,000,000	5,387,660
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,250,240
Series 2004-C7 Class E, 4.918% 10/15/36		1,733,000	1,739,549
Series 2005-C1 Class E, 4.924% 2/15/40		4,636,000	4,667,386
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		5,260,000	5,370,428
Series 2005-C7 Class C, 5.35% 11/15/40 (e)		1,900,000	1,963,460
Series 2006-C4:
Class AJ, 5.8534% 6/15/38 (e)		6,665,000	6,986,460
Class AM, 5.8534% 6/15/38 (e)		3,840,000	4,122,674
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.2645% 6/25/43 (d)(e)		$ 817,477	$ 819,116
Class D, 5.2645% 6/25/43 (d)(e)		2,059,000	2,083,557
Series 2014-2:
Class D, 5.2187% 1/20/41 (d)(e)		1,228,000	1,165,426
Class E, 5.2187% 1/20/41 (d)(e)		1,913,000	1,608,950
Mach One Trust LLC Series 2004-1A:
Class H, 6.295% 5/28/40 (d)(e)		1,320,000	1,356,300
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	1,204,945
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	1,226,400
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	495,931
Class G, 4.384% 7/12/37	CAD	275,000	245,514
Class H, 4.384% 7/12/37	CAD	184,000	162,949
Class J, 4.384% 7/12/37	CAD	275,000	241,587
Class K, 4.384% 7/12/37	CAD	275,000	239,661
Class L, 4.384% 7/12/37	CAD	184,000	159,083
Class M, 4.384% 7/12/37	CAD	772,000	636,309
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	714,780
Class G, 4.525% 11/12/37 (e)	CAD	846,000	733,118
Class H, 4.525% 11/12/37 (e)	CAD	235,000	198,255
Class J, 4.525% 11/12/37 (e)	CAD	248,000	202,330
Class K, 4.525% 11/12/37 (e)	CAD	261,000	208,621
Class L, 4.525% 11/12/37 (e)	CAD	248,000	194,234
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	1,386,936
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		2,529,676	2,532,434
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		276,352	198,421
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3668% 1/12/44 (e)		1,440,000	1,505,501
Series 2002-MW1 Class H, 5.695% 7/12/34 (d)		211,101	211,803
Series 2004-MKB1 Class F, 5.9514% 2/12/42 (d)(e)		146,225	146,417
Series 2006-C1:
Class AJ, 5.6733% 5/12/39 (e)		3,440,000	3,471,744
Class AM, 5.6733% 5/12/39 (e)		700,000	744,932
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (d)		9,924	9,924
Series 2004-C2 Class A, 5.318% 10/15/40 (d)		579,002	579,002
Series 2004-C1 Class IO, 8.7209% 1/15/37 (d)(e)(f)		60,557	1,847
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust: - continued
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		$ 1,074,000	$ 107
Class E, 8.309% 10/15/40 (d)		441,000	44
Class F, 10.223% 10/15/40 (d)		121,619	12
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6625% 11/15/45 (d)(e)		4,361,000	4,433,074
Series 2013-C12 Class D, 4.935% 10/15/46 (d)		4,000,000	3,832,416
Series 2013-C13 Class D, 4.8959% 11/15/46 (d)(e)		3,975,000	3,854,267
Series 2013-C7:
Class D, 4.3026% 2/15/46 (d)(e)		4,540,000	4,245,254
Class E, 4.3026% 2/15/46 (d)(e)		1,580,000	1,367,204
Series 2013-C8 Class D, 4.1715% 12/15/48 (d)(e)		2,260,000	2,096,318
Series 2013-C9:
Class C, 4.0716% 5/15/46 (e)		3,070,000	3,040,362
Class D, 4.1596% 5/15/46 (d)(e)		5,300,000	4,887,740
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.585% 7/15/19 (d)(e)		2,609,698	2,572,252
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,995,480
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,181,793
Series 2012-C4 Class E, 5.5252% 3/15/45 (d)(e)		3,800,000	3,891,348
Series 1997-RR:
Class F, 7.431% 4/30/39 (d)(e)		476,878	501,914
Class G1, 7.431% 4/30/39 (d)(e)		893,865	111,733
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		367,023	374,940
Class G, 7.35% 7/15/32 (d)		1,483,169	1,346,633
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	1,828,778
Class N, 6.54% 3/15/32 (d)		305,233	52,592
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		674,916	685,750
Class N, 5.91% 11/15/31 (d)		1,600,000	1,601,630
Class O, 5.91% 11/15/31 (d)		1,343,575	481,411
Series 2004-IQ7 Class G, 5.232% 6/15/38 (d)(e)		1,140,000	1,203,959
Series 2005-HQ5 Class B, 5.272% 1/14/42		6,890,000	6,985,261
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,378,705
Series 2011-C1:
Class C, 5.2515% 9/15/47 (d)(e)		2,050,000	2,264,962
Class D, 5.2515% 9/15/47 (d)(e)		10,522,000	11,499,399
Class E, 5.2515% 9/15/47 (d)(e)		1,500,000	1,569,496
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2:
Class D, 5.3048% 6/15/44 (d)(e)		$ 3,830,000	$ 4,124,240
Class E, 5.3048% 6/15/44 (d)(e)		4,900,000	5,130,315
Class F, 5.3048% 6/15/44 (d)(e)		3,620,000	3,405,450
Series 2011-C3:
Class C, 5.1828% 7/15/49 (d)(e)		1,920,000	2,087,668
Class D, 5.1828% 7/15/49 (d)(e)		7,530,000	7,958,713
Class E, 5.1828% 7/15/49 (d)(e)		2,630,000	2,744,947
Series 2012-C4 Class D, 5.5252% 3/15/45 (d)(e)		1,950,000	2,090,129
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		469,326	471,645
Series 2001-TOP3 Class E, 7.5032% 7/15/33 (d)(e)		1,130,000	1,300,800
Series 2003-TOP9 Class E, 5.434% 11/13/36 (d)(e)		630,000	630,304
Motel 6 Trust Series 2012-MTL6 Class D, 3.7812% 10/5/25 (d)		2,000,000	2,017,990
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (d)		1,378,000	1,522,204
Class D, 6.45% 1/22/26 (d)		3,660,000	4,023,179
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,544,028	3,250,250
RBSCF Trust Series 2010-MB1 Class D, 4.8446% 4/15/24 (d)(e)		5,717,000	5,795,306
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	1,058,585
Class G, 4.456% 9/12/38 (d)	CAD	585,000	519,861
Class H, 4.456% 9/12/38 (d)	CAD	390,000	340,422
Class J, 4.456% 9/12/38 (d)	CAD	390,000	326,426
Class K, 4.456% 9/12/38 (d)	CAD	195,000	156,694
Class L, 4.456% 9/12/38 (d)	CAD	281,000	208,686
Class M, 4.456% 9/12/38 (g)	CAD	1,134,647	683,324
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,358,219
Class G, 4.57% 4/12/23	CAD	505,000	442,062
Class H, 4.57% 4/12/23	CAD	505,000	431,700
Class J, 4.57% 4/12/23	CAD	505,000	421,635
Class K, 4.57% 4/12/23	CAD	253,000	206,339
Class L, 4.57% 4/12/23	CAD	757,000	603,156
Class M, 4.57% 4/12/23	CAD	1,864,935	1,166,198
SCG Trust Series 2013-SRP1 Class D, 3.4957% 11/15/26 (d)(e)		4,190,000	4,077,008
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.56% 8/15/39 (e)		$ 3,150,000	$ 3,291,237
Series 2007-C4 Class F, 5.56% 8/15/39 (e)		5,345,000	4,431,219
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,614,917
UBS Commercial Mortgage Trust:
Series 2007-FL1 Class G, 0.73% 7/15/24 (d)(e)		2,500,000	2,441,873
Series 2012-C1 Class D, 5.5348% 5/10/45 (d)(e)		3,338,000	3,437,155
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(e)		1,550,000	1,491,737
Series 2012-WRM Class C, 4.238% 6/10/30 (d)(e)		1,000,000	990,826
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (d)(e)		1,794,000	2,099,497
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		1,330,000	1,542,884
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		1,588,722	1,589,523
Series 2004-C11:
Class D, 5.3615% 1/15/41 (e)		2,720,000	2,781,365
Class E, 5.4115% 1/15/41 (e)		2,465,000	2,528,414
Series 2004-C12 Class D, 5.4293% 7/15/41 (e)		974,556	976,655
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (d)(e)(f)		26,055,541	813,949
Series 2012-LC5 Class D, 4.7782% 10/15/45 (d)(e)		6,749,000	6,729,934
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)		1,502,600	1,263,536
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		2,240,000	2,466,760
Class D, 5.5498% 3/15/44 (d)(e)		1,370,000	1,459,610
Class E, 5% 3/15/44 (d)		1,510,000	1,395,711
Series 2011-C4:
Class D, 5.2455% 6/15/44 (d)(e)		1,940,000	2,089,774
Class E, 5.2455% 6/15/44 (d)(e)		2,050,000	2,130,350
Series 2011-C5:
Class C, 5.6352% 11/15/44 (d)(e)		1,670,000	1,878,543
Class D, 5.6352% 11/15/44 (d)(e)		3,575,000	3,923,909
Class F, 5.25% 11/15/44 (d)(e)		4,587,000	4,226,636
Series 2012-C10:
Class D, 4.4589% 12/15/45 (d)(e)		2,130,000	2,053,435
Class E, 4.4589% 12/15/45 (d)(e)		5,765,000	4,946,318
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2012-C6 Class D, 5.5621% 4/15/45 (d)(e)		$ 3,250,000	$ 3,426,023
Series 2012-C7:
Class C, 4.8462% 6/15/45 (e)		3,793,000	4,043,668
Class F, 4.5% 6/15/45 (d)		1,765,000	1,529,448
Class G, 4.5% 6/15/45 (d)		3,450,000	2,571,113
Series 2012-C8 Class D, 4.877% 8/15/45 (d)(e)		1,000,000	1,043,040
Series 2013-C11:
Class D, 4.1828% 3/15/45 (d)(e)		2,000,000	1,907,960
Class E, 4.1828% 3/15/45 (d)(e)		6,000,000	5,050,014
Series 2013-C13 Class D, 4.2791% 5/15/45 (d)(e)		1,800,000	1,681,373
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $641,421,531)			698,638,487
Preferred Stocks - 6.2%
	Shares
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,748,000
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%	85,000	2,146,250
TOTAL CONVERTIBLE PREFERRED STOCKS		3,894,250
Nonconvertible Preferred Stocks - 5.8%
Homebuilders/Real Estate - 5.6%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	2,032,640
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,757,598
Series C, 7.625%	48,000	1,189,440
Series D, 7.50%	34,028	835,387
CBL & Associates Properties, Inc.:
Series D, 7.375%	129,000	3,316,590
Series E, 6.625%	110,000	2,736,800
Cedar Shopping Centers, Inc. Series B, 7.25%	30,000	765,000
CenterPoint Properties Trust Series D, 5.377%	1,934	1,411,820
Corporate Office Properties Trust Series L, 7.375%	71,383	1,890,936
CYS Investments, Inc. Series B, 7.50%	102,500	2,420,025
DDR Corp. Series K, 6.25%	90,662	2,251,137
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,534,800
Equity Lifestyle Properties, Inc. Series C, 6.75%	69,828	1,788,295
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
Essex Property Trust, Inc. Series H, 7.125%	61,727	$ 1,659,839
First Potomac Realty Trust 7.75%	80,000	2,067,200
Hersha Hospitality Trust Series B, 8.00%	80,827	2,143,532
PS Business Parks, Inc.:
Series R, 6.875%	34,911	914,668
Series S, 6.45%	152,000	3,907,920
Public Storage:
Series P, 6.50%	72,680	1,911,484
Series R, 6.35%	47,500	1,231,675
Series S, 5.90%	50,000	1,248,000
Realty Income Corp. Series F, 6.625%	80,000	2,102,400
Regency Centers Corp. Series 6, 6.625%	34,710	927,104
Retail Properties America, Inc. 7.00%	135,649	3,491,605
Stag Industrial, Inc. Series A, 9.00%	60,000	1,659,000
Sun Communities, Inc. Series A, 7.125%	83,599	2,161,034
Taubman Centers, Inc. Series J, 6.50%	66,277	1,676,808
		52,032,737
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,838,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,870,937
TOTAL PREFERRED STOCKS (Cost $55,476,719)		57,765,187
Bank Loan Obligations - 2.5%
	Principal Amount (c)
Diversified Financial Services - 0.3%
Blackstone 9.98% 10/1/17	$ 2,211,868	2,256,106
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	251,813	249,294
		2,505,400
Healthcare - 0.3%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	3,079,180	3,090,727
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (e)	70,000	70,438
		3,161,165
Bank Loan Obligations - continued
	Principal Amount (c)	Value
Homebuilders/Real Estate - 0.6%
CBRE Group, Inc. Tranche B, term loan 2.9058% 3/28/21 (e)	$ 2,408,902	$ 2,384,813
CityCenter 8.74% 7/10/15 (e)	413,418	413,418
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	2,578,521	2,562,406
		5,360,637
Hotels - 1.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	6,394,737	6,370,757
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	5,473,571	5,473,571
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (e)	65,000	65,081
		11,909,409
TOTAL BANK LOAN OBLIGATIONS (Cost $22,919,239)		22,936,611
Preferred Securities - 0.2%

Homebuilders/Real Estate - 0.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	30
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	2,299,580
TOTAL PREFERRED SECURITIES (Cost $5,934,331)		2,299,610
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $57,093,161)	57,093,161	57,093,161
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $893,359,403)		941,976,105
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,934,314)
NET ASSETS - 100%		$ 936,041,791
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $569,764,139 or 60.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,078,453 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 3,207
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41	5/21/03	$ 274,405
Class B4, 6.9757% 9/25/41	11/2/01	$ 3,471
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.5354% 12/25/42	3/25/03	$ 750,352
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.1002% 6/25/43	9/29/03	$ 100,817
Class 2B5, 3.1002% 6/25/43	9/29/03	$ 23,926
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 3.905% 6/25/35	6/3/05	$ 103,227
Real Estate Asset Liquidity Trust Series 2006-2 Class M, 4.456% 9/12/38	10/2/06	$ 344,647
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,237
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 57,765,187	$ 54,605,367	$ 1,748,000	$ 1,411,820
Corporate Bonds	48,997,065	-	48,872,026	125,039
Asset-Backed Securities	39,003,208	-	29,474,863	9,528,345
Collateralized Mortgage Obligations	15,242,776	-	13,786,894	1,455,882
Commercial Mortgage Securities	698,638,487	-	680,145,067	18,493,420
Bank Loan Obligations	22,936,611	-	20,267,087	2,669,524
Preferred Securities	2,299,610	-	-	2,299,610
Money Market Funds	57,093,161	57,093,161	-	-
Total Investments in Securities:	$ 941,976,105	$ 111,698,528	$ 794,293,937	$ 35,983,640
Percentage of Market Value:	100.0%	11.9%	84.3%	3.8%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 15,768,515
Net Realized Gain (Loss) on Investment Securities	(158,446)
Net Unrealized Gain (Loss) on Investment Securities	1,961,378
Cost of Purchases	369,668
Proceeds of Sales	(3,926,366)
Amortization/Accretion	(199,491)
Transfers into Level 3	-
Transfers out of Level 3	(4,286,913)
Ending Balance	$ 9,528,345
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ 1,877,891
Investments in Securities: - continued
Commercial Mortgage Securities
Beginning Balance	$ 30,038,162
Net Realized Gain (Loss) on Investment Securities	(3,107,147)
Net Unrealized Gain (Loss) on Investment Securities	3,434,839
Cost of Purchases	5,747
Proceeds of Sales	(2,582,609)
Amortization/Accretion	1,161,287
Transfers into Level 3	-
Transfers out of Level 3	(10,456,859)
Ending Balance	$ 18,493,420
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ 334,542
Bank Loan Obligations
Beginning Balance	$ 20,753,378
Net Realized Gain (Loss) on Investment Securities	132,272
Net Unrealized Gain (Loss) on Investment Securities	(306,123)
Cost of Purchases	-
Proceeds of Sales	(17,947,538)
Amortization/Accretion	37,535
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,669,524
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ 21,829
Other Investments in Securities
Beginning Balance	$ 6,917,145
Net Realized Gain (Loss) on Investment Securities	(1,667,196)
Net Unrealized Gain (Loss) on Investment Securities	2,098,366
Cost of Purchases	-
Proceeds of Sales	(2,356,489)
Amortization/Accretion	226,271
Transfers into Level 3	74,254
Transfers out of Level 3	-
Ending Balance	$ 5,292,351
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ 258,163

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributed to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $893,278,014. Net unrealized appreciation aggregated $48,698,091, of which $80,116,525 related to appreciated investment securities and $31,418,434 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Funds valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of August 31, 2014, 11% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 08/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 9,528,345	Discounted cash flow	Yield	2.1% - 13.5% / 8.0%	Decrease
		Expected distribution	Recovery rate	0.01%	Increase
Bank Loan Obligations	$ 2,669,524	Discounted cash flow	Yield	2.1% - 8.8% / 3.1%	Decrease
Collateralized Mortgage Obligations	$ 1,455,882	Discounted cash flow	Yield	6.8% - 26.0% / 10.5%	Decrease
		Expected distribution	Recovery rate	17.0%	Increase
Commercial Mortgage Securities	$ 4,750,806	Discounted cash flow	Yield	2.1% - 15% / 8.7%	Decrease
			Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.01%	Increase
		Market comparable	Spread	0.6% - 48.2% / 1.6%	Decrease

Asset Type	Fair Value at 08/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 125,039	Discounted cash flow	Discount rate	20.0%	Decrease
Preferred Securities	$ 2,299,580	Discounted cash flow	Yield	13.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2014

1.805748.110

SO-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 4.3%
Delphi Automotive PLC	719,777	$ 50,082
Tenneco, Inc. (a)	164,524	10,543
TRW Automotive Holdings Corp. (a)	91,400	8,801
		69,426
Automobiles - 3.3%
Bayerische Motoren Werke AG (BMW)	36,387	4,236
General Motors Co.	1,284,836	44,712
Volkswagen AG	18,856	4,224
		53,172
Diversified Consumer Services - 1.0%
Service Corp. International	729,650	16,176
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	227,420	11,255
Wyndham Worldwide Corp.	199,867	16,177
		27,432
Household Durables - 3.2%
Lennar Corp. Class A (d)	424,700	16,640
PulteGroup, Inc.	744,504	14,309
Ryland Group, Inc.	151,400	5,617
Standard Pacific Corp. (a)	1,866,450	15,622
		52,188
Leisure Products - 0.8%
Hasbro, Inc.	266,797	14,048
Media - 1.0%
Omnicom Group, Inc.	120,112	8,649
Regal Entertainment Group Class A (d)	363,100	7,643
		16,292
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	343,641	23,945
GameStop Corp. Class A (d)	751,713	31,722
		55,667
TOTAL CONSUMER DISCRETIONARY		304,401
CONSUMER STAPLES - 5.4%
Beverages - 1.6%
Cott Corp. (d)	3,511,564	26,289
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	237,100	$ 18,838
Food Products - 1.9%
Bunge Ltd.	102,214	8,652
Calavo Growers, Inc.	232,028	9,037
SunOpta, Inc. (a)	984,885	13,089
		30,778
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,810
TOTAL CONSUMER STAPLES		87,715
ENERGY - 4.8%
Energy Equipment & Services - 0.8%
Halliburton Co.	183,600	12,413
Oil, Gas & Consumable Fuels - 4.0%
Denbury Resources, Inc.	1,516,780	26,119
EP Energy Corp. (d)	274,600	5,308
HollyFrontier Corp.	153,000	7,655
The Williams Companies, Inc.	154,500	9,183
Valero Energy Corp.	327,300	17,720
		65,985
TOTAL ENERGY		78,398
FINANCIALS - 12.3%
Banks - 8.4%
Bank of America Corp.	3,355,213	53,985
CIT Group, Inc.	157,349	7,546
Citigroup, Inc.	227,323	11,741
Regions Financial Corp.	778,163	7,898
U.S. Bancorp	862,484	36,466
Wells Fargo & Co.	377,370	19,412
		137,048
Capital Markets - 0.6%
The Blackstone Group LP	267,400	8,966
Insurance - 3.3%
AFLAC, Inc.	549,986	33,681
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 11,307
Unum Group	235,260	8,533
		53,521
TOTAL FINANCIALS		199,535
HEALTH CARE - 15.1%
Health Care Equipment & Supplies - 4.9%
Alere, Inc. (a)	172,283	6,107
Boston Scientific Corp. (a)	1,785,400	22,639
C.R. Bard, Inc.	75,400	11,192
St. Jude Medical, Inc.	463,300	30,388
Zimmer Holdings, Inc.	87,600	8,700
		79,026
Health Care Providers & Services - 2.7%
DaVita HealthCare Partners, Inc. (a)	158,496	11,836
Universal Health Services, Inc. Class B	278,914	31,919
		43,755
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	10,329
PerkinElmer, Inc.	207,500	9,306
		19,635
Pharmaceuticals - 6.3%
Johnson & Johnson	187,800	19,480
Merck & Co., Inc.	390,800	23,491
Sanofi SA sponsored ADR	1,088,444	59,538
		102,509
TOTAL HEALTH CARE		244,925
INDUSTRIALS - 7.4%
Aerospace & Defense - 5.1%
Alliant Techsystems, Inc.	278,850	35,135
Esterline Technologies Corp. (a)	180,022	21,104
Honeywell International, Inc.	139,500	13,285
Textron, Inc.	223,717	8,501
United Technologies Corp.	47,400	5,118
		83,143
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Allegion PLC	69,366	$ 3,567
Armstrong World Industries, Inc. (a)	143,230	8,262
		11,829
Machinery - 1.1%
Blount International, Inc. (a)	292,004	4,666
Ingersoll-Rand PLC	208,100	12,528
		17,194
Trading Companies & Distributors - 0.5%
Aircastle Ltd.	467,200	8,933
TOTAL INDUSTRIALS		121,099
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.3%
Cisco Systems, Inc.	204,600	5,113
IT Services - 0.6%
Fidelity National Information Services, Inc.	165,730	9,405
Semiconductors & Semiconductor Equipment - 3.9%
MagnaChip Semiconductor Corp. (a)	978,700	12,067
Micron Technology, Inc. (a)	911,183	29,705
ON Semiconductor Corp. (a)	855,870	8,353
Spansion, Inc. Class A (a)	613,543	13,682
		63,807
Software - 4.4%
Microsoft Corp.	429,324	19,504
Symantec Corp.	2,116,671	51,393
		70,897
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	566,160	58,031
TOTAL INFORMATION TECHNOLOGY		207,253
MATERIALS - 10.5%
Chemicals - 9.7%
Ashland, Inc.	83,100	8,910
Axiall Corp.	81,626	3,394
LyondellBasell Industries NV Class A	1,055,392	120,690
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	77,296	$ 15,912
W.R. Grace & Co. (a)	83,628	8,282
		157,188
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	166,200	8,170
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	4,750
TOTAL MATERIALS		170,108
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Level 3 Communications, Inc. (a)	558,139	25,094
UTILITIES - 4.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,665
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	822,963	19,562
The AES Corp.	1,687,800	25,621
		45,183
Multi-Utilities - 1.2%
Sempra Energy	179,639	19,036
TOTAL UTILITIES		70,884
TOTAL COMMON STOCKS (Cost $918,625)		1,509,412
Nonconvertible Bonds - 0.3%
Principal Amount (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,488)	$ 7,670	5,254
Money Market Funds - 9.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	109,304,896	$ 109,305
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	44,815,704	44,816
TOTAL MONEY MARKET FUNDS (Cost $154,121)		154,121
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,079,234)		1,668,787
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(43,631)
NET ASSETS - 100%		$ 1,625,156
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Securities Lending Cash Central Fund	154
Total	$ 249
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Bon-Ton Stores, Inc.	$ 34,067	$ -	$ 18,895	$ 96	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 304,401	$ 304,401	$ -	$ -
Consumer Staples	87,715	87,715	-	-
Energy	78,398	78,398	-	-
Financials	199,535	199,535	-	-
Health Care	244,925	244,925	-	-
Industrials	121,099	121,099	-	-
Information Technology	207,253	207,253	-	-
Materials	170,108	170,108	-	-
Telecommunication Services	25,094	25,094	-	-
Utilities	70,884	70,884	-	-
Corporate Bonds	5,254	-	5,254	-
Money Market Funds	154,121	154,121	-	-
Total Investments in Securities:	$ 1,668,787	$ 1,663,533	$ 5,254	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $1,081,774,000. Net unrealized appreciation aggregated $587,013,000, of which $600,318,000 related to appreciated investment securities and $13,305,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

August 31, 2014

1.805738.110

ADGF-QTLY-1010

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.3%
Johnson Controls, Inc.	174,917	$ 8,538
Mobileye NV	163,885	6,375
		14,913
Diversified Consumer Services - 0.6%
H&R Block, Inc.	193,564	6,490
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	205,000	5,310
Brinker International, Inc.	113,074	5,529
Darden Restaurants, Inc.	160,000	7,571
Wyndham Worldwide Corp.	56,252	4,553
		22,963
Household Durables - 0.5%
Taylor Wimpey PLC	2,815,664	5,357
Media - 4.0%
Altice S.A.	44,800	2,861
Atresmedia Corporacion de Medios de Comunicacion SA	232,299	3,391
CBS Corp. Class B	104,602	6,202
Comcast Corp. Class A	231,425	12,666
MDC Partners, Inc. Class A (sub. vtg.)	132,201	2,895
Time Warner Cable, Inc.	43,300	6,405
Time Warner, Inc.	116,481	8,973
		43,393
Multiline Retail - 0.3%
Dillard's, Inc. Class A	29,700	3,395
Specialty Retail - 2.0%
AutoZone, Inc. (a)	16,600	8,945
Foot Locker, Inc.	128,291	7,198
GameStop Corp. Class A (d)	129,200	5,452
Kingfisher PLC	3,865	19
VT Holdings Co. Ltd.	100,900	423
		22,037
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	78,185	6,141
VF Corp.	106,300	6,816
		12,957
TOTAL CONSUMER DISCRETIONARY		131,505
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.0%
Beverages - 3.6%
Dr. Pepper Snapple Group, Inc.	155,611	$ 9,791
PepsiCo, Inc.	153,900	14,234
The Coca-Cola Co.	350,010	14,602
		38,627
Food & Staples Retailing - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	98,500	2,954
Kroger Co.	217,360	11,081
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	60,793	3,019
Tsuruha Holdings, Inc.	15,600	852
Walgreen Co.	136,523	8,262
		26,168
Food Products - 1.9%
Archer Daniels Midland Co.	134,520	6,707
Bunge Ltd.	59,560	5,042
Greencore Group PLC	973,905	4,306
Hilton Food Group PLC	238,544	1,822
Kellogg Co.	49,100	3,190
		21,067
Tobacco - 3.1%
British American Tobacco PLC (United Kingdom)	179,757	10,628
Japan Tobacco, Inc.	238,300	8,163
Lorillard, Inc.	135,754	8,105
Philip Morris International, Inc.	83,900	7,180
		34,076
TOTAL CONSUMER STAPLES		119,938
ENERGY - 9.0%
Energy Equipment & Services - 0.7%
Aspen Aerogels, Inc. (a)	73,540	704
National Oilwell Varco, Inc.	77,786	6,723
		7,427
Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	181,690	23,520
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
EQT Midstream Partners LP (d)	61,300	5,976
Exxon Mobil Corp.	274,222	27,274
Kinder Morgan Holding Co. LLC (d)	110,400	4,445
MPLX LP	106,108	6,473
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Oil & Gas, Inc. (a)	128,694	$ 2,168
Phillips 66 Partners LP	72,745	5,383
PrairieSky Royalty Ltd. (d)	111,000	4,032
Suncor Energy, Inc.	202,280	8,303
TAG Oil Ltd. (a)	379,100	833
TAG Oil Ltd. (a)(e)	15,900	35
Woodside Petroleum Ltd.	54,426	2,170
		90,612
TOTAL ENERGY		98,039
FINANCIALS - 15.3%
Banks - 9.4%
Bank of America Corp.	998,403	16,064
Citigroup, Inc.	289,223	14,938
JPMorgan Chase & Co.	455,893	27,103
Nordea Bank AB	501,197	6,533
SunTrust Banks, Inc.	177,100	6,744
U.S. Bancorp	239,817	10,139
Wells Fargo & Co.	400,690	20,611
		102,132
Capital Markets - 1.9%
Ameriprise Financial, Inc.	44,000	5,533
BlackRock, Inc. Class A	16,219	5,361
Carlyle Group LP	85,523	2,844
Monex Group, Inc.	595,800	1,873
The Blackstone Group LP	167,290	5,609
		21,220
Consumer Finance - 1.0%
Capital One Financial Corp.	130,482	10,707
Diversified Financial Services - 0.8%
McGraw Hill Financial, Inc.	107,367	8,711
Insurance - 2.2%
Allied World Assurance Co.	147,164	5,444
Aspen Insurance Holdings Ltd.	120,040	5,104
Reinsurance Group of America, Inc.	45,740	3,796
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	50,800	$ 4,671
The Travelers Companies, Inc.	50,362	4,770
		23,785
TOTAL FINANCIALS		166,555
HEALTH CARE - 14.5%
Biotechnology - 2.8%
Amgen, Inc.	130,137	18,138
Gilead Sciences, Inc. (a)	112,662	12,120
		30,258
Health Care Equipment & Supplies - 2.4%
Covidien PLC	151,900	13,189
Medtronic, Inc.	95,400	6,091
The Cooper Companies, Inc.	40,502	6,603
		25,883
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	147,242	10,852
McKesson Corp.	52,232	10,187
		21,039
Health Care Technology - 0.1%
CompuGroup Medical AG	56,679	1,420
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	106,200	6,070
Lonza Group AG	39,407	4,511
		10,581
Pharmaceuticals - 6.3%
AbbVie, Inc.	267,650	14,796
Astellas Pharma, Inc.	422,600	6,084
Horizon Pharma, Inc. warrants 9/25/17 (a)	109,700	646
Johnson & Johnson	237,902	24,678
Merck & Co., Inc.	244,500	14,697
Teva Pharmaceutical Industries Ltd. sponsored ADR	152,400	8,004
		68,905
TOTAL HEALTH CARE		158,086
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.7%
The Boeing Co.	101,700	$ 12,896
United Technologies Corp.	151,401	16,348
		29,244
Air Freight & Logistics - 0.9%
FedEx Corp.	63,306	9,362
Airlines - 0.5%
Delta Air Lines, Inc.	133,600	5,288
Electrical Equipment - 0.3%
Generac Holdings, Inc. (a)(d)	66,206	3,080
Industrial Conglomerates - 2.1%
Danaher Corp.	144,994	11,108
General Electric Co.	103,100	2,679
Roper Industries, Inc.	64,596	9,726
		23,513
Machinery - 0.7%
Deere & Co.	18,800	1,581
Manitowoc Co., Inc.	80,403	2,365
Valmont Industries, Inc.	27,500	3,871
		7,817
Professional Services - 0.6%
Dun & Bradstreet Corp.	53,766	6,311
Road & Rail - 1.1%
Union Pacific Corp.	109,630	11,541
Trading Companies & Distributors - 0.0%
Now, Inc.	17,720	585
TOTAL INDUSTRIALS		96,741
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.2%
Cisco Systems, Inc.	525,979	13,144
QUALCOMM, Inc.	147,478	11,223
		24,367
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	114,443	7,173
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.3%
Google, Inc.:
Class A (a)	21,903	$ 12,755
Class C (a)	21,903	12,520
		25,275
IT Services - 4.4%
Amdocs Ltd.	120,612	5,681
ASAC II LP (f)	298,480	4,850
Computer Sciences Corp.	68,411	4,090
Fidelity National Information Services, Inc.	161,998	9,193
IBM Corp.	72,700	13,980
Total System Services, Inc.	82,472	2,595
Visa, Inc. Class A	36,299	7,714
		48,103
Semiconductors & Semiconductor Equipment - 0.4%
MediaTek, Inc.	227,000	3,795
Software - 4.7%
Activision Blizzard, Inc.	207,867	4,893
Comverse, Inc. (a)	93,640	2,312
Microsoft Corp.	586,663	26,652
Oracle Corp.	426,928	17,730
		51,587
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	443,024	45,413
EMC Corp.	328,500	9,701
		55,114
TOTAL INFORMATION TECHNOLOGY		215,414
MATERIALS - 2.7%
Chemicals - 2.3%
Cabot Corp.	60,538	3,316
LyondellBasell Industries NV Class A	86,826	9,929
Potash Corp. of Saskatchewan, Inc. (d)	186,600	6,554
W.R. Grace & Co. (a)	55,609	5,507
Westlake Chemical Partners LP (a)	2,000	61
		25,367
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	107,900	$ 3,924
TOTAL MATERIALS		29,291
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	414,000	20,625
Verizon Communications, Inc. CDI	35,521	1,763
		22,388
UTILITIES - 1.5%
Electric Utilities - 1.0%
Edison International	85,700	5,068
NRG Yield, Inc. Class A (d)	42,100	2,290
Xcel Energy, Inc.	119,364	3,826
		11,184
Multi-Utilities - 0.5%
CMS Energy Corp.	168,450	5,144
TOTAL UTILITIES		16,328
TOTAL COMMON STOCKS (Cost $849,235)		1,054,285
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $791)	$ 791	663
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.03% 10/23/14 (Cost $30)	30	30
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	34,239,151	$ 34,239
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	10,067,690	10,068
TOTAL MONEY MARKET FUNDS (Cost $44,307)		44,307
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $894,363)		1,099,285
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(9,611)
NET ASSETS - 100%		$ 1,089,674
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,850,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	70
Total	$ 97
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,505	$ 125,130	$ 6,375	$ -
Consumer Staples	119,938	109,310	10,628	-
Energy	98,039	97,335	704	-
Financials	166,555	166,555	-	-
Health Care	158,086	157,440	646	-
Industrials	96,741	96,741	-	-
Information Technology	215,414	210,564	-	4,850
Materials	29,291	29,291	-	-
Telecommunication Services	22,388	22,388	-	-
Utilities	16,328	16,328	-	-
Corporate Bonds	663	-	663	-
U.S. Government and Government Agency Obligations	30	-	30	-
Money Market Funds	44,307	44,307	-	-
Total Investments in Securities:	$ 1,099,285	$ 1,075,389	$ 19,046	$ 4,850
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $894,641,000. Net unrealized appreciation aggregated $204,644,000, of which $211,199,000 related to appreciated investment securities and $6,555,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014